UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	January 31, 2024

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

January 31, 2024
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel.
The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-
duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 9.28
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
Core Aggressive Allocation ETF
4
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.49% 11.01% 8.27% 7.41% 11.01% 48.80% 104.44%
Fund Market ..................
3.37 11.02 8.26 7.40 – % 11.02 48.69 104.19
Index ....................... 3.54 11.12 8.43 7.55 11.12 49.90 107.09
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,034.90  $ 0.56  $ 1,000.00  $ 1,024.58  $ 0.56  0.11%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 48.7%
International Equity ................................ 32.1
Domestic Fixed Income ............................. 16.4
International Fixed Income ........................... 2.8
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 44.6%
iShares Core MSCI International Developed Markets ETF ...... 24.0
iShares Core Total USD Bond Market ETF ................. 16.4
iShares Core MSCI Emerging Markets ETF ................ 8.1
iShares Core S&P Mid-Cap ETF ........................ 2.8

iShares
®
Core Conservative Allocation ETF
5
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the
Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.81% 6.35% 3.85% 3.74% 6.35% 20.79% 44.39%
Fund Market ..................
3.52 6.33 3.82 3.71 – % 6.33 20.64 43.99
Index ....................... 3.85 6.44 4.01 3.87 6.44 21.74 46.22
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,038.10  $ 0.46  $ 1,000.00  $ 1,024.68  $ 0.46  0.09%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 59.0%
Domestic Equity .................................. 18.8
International Equity ................................ 12.3
International Fixed Income ........................... 9.9
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 59.0%
iShares Core S&P 500 ETF ........................... 17.2
iShares Core International Aggregate Bond ETF ............. 9.9
iShares Core MSCI International Developed Markets ETF ...... 9.2
iShares Core MSCI Emerging Markets ETF ................ 3.1

iShares
®
Core Growth Allocation ETF
6
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.59% 9.11% 6.54% 6.07% 9.11% 37.26% 80.29%
Fund Market ..................
3.36 9.01 6.51 6.05 – % 9.01 37.05 79.97
Index ....................... 3.65 9.23 6.70 6.21 9.23 38.32 82.61
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,035.90  $ 0.51  $ 1,000.00  $ 1,024.63  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 36.8%
Domestic Fixed Income ............................. 33.2
International Equity ................................ 24.4
International Fixed Income ........................... 5.6
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core S&P 500 ETF ........................... 33.8%
iShares Core Total USD Bond Market ETF ................. 33.2
iShares Core MSCI International Developed Markets ETF ...... 18.2
iShares Core MSCI Emerging Markets ETF ................ 6.2
iShares Core International Aggregate Bond ETF ............. 5.6

iShares
®
Core Moderate Allocation ETF
7
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.73% 7.26% 4.75% 4.51% 7.26% 26.13% 55.46%
Fund Market ..................
3.58 7.02 4.74 4.49 – % 7.02 26.04 55.13
Index ....................... 3.78 7.37 4.92 4.65 7.37 27.16 57.51
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,037.30  $ 0.51  $ 1,000.00  $ 1,024.63  $ 0.51  0.10%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 50.3%
Domestic Equity .................................. 24.8
International Equity ................................ 16.5
International Fixed Income ........................... 8.4
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Core Total USD Bond Market ETF ................. 50.3%
iShares Core S&P 500 ETF ........................... 22.8
iShares Core MSCI International Developed Markets ETF ...... 12.3
iShares Core International Aggregate Bond ETF ............. 8.4
iShares Core MSCI Emerging Markets ETF ................ 4.2

iShares
®
Morningstar Multi-Asset Income ETF
8
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar
®
Multi-Asset High
Income Index
SM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.84% 4.43% 0.62% 2.72% 4.43% 3.13% 30.76%
Fund Market ..................
3.97 4.34 0.59 2.69 – % 4.34 2.98 30.46
Index ....................... 3.90 4.49 0.72 2.76  4.49 3.65 31.29
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,038.40  $ 1.28  $ 1,000.00  $ 1,023.88  $ 1.27  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 35.0%
International Fixed Income ........................... 24.6
International Equity ................................ 20.0
Domestic Equity .................................. 11.1
Domestic Real Estate ............................... 9.3
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares iBoxx $ High Yield Corporate Bond ETF ............. 20.1%
iShares 1-5 Year Investment Grade Corporate Bond ETF ....... 14.9
iShares Floating Rate Bond ETF ....................... 14.7
iShares Preferred and Income Securities ETF ............... 11.1
iShares International Select Dividend ETF ................. 10.1

About Fund Performance
9
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
Core Aggressive Allocation ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  48 .6%
iShares Core S&P 500 ETF .................. 1,627,017 $ 789,428,648
iShares Core S&P Mid-Cap ETF ............... 183,190 49,889,965
iShares Core S&P Small-Cap ETF ............. 211,360 21,981,440
861,300,053
a
Domestic Fixed Income  —  16 .4%
iShares Core Total USD Bond Market ETF
(b)
....... 6,274,728 290,331,665
a
International Equity  —  32 .1%
iShares Core MSCI Emerging Markets ETF ....... 2,961,700 143,494,365
iShares Core MSCI International Developed Markets
ETF ................................ 6,715,027 424,524,007
568,018,372
a
International Fixed Income  —  2 .7%
iShares Core International Aggregate Bond ETF .... 980,299 48,730,663
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,617,696,121 ) ............................... 1,768,380,753
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(a) (c) (d)
...................... 41,394,171 $ 41,419,007
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (c)
............................ 2,345,590 2,345,590
a
Total Short-Term Securities — 2.5%
(Cost: $ 43,764,597 ) ................................. 43,764,597
Total Investments — 102.3%
(Cost: $ 1,661,460,718 ) ............................... 1,812,145,350
Liabilities in Excess of Other Assets — ( 2 .3 ) % ............... (41,500,773)
Net Assets — 100.0% ................................. $ 1,770,644,577
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 41,423,151
(a)
$ — $ (4,144) $ — $ 41,419,007 41,394,171 $ 7,002
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,259,190 86,400
(a)
— — — 2,345,590 2,345,590 82,856 —
iShares Core
International
Aggregate Bond
ETF ......... 47,857,229 6,169,287 (5,672,248) (85,677) 462,072 48,730,663 980,299 1,836,514 —
iShares Core MSCI
Emerging Markets
ETF ......... 145,127,740 21,727,939 (13,251,021) 674,094 (10,784,387) 143,494,365 2,961,700 3,046,255 —
iShares Core MSCI
International
Developed
Markets ETF ... 402,513,379 55,407,088 (38,247,543) 3,414,610 1,436,473 424,524,007 6,715,027 6,138,728 —
iShares Core S&P
500 ETF ...... 744,174,105 92,712,922 (91,149,179) 26,859,949 16,830,851 789,428,648 1,627,017 6,549,936 —
iShares Core S&P
Mid-Cap ETF ... 45,736,505 7,964,792 (4,520,080) 1,655,581 (946,833) 49,889,965 183,190 425,980 —
iShares Core S&P
Small-Cap ETF . 19,675,962 4,075,125 (2,003,068) 600,962 (367,541) 21,981,440 211,360 149,858 —

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core Total
USD Bond Market
ETF ......... $ 264,617,316 $ 44,317,869 $ (26,025,837) $ 1,322,481 $ 6,099,836 $ 290,331,665 6,274,728 $ 5,128,694 $ —
$ 34,437,856 $ 12,730,471
$ 1,812,145,350
$ 23,365,823 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 9 03/15/24 $ 2,192 $ 50,533
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 50,533 $ — $ — $ — $ 50,533
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 298,464 $ — $ — $ — $ 298,464
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (50,518) $ — $ — $ — $ (50,518)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,727,700
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Core Aggressive Allocation ETF
12
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 1,768,380,753 $ — $ — $ 1,768,380,753
Short-Term Securities
Money Market Funds .......................................... 43,764,597 — — 43,764,597
$ 1,812,145,350 $ — $ — $ 1,812,145,350
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 50,533 $ — $ — $ 50,533
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  18 .7%
iShares Core S&P 500 ETF .................. 217,464 $ 105,513,533
iShares Core S&P Mid-Cap ETF ............... 24,490 6,669,607
iShares Core S&P Small-Cap ETF ............. 28,258 2,938,832
115,121,972
a
Domestic Fixed Income  —  58 .9%
iShares Core Total USD Bond Market ETF
(b)
....... 7,827,068 362,158,436
a
International Equity  —  12 .4%
iShares Core MSCI Emerging Markets ETF ....... 395,820 19,177,479
iShares Core MSCI International Developed Markets
ETF ................................ 897,473 56,738,243
75,915,722
a
International Fixed Income  —  9 .9%
iShares Core International Aggregate Bond ETF
(b)
... 1,222,828 60,786,780
a
Total Long-Term Investments — 99.9%
(Cost: $ 672,663,066 ) ................................ 613,982,910
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(a) (c) (d)
...................... 9,113,587 $ 9,119,055
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (c)
............................ 591,441 591,441
a
Total Short-Term Securities — 1.6%
(Cost: $ 9,710,496 ) .................................. 9,710,496
Total Investments — 101.5%
(Cost: $ 682,373,562 ) ................................ 623,693,406
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (9,175,571)
Net Assets — 100.0% ................................. $ 614,517,835
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 20,296,414 $ — $ (11,181,373)
(a)
$ 3,932 $ 82 $ 9,119,055 9,113,587 $ 7,012
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,779,284 — (1,187,843)
(a)
— — 591,441 591,441 39,028 —
iShares Core
International
Aggregate Bond
ETF ........ 70,773,509 17,241,483 (27,573,436) (1,021,097) 1,366,321 60,786,780 1,222,828 2,591,734 —
iShares Core MSCI
Emerging Markets
ETF ........ 22,995,093 5,661,857 (7,848,979) (128,002) (1,502,490) 19,177,479 395,820 462,042 —
iShares Core MSCI
International
Developed
Markets ETF .. 63,777,541 15,216,749 (22,522,630) 479,682 (213,099) 56,738,243 897,473 931,061 —
iShares Core S&P
500 ETF ..... 117,911,921 28,005,685 (46,181,659) 4,791,265 986,321 105,513,533 217,464 1,009,257 —
iShares Core S&P
Mid-Cap ETF .. 7,246,385 1,974,935 (2,610,472) 147,801 (89,042) 6,669,607 24,490 65,539 —
iShares Core S&P
Small-Cap ETF 3,117,468 947,953 (1,140,977) 73,474 (59,086) 2,938,832 28,258 23,149 —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Core Conservative Allocation ETF
14
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core Total
USD Bond Market
ETF ........ $ 391,329,136 $ 104,728,180 $ (142,340,941) $ (4,450,087) $ 12,892,148 $ 362,158,436 7,827,068 $ 7,244,944 $ —
$ (103,032) $ 13,381,155
$ 623,693,406
$ 12,373,766 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 613,982,910 $ — $ — $ 613,982,910
Short-Term Securities
Money Market Funds .......................................... 9,710,496 — — 9,710,496
$ 623,693,406 $ — $ — $ 623,693,406

iShares
®
Core Growth Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  36 .9%
iShares Core S&P 500 ETF .................. 1,386,356 $ 672,659,931
iShares Core S&P Mid-Cap ETF ............... 156,027 42,492,393
iShares Core S&P Small-Cap ETF ............. 179,986 18,718,544
733,870,868
a
Domestic Fixed Income  —  33 .1%
iShares Core Total USD Bond Market ETF
(b)
....... 14,252,604 659,467,987
a
International Equity  —  24 .3%
iShares Core MSCI Emerging Markets ETF ....... 2,522,848 122,231,986
iShares Core MSCI International Developed Markets
ETF ................................ 5,720,450 361,646,849
483,878,835
a
International Fixed Income  —  5 .6%
iShares Core International Aggregate Bond ETF .... 2,227,412 110,724,651
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,983,071,359 ) ............................... 1,987,942,341
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(a) (c) (d)
...................... 34,284,729 $ 34,305,300
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (c)
............................ 2,320,625 2,320,625
a
Total Short-Term Securities — 1.8%
(Cost: $ 36,625,925 ) ................................. 36,625,925
Total Investments — 101.7%
(Cost: $ 2,019,697,284 ) ............................... 2,024,568,266
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (34,501,077)
Net Assets — 100.0% ................................. $ 1,990,067,189
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ — $ 34,303,526
(a)
$ — $ 1,774 $ — $ 34,305,300 34,284,729 $ 21,650
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 3,504,508 — (1,183,883)
(a)
— — 2,320,625 2,320,625 117,848 —
iShares Core
International
Aggregate Bond
ETF ....... 111,382,020 23,936,176 (25,302,526) (384,695) 1,093,676 110,724,651 2,227,412 4,416,826 —
iShares Core
MSCI Emerging
Markets ETF . 126,663,234 28,677,318 (24,161,847) 604,061 (9,550,780) 122,231,986 2,522,848 2,742,031 —
iShares Core MSCI
International
Developed
Markets ETF . 351,301,792 75,854,595 (69,384,775) 5,295,994 (1,420,757) 361,646,849 5,720,450 5,526,161 —
iShares Core S&P
500 ETF .... 649,492,070 135,333,418 (149,952,433) 20,776,591 17,010,285 672,659,931 1,386,356 5,846,323 —
iShares Core S&P
Mid-Cap ETF . 39,917,768 10,075,477 (8,130,636) 882,789 (253,005) 42,492,393 156,027 380,419 —
iShares Core S&P
Small-Cap ETF 17,172,312 4,894,400 (3,569,611) 407,955 (186,512) 18,718,544 179,986 133,526 —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Core Growth Allocation ETF
16
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF .. $ 615,867,167 $ 152,672,497 $ (125,907,818) $ 3,421,647 $ 13,414,494 $ 659,467,987 14,252,604 $ 11,995,695 $ —
$ 31,006,116 $ 20,107,401
$ 2,024,568,266
$ 31,180,479 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,987,942,341 $ — $ — $ 1,987,942,341
Short-Term Securities
Money Market Funds ...................................... 36,625,925 — — 36,625,925
$ 2,024,568,266 $ — $ — $ 2,024,568,266

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  24 .8%
iShares Core S&P 500 ETF .................. 637,544 $ 309,336,349
iShares Core S&P Mid-Cap ETF ............... 71,776 19,547,476
iShares Core S&P Small-Cap ETF ............. 82,809 8,612,136
337,495,961
a
Domestic Fixed Income  —  50 .3%
iShares Core Total USD Bond Market ETF ........ 14,752,043 682,577,029
a
International Equity  —  16 .4%
iShares Core MSCI Emerging Markets ETF ....... 1,160,516 56,227,000
iShares Core MSCI International Developed Markets
ETF ................................ 2,631,221 166,345,792
222,572,792
a
International Fixed Income  —  8 .4%
iShares Core International Aggregate Bond ETF .... 2,304,734 114,568,327
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,412,614,352 ) ............................... 1,357,214,109
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,268,909 $ 1,268,909
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,268,909 ) .................................. 1,268,909
Total Investments — 100.0%
(Cost: $ 1,413,883,261 ) ............................... 1,358,483,018
Liabilities in Excess of Other Assets — 0 .0% ................ (104,425)
Net Assets — 100.0% ................................. $ 1,358,378,593
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ — $ (4)
(b)
$ 4 $ — $ — — $ 9,510
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,137,565 — (1,868,656)
(b)
— — 1,268,909 1,268,909 75,937 —
iShares Core
International
Aggregate Bond
ETF ........ 118,727,434 17,114,805 (22,085,812) (647,183) 1,459,083 114,568,327 2,304,734 4,421,777 —
iShares Core MSCI
Emerging Markets
ETF ........ 60,007,204 9,243,750 (8,738,690) 200,797 (4,486,061) 56,227,000 1,160,516 1,239,669 —
iShares Core MSCI
International
Developed
Markets ETF .. 166,430,861 23,785,896 (25,111,125) 1,886,500 (646,340) 166,345,792 2,631,221 2,498,152 —
iShares Core S&P
500 ETF ..... 307,699,357 43,401,643 (58,076,977) 11,769,981 4,542,345 309,336,349 637,544 2,680,394 —
iShares Core S&P
Mid-Cap ETF .. 18,910,825 3,391,152 (2,949,621) 738,836 (543,716) 19,547,476 71,776 174,230 —
iShares Core S&P
Small-Cap ETF 8,135,704 1,723,201 (1,301,030) 333,700 (279,439) 8,612,136 82,809 61,381 —
iShares Core Total
USD Bond Market
ETF ........ 656,482,135 112,268,407 (102,581,972) 2,257,780 14,150,679 682,577,029 14,752,043 12,468,728 —
$ 16,540,415 $ 14,196,551
$ 1,358,483,018
$ 23,629,778 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Core Moderate Allocation ETF
18
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,357,214,109 $ — $ — $ 1,357,214,109
Short-Term Securities
Money Market Funds ...................................... 1,268,909 — — 1,268,909
$ 1,358,483,018 $ — $ — $ 1,358,483,018

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  11 .0%
iShares Preferred and Income Securities ETF ...... 433,006 $ 13,882,173
a
Domestic Fixed Income  —  35 .0%
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 364,416 18,760,136
iShares iBoxx $ High Yield Corporate Bond ETF
(b)
... 325,969 25,256,078
44,016,214
a
Domestic Real Estate  —  9 .3%
iShares Mortgage Real Estate ETF ............. 514,743 11,648,634
a
International Equity  —  20 .0%
iShares Emerging Markets Dividend ETF ......... 479,879 12,409,671
iShares International Select Dividend ETF ........ 461,772 12,721,819
25,131,490
a
International Fixed Income  —  24 .6%
iShares Floating Rate Bond ETF .............. 361,397 18,409,563
iShares J.P. Morgan EM Local Currency Bond ETF .. 170,002 6,126,872
Security Shares Value
a
International Fixed Income — 24.6% (continued)
iShares J.P. Morgan USD Emerging Markets Bond ETF 71,845 $ 6,320,923
30,857,358
a
Total Long-Term Investments — 99.9%
(Cost: $ 137,343,118 ) ................................ 125,535,869
a
Short-Term Securities
Money Market Funds  —  20 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(a) (c) (d)
...................... 25,839,314 25,854,817
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (c)
............................ 155,463 155,463
a
Total Short-Term Securities — 20.7%
(Cost: $ 26,007,805 ) ................................. 26,010,280
Total Investments — 120.6%
(Cost: $ 163,350,923 ) ................................ 151,546,149
Liabilities in Excess of Other Assets — ( 20 .6 ) % .............. (25,872,595)
Net Assets — 100.0% ................................. $ 125,673,554
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 47,039,503 $ — $ (21,196,590)
(a)
$ 8,373 $ 3,531 $ 25,854,817 25,839,314 $ 204,295
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 263,003 — (107,540)
(a)
— — 155,463 155,463 6,536 —
iShares 1-3 Year
Treasury Bond
ETF
(c)
....... — 6,574,794 (6,603,284) 28,490 — — — 49,071 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ........ 19,703,861 1,580,492 (2,957,242) 10,251 422,774 18,760,136 364,416 341,741 —
iShares Emerging
Markets Dividend
ETF ........ 13,802,602 1,095,738 (2,397,527) (446,342) 355,200 12,409,671 479,879 729,770 —
iShares Floating
Rate Bond ETF 19,816,887 1,508,045 (2,942,206) 16,776 10,061 18,409,563 361,397 567,960 —
iShares iBoxx $ High
Yield Corporate
Bond ETF .... 26,759,088 1,882,885 (4,040,532) (254,215) 908,852 25,256,078 325,969 753,455 —
iShares International
Select Dividend
ETF ........ 8,044,671 6,626,442 (2,224,350) (50,193) 325,249 12,721,819 461,772 427,757 —

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
Morningstar Multi-Asset Income ETF
20
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares J.P. Morgan
EM Local
Currency Bond
ETF ........ $ 6,969,761 $ 462,297 $ (1,021,017) $ (123,366) $ (160,803) $ 6,126,872 170,002 $ 88,075 $ —
iShares J.P. Morgan
USD Emerging
Markets Bond
ETF ........ 6,612,299 6,620,153 (6,918,545) 79,248 (72,232) 6,320,923 71,845 78,396 —
iShares Mortgage
Real Estate ETF 14,959,742 4,190,426 (6,664,518) (1,159,345) 322,329 11,648,634 514,743 737,362 —
iShares MSCI EAFE
Value ETF
(c)
... 5,348,457 5,040 (5,183,855) 187,429 (357,071) — — — —
iShares Preferred
and Income
Securities ETF . 13,622,847 5,080,025 (5,181,680) (648,763) 1,009,744 13,882,173 433,006 499,704 —
$ (2,351,657) $ 2,767,634
$ 151,546,149
$ 4,484,122 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 125,535,869 $ — $ — $ 125,535,869
Short-Term Securities
Money Market Funds ...................................... 26,010,280 — — 26,010,280
$ 151,546,149 $ — $ — $ 151,546,149

21
Financial Statements
Statements of Assets and Liabilities
(unaudited)
January 31, 2024
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................... $ 1,812,145,350  $ 623,693,406  $ 2,024,568,266  $ 1,358,483,018
Cash ............................................................ —  —  —  4
Cash pledged:
Futures contracts .................................................. 118,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... 5,565  2,062  7,153  4,792
Dividends — affiliated ............................................... 10,762  3,067  11,185  6,080
Total assets .......................................................
1,812,279,677  623,698,535  2,024,586,604  1,358,493,894
LIABILITIES
Due to broker ...................................................... 4,144  7,122  25,912  —
Collateral on securities loaned ........................................... 41,419,007  9,119,055  34,305,300  —
Payables:
Capital shares redeemed ............................................. 12,746  —  8,224  —
Investment advisory fees ............................................. 162,978  54,523  179,979  115,301
Variation margin on futures contracts ..................................... 36,225  —  —  —
Total liabilities ......................................................
41,635,100  9,180,700  34,519,415  115,301
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,770,644,577  $ 614,517,835  $ 1,990,067,189  $ 1,358,378,593
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,607,279,218  $ 682,786,763  $ 1,982,381,789  $ 1,415,237,530
Accumulated earnings (loss) ............................................ 163,365,359  (68,268,928) 7,685,400  (56,858,937)
NET ASSETS ......................................................
$ 1,770,644,577  $ 614,517,835  $ 1,990,067,189  $ 1,358,378,593
NET ASSET VALUE
Shares outstanding .................................................. 25,600,000  16,950,000  37,350,000  32,650,000
Net asset value ..................................................... $ 69.17  $ 36.25  $ 53.28  $ 41.60
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 40,993,739  $ 8,938,875  $ 33,772,473  $ —
(b)
Investments, at cost — affiliated ........................................ $ 1,661,460,718  $ 682,373,562  $ 2,019,697,284  $ 1,413,883,261

22
2024
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 151,546,149
Receivables:
Securities lending income — affiliated ................................................................................... 6,452
Dividends — affiliated .............................................................................................. 727
Total assets ......................................................................................................
151,553,328
LIABILITIES
Collateral on securities loaned .......................................................................................... 25,851,905
Payables:
Capital shares redeemed ............................................................................................ 1,000
Investment advisory fees ............................................................................................ 26,869
Total liabilities .....................................................................................................
25,879,774
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 125,673,554
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 193,745,296
Accumulated loss .................................................................................................. (68,071,742)
NET ASSETS .....................................................................................................
$ 125,673,554
NET ASSET VALUE
Shares outstanding ................................................................................................. 6,350,000
Net asset value .................................................................................................... $ 19.79
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 25,199,053
(b)
Investments, at cost — affiliated ....................................................................................... $ 163,350,923

23
Financial Statements
Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 23,358,821  $ 12,366,754  $ 31,158,829  $ 23,620,268
Interest — unaffiliated .............................................. 5,736  950  2,017  1,569
Securities lending income — affiliated — net ............................... 7,002  7,012  21,650  9,510
Total investment income ..............................................
23,371,559  12,374,716  31,182,496  23,631,347
EXPENSES
Investment advisory ............................................... 1,281,035  501,277  1,479,089  1,015,615
Total expenses .................................................... 1,281,035  501,277  1,479,089  1,015,615
Less: (378,838) (183,258) (478,029) (356,870)
Investment advisory fees waived ....................................... (378,838) (183,258) (478,029) (356,870)
Total expenses after fees waived ........................................
902,197  318,019  1,001,060  658,745
Net investment income ...............................................
22,469,362  12,056,697  30,181,436  22,972,602
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (2,698,677) (1,188,539) (2,484,580) (2,229,364)
Futures contracts ............................................... 298,464  —  —  —
In-kind redemptions — affiliated
(a)
.................................... 37,136,533  1,085,507  33,490,696  18,769,779
34,736,320  (103,032) 31,006,116  16,540,415
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 12,730,471  13,381,155  20,107,401  14,196,551
Futures contracts ............................................... (50,518) —  —  —
12,679,953  13,381,155  20,107,401  14,196,551
Net realized and unrealized gain ........................................
47,416,273  13,278,123  51,113,517  30,736,966
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 69,885,635  $ 25,334,820  $ 81,294,953  $ 53,709,568
(a)
See Note 2 of the Notes to Financial Statements.

24
2024
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2024
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 4,279,827
Interest — unaffiliated .............................................................................................. 161
Securities lending income — affiliated — net ............................................................................... 204,295
Total investment income ..............................................................................................
4,484,283
EXPENSES
Investment advisory ............................................................................................... 160,665
Total expenses .................................................................................................... 160,665
Less: (814)
Investment advisory fees waived ....................................................................................... (814)
Total expenses after fees waived ........................................................................................
159,851
Net investment income ...............................................................................................
4,324,432
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... (2,081,264)
In-kind redemptions — affiliated
(a)
.................................................................................... (270,393)
(2,351,657)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 2,767,634
2,767,634
Net realized and unrealized gain ........................................................................................
415,977
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 4,740,409
(a)
See Note 2 of the Notes to Financial Statements.

25
Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 22,469,362  $ 31,590,513  $ 12,056,697  $ 19,521,721
Net realized gain (loss) ......................................... 34,736,320  95,400,105  (103,032) (8,170,484)
Net change in unrealized appreciation (depreciation) ..................... 12,679,953  31,858,639  13,381,155  223,541
Net increase in net assets resulting from operations ........................
69,885,635  158,849,257  25,334,820  11,574,778
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,558,820) (31,583,604) (12,091,144) (19,515,919)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
51,364,716  50,787,208  (77,606,644) (90,629,822)
NET ASSETS
Total increase (decrease) in net assets ................................ 98,691,531  178,052,861  (64,362,968) (98,570,963)
Beginning of period .............................................
1,671,953,046  1,493,900,185  678,880,803  777,451,766
End of period .................................................
$ 1,770,644,577  $ 1,671,953,046  $ 614,517,835  $ 678,880,803
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 30,181,436  $ 46,098,759  $ 22,972,602  $ 34,811,927
Net realized gain ............................................. 31,006,116  108,476,281  16,540,415  23,041,188
Net change in unrealized appreciation (depreciation) ..................... 20,107,401  (97,082) 14,196,551  (11,990,964)
Net increase in net assets resulting from operations ........................
81,294,953  154,477,958  53,709,568  45,862,151
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(30,321,901) (46,085,797) (23,049,283) (34,793,702)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
23,961,206  (176,696,941) (11,702,689) (236,731,183)
NET ASSETS
Total increase (decrease) in net assets ................................ 74,934,258  (68,304,780) 18,957,596  (225,662,734)
Beginning of period .............................................
1,915,132,931  1,983,437,711  1,339,420,997  1,565,083,731
End of period .................................................
$ 1,990,067,189  $ 1,915,132,931  $ 1,358,378,593  $ 1,339,420,997
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

27
Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 4,324,432  $ 8,841,563
Net realized loss ................................................................................ (2,351,657) (13,754,396)
Net change in unrealized appreciation (depreciation) ........................................................ 2,767,634  5,848,473
Net increase in net assets resulting from operations ...........................................................
4,740,409  935,640
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(4,198,165) (8,811,807)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(10,766,845) (32,266,234)
NET ASSETS
Total decrease in net assets .......................................................................... (10,224,601) (40,142,401)
Beginning of period ................................................................................
135,898,155  176,040,556
End of period ....................................................................................
$ 125,673,554  $ 135,898,155
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

28
2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 67.69  $ 63.03  $ 70.93  $ 56.77  $ 54.53  $ 54.21
Net investment income
(a)
............... 0 .87  1 .29  1 .43  1 .05  1 .24  1 .29
Net realized and unrealized gain (loss)
(b)
.....
1 .46  4 .63  ( 7 .93 ) 14.19  2 .24  0 .28
Net increase (decrease) from investment
operations .........................
2 .33  5 .92  ( 6 .50 ) 15.24  3 .48  1 .57
Distributions from net investment income
(c)
..... ( 0 .85 ) ( 1 .26 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 ) ( 1 .25 )
Net asset value, end of period ............
$ 69.17  $ 67.69  $ 63.03  $ 70.93  $ 56.77  $ 54.53
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .49%
(e)
9 .57% ( 9 .24 ) % 27.01% 6 .49% 2 .99%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .11%
(g)
0 .11% 0 .12% 0 .20% 0 .19% 0 .19%
Net investment income ..................
2 .62%
(g)
2 .08% 2 .11% 1 .62% 2 .27% 2 .44%
Supplemental Data
Net assets, end of period (000) ............
$ 1,770,645  $ 1,671,953  $ 1,493,900  $ 1,464,706  $ 1,016,165  $ 948,896
Portfolio turnover rate
(h)
..................
2% 5% 2% 6% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 35.54  $ 35.74  $ 40.05  $ 37.15  $ 35.27  $ 34.18
Net investment income
(a)
............... 0 .63  0 .88  0 .68  0 .61  0 .88  0 .98
Net realized and unrealized gain (loss)
(b)
.....
0 .70  ( 0 .21 ) ( 4 .32 ) 2 .96  1 .89  1 .08
Net increase (decrease) from investment
operations .........................
1 .33  0 .67  ( 3 .64 ) 3 .57  2 .77  2 .06
Distributions from net investment income
(c)
..... ( 0 .62 ) ( 0 .87 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 ) ( 0 .97 )
Net asset value, end of period ............
$ 36.25  $ 35.54  $ 35.74  $ 40.05  $ 37.15  $ 35.27
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .81%
(e)
1 .98% ( 9 .16 ) % 9 .70% 7 .98% 6 .17%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .09%
(g)
0 .09% 0 .11% 0 .19% 0 .19% 0 .19%
Net investment income ..................
3 .60%
(g)
2 .55% 1 .79% 1 .58% 2 .46% 2 .87%
Supplemental Data
Net assets, end of period (000) ............
$ 614,518  $ 678,881  $ 777,452  $ 945,256  $ 698,418  $ 529,064
Portfolio turnover rate
(h)
..................
1% 5% 2% 5% 5% 3%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

30
2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 52.18  $ 50.09  $ 56.25  $ 47.70  $ 45.57  $ 44.84
Net investment income
(a)
............... 0 .78  1 .13  1 .08  0 .84  1 .09  1 .16
Net realized and unrealized gain (loss)
(b)
.....
1 .07  2 .04  ( 6 .19 ) 8 .60  2 .13  0 .69
Net increase (decrease) from investment
operations .........................
1 .85  3 .17  ( 5 .11 ) 9 .44  3 .22  1 .85
Distributions from net investment income
(c)
..... ( 0 .75 ) ( 1 .08 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 ) ( 1 .12 )
Net asset value, end of period ............
$ 53.28  $ 52.18  $ 50.09  $ 56.25  $ 47.70  $ 45.57
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .59%
(e)
6 .51% ( 9 .18 ) % 19.92% 7 .20% 4 .24%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(g)
0 .10% 0 .12% 0 .20% 0 .19% 0 .19%
Net investment income ..................
3 .05%
(g)
2 .30% 2 .01% 1 .59% 2 .37% 2 .63%
Supplemental Data
Net assets, end of period (000) ............
$ 1,990,067  $ 1,915,133  $ 1,983,438  $ 1,844,998  $ 1,414,304  $ 1,310,259
Portfolio turnover rate
(h)
..................
2% 6% 2% 7% 4% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

31
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 40.77  $ 40.39  $ 45.30  $ 40.76  $ 38.77  $ 37.73
Net investment income
(a)
............... 0 .68  0 .96  0 .80  0 .68  0 .96  1 .05
Net realized and unrealized gain (loss)
(b)
.....
0 .81  0 .39  ( 4 .91 ) 4 .59  1 .99  0 .99
Net increase (decrease) from investment
operations .........................
1 .49  1 .35  ( 4 .11 ) 5 .27  2 .95  2 .04
Distributions from net investment income
(c)
..... ( 0 .66 ) ( 0 .97 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 ) ( 1 .00 )
Net asset value, end of period ............
$ 41.60  $ 40.77  $ 40.39  $ 45.30  $ 40.76  $ 38.77
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .73%
(e)
3 .48% ( 9 .15 ) % 13.03% 7 .75% 5 .52%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .17% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........
0 .10%
(g)
0 .10% 0 .12% 0 .19% 0 .19% 0 .19%
Net investment income ..................
3 .38%
(g)
2 .46% 1 .86% 1 .57% 2 .44% 2 .80%
Supplemental Data
Net assets, end of period (000) ............
$ 1,358,379  $ 1,339,421  $ 1,565,084  $ 1,707,920  $ 1,239,057  $ 1,106,956
Portfolio turnover rate
(h)
..................
2% 5% 2% 7% 6% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

32
2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ......
$ 19.70  $ 20.47  $ 24.32  $ 22.91  $ 24.96  $ 24.87
Net investment income
(a)
.............. 0 .65  1 .16  0 .78  0 .74  1 .23  1 .25
Net realized and unrealized gain (loss)
(b)
....
0 .07  ( 0 .78 ) ( 3 .82 ) 1 .54  ( 2 .02 ) 0 .16
Net increase (decrease) from investment
operations ........................
0 .72  0 .38  ( 3 .04 ) 2 .28  ( 0 .79 ) 1 .41
Distributions
(c)
– – – – – –
From net investment income ........... ( 0 .63 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .21 ) ( 1 .31 )
Return of capital ....................
—  —  —  —  ( 0 .05 ) ( 0 .01 )
Total distributions ....................
( 0 .63 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .26 ) ( 1 .32 )
Net asset value, end of period ...........
$ 19.79  $ 19.70  $ 20.47  $ 24.32  $ 22.91  $ 24.96
Total Return
(d)
– – – – – –
Based on net asset value ...............
3 .84%
(e)
2 .14% (12.75) % 10.15% ( 3 .10 ) % 5 .92%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses ......................
0 .25%
(g)
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ..........
0 .25%
(g)
0 .24% 0 .25% 0 .24% 0 .22% 0 .23%
Net investment income .................
6 .71%
(g)
6 .00% 3 .44% 3 .16% 5 .15% 5 .14%
Supplemental Data
Net assets, end of period (000) ...........
$ 125,674  $ 135,898  $ 176,041  $ 243,191  $ 279,450  $ 341,893
Portfolio turnover rate
(h)
.................
22% 70% 73% 94% 66% 50%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
33
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
34
2024
iShares Semi-Annual Report to Shareholders
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(unaudited) ( continued)
35
Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Core Aggressive Allocation
BofA Securities, Inc. .......................................... $ 40,993,739  $ (40,993,739) $ —  $ —
$ 40,993,739  $ (40,993,739)
$ —
$ —
a
Core Conservative Allocation
BofA Securities, Inc. .......................................... 8,217,063  (8,217,063) —  —
UBS AG .................................................. 721,812  (721,812) —  —
$ 8,938,875  $ (8,938,875)
$ —
$ —
a
Core Growth Allocation
J.P. Morgan Securities LLC ..................................... 33,772,473  (33,772,473) —  —
$ 33,772,473  $ (33,772,473)
$ —
$ —
a
Morningstar Multi-Asset Income
Barclays Capital, Inc. ......................................... 23,603,662  (23,603,662) —  —
Citigroup Global Markets, Inc. .................................... 1,595,391  (1,595,391) —  —
$ 25,199,053  $ (25,199,053)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
36
2024
iShares Semi-Annual Report to Shareholders
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 378,838
Core Conservative Allocation ............................................................................................................................................ 183,258
Core Growth Allocation .................................................................................................................................................. 478,029
Core Moderate Allocation ............................................................................................................................................... 356,870
Morningstar Multi-Asset Income ......................................................................................................................................... 814
iShares ETF Amounts
Core Aggressive Allocation ............................................................................................. $ 2,564
Core Conservative Allocation ............................................................................................ 1,956
Core Growth Allocation ................................................................................................ 6,213
Core Moderate Allocation .............................................................................................. 3,131
Morningstar Multi-Asset Income .......................................................................................... 45,641

Notes to Financial Statements
(unaudited) ( continued)
37
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core Aggressive Allocation ......................................................... $ 64,298  $ 2,337,595  $ (245,918)
Core Conservative Allocation ........................................................ —  379,060  (39,439)
Core Growth Allocation ............................................................ 30,261  1,703,958  (195,565)
Core Moderate Allocation .......................................................... 2,423  1,592,987  (157,198)
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 27,347,206  $ 27,066,874
Core Conservative Allocation .......................................................................... 10,023,547  8,977,069
Core Growth Allocation .............................................................................. 31,271,246  29,780,769
Core Moderate Allocation ............................................................................ 29,051,262  27,117,572
Morningstar Multi-Asset Income ........................................................................ 27,912,594  27,662,867
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 205,027,816  $ 153,802,102
Core Conservative Allocation .......................................................................... 163,753,295  241,242,026
Core Growth Allocation .............................................................................. 400,172,635  376,628,877
Core Moderate Allocation ............................................................................ 181,877,592  193,727,653
Morningstar Multi-Asset Income ........................................................................ 7,713,744  18,471,890
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Core Aggressive Allocation ............................................................................................
$ (19,519,311)
Core Conservative Allocation ...........................................................................................
(9,219,383)
Core Growth Allocation ...............................................................................................
(24,498,904)
Core Moderate Allocation .............................................................................................
(16,778,450)
Morningstar Multi-Asset Income .........................................................................................
(53,728,238)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,663,863,932  $ 191,659,642  $ (43,327,691) $ 148,331,951
Core Conservative Allocation ...................................... 682,611,273  9,436,247  (68,354,114) (58,917,867)
Core Growth Allocation .......................................... 2,023,262,575  104,472,905  (103,167,214) 1,305,691
Core Moderate Allocation ........................................ 1,415,045,464  57,226,438  (113,788,884) (56,562,446)
Morningstar Multi-Asset Income .................................... 163,694,019  602,523  (12,750,393) (12,147,870)

Notes to Financial Statements
(unaudited) (continued)
38
2024
iShares Semi-Annual Report to Shareholders
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
Core Aggressive Allocation
Shares sold ............................................... 3,150,000  $ 205,418,768  9,800,000  $ 595,858,021
Shares redeemed ........................................... (2,250,000) (154,054,052) (8,800,000) (545,070,813)
900,000  $ 51,364,716  1,000,000  $ 50,787,208
Core Conservative Allocation
Shares sold ............................................... 4,700,000  $ 164,036,302  20,350,000  $ 693,870,405
Shares redeemed ........................................... (6,850,000) (241,642,946) (23,000,000) (784,500,227)
(2,150,000) $ (77,606,644) (2,650,000) $ (90,629,822)
Core Growth Allocation
Shares sold ............................................... 7,900,000  $ 401,208,637  26,050,000  $ 1,242,485,211
Shares redeemed ........................................... (7,250,000) (377,247,431) (28,950,000) (1,419,182,152)
650,000  $ 23,961,206  (2,900,000) $ (176,696,941)
Core Moderate Allocation
Shares sold ............................................... 4,550,000  $ 182,325,139  10,050,000  $ 387,798,793
Shares redeemed ........................................... (4,750,000) (194,027,828) (15,950,000) (624,529,976)
(200,000) $ (11,702,689) (5,900,000) $ (236,731,183)
Morningstar Multi-Asset Income
Shares sold ............................................... 400,000  $ 7,741,855  1,400,000  $ 27,512,043
Shares redeemed ........................................... (950,000) (18,508,700) (3,100,000) (59,778,277)
(550,000) $ (10,766,845) (1,700,000) $ (32,266,234)

Statement Regarding Liquidity Risk Management Program
(unaudited)
40
2024
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation
ETF, iShares Core Moderate Allocation ETF and iShares Morningstar Multi-Asset Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
41
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core Conservative Allocation ........... $ 0 .618686  $ —  $ —  $ 0 .618686  100% — % — % 100%
Core Growth Allocation ............... 0 .746457  —  —  0 .746457  100 — — 100
Morningstar Multi-Asset Income ......... 0 .632832  —  —  0 .632832  100 — — 100

General Information
42
2024
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

iS-SAR-704-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2024
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel.
The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-
duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 9.28

This Page is not Part of Your Fund Report

Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
ESG MSCI USA Min Vol Factor ETF
4
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large and mid capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance (ESG) quality characteristics relative to the parent index, as represented by the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was November 2, 2021. The first day of secondary market trading was November 4, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year Since Inception 1 Year Since Inception
Fund NAV ................................................ 5.84% 10.74% 2.11% 10.74% 4.80%
Fund Market ..............................................
5.93 10.78 2.10 – % 10.78 4.78
Index ................................................... 5.24 10.22 1.98 10.22 4.51
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,058.40  $ 0.93  $ 1,000.00  $ 1,024.23  $ 0.92  0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 23.8%
Health Care ................................... 17.6
Industrials ..................................... 13.8
Consumer Staples ............................... 11.1
Financials ..................................... 10.2
Utilities ....................................... 6.2
Consumer Discretionary ........................... 5.9
Communication Services ........................... 4.2
Energy ....................................... 3.6
Materials ..................................... 2.1
Real Estate .................................... 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Vertex Pharmaceuticals, Inc. ........................ 1.7%
International Business Machines Corp. ................. 1.7
Ferguson PLC .................................. 1.6
WW Grainger, Inc. ............................... 1.6
Verizon Communications, Inc. ....................... 1.6
Accenture PLC, Class A ........................... 1.6
Travelers Companies, Inc. (The) ...................... 1.6
Amgen, Inc. ................................... 1.5
Waste Management, Inc. ........................... 1.5
Microsoft Corp. ................................. 1.5
aaa aa

iShares
®
MSCI USA Min Vol Factor ETF
5
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 7.00% 11.04% 9.50% 10.87% 11.04% 57.41% 180.65%
Fund Market ..................
6.94 11.04 9.49 10.87 – % 11.04 57.34 180.62
Index ....................... 6.52 10.63 9.56 10.99 10.63 57.85 183.80
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,070.00  $ 0.78  $ 1,000.00  $ 1,024.38  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 25.2%
Health Care ................................... 17.0
Financials ..................................... 15.4
Consumer Staples ............................... 11.0
Industrials ..................................... 8.7
Utilities ....................................... 7.0
Consumer Discretionary ........................... 5.8
Communication Services ........................... 5.3
Materials ..................................... 2.4
Energy ....................................... 2.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Broadcom, Inc. ................................. 2.0%
International Business Machines Corp. ................. 1.7
Merck & Co., Inc. ................................ 1.7
Waste Connections, Inc. ........................... 1.6
Verizon Communications, Inc. ....................... 1.6
T-Mobile U.S., Inc. ............................... 1.5
Waste Management, Inc. ........................... 1.5
Republic Services, Inc. ............................ 1.5
Accenture PLC, Class A ........................... 1.5
Berkshire Hathaway, Inc., Class B .................... 1.5
aaa aa

About Fund Performance

2024
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .6%
Huntington Ingalls Industries, Inc. .............. 34 $ 8,803
L3Harris Technologies, Inc. .................. 75 15,632
RTX Corp. ............................. 424 38,635
63,070
a
Air Freight & Logistics  —  1 .5%
CH Robinson Worldwide, Inc. ................ 565 47,511
Expeditors International of Washington, Inc. ....... 717 90,578
United Parcel Service, Inc. , Class B ............ 130 18,447
156,536
a
Beverages  —  2 .3%
Coca-Cola Co. (The) ...................... 1,459 86,796
Keurig Dr Pepper, Inc. ..................... 586 18,424
PepsiCo, Inc. ........................... 750 126,397
231,617
a
Biotechnology  —  5 .8%
Amgen, Inc. ............................ 498 156,501
Gilead Sciences, Inc. ...................... 1,710 133,825
Incyte Corp.
(a)
........................... 427 25,095
Regeneron Pharmaceuticals, Inc.
(a)
............. 100 94,278
Vertex Pharmaceuticals, Inc.
(a)
................ 408 176,819
586,518
a
Building Products  —  1 .0%
Johnson Controls International PLC ............ 328 17,283
Trane Technologies PLC .................... 345 86,957
104,240
a
Capital Markets  —  2 .8%
Cboe Global Markets, Inc. ................... 511 93,947
CME Group, Inc. , Class A ................... 219 45,079
Intercontinental Exchange, Inc. ............... 287 36,544
S&P Global, Inc. ......................... 246 110,294
285,864
a
Chemicals  —  0 .4%
Ecolab, Inc. ............................ 151 29,931
Linde PLC ............................. 27 10,931
40,862
a
Commercial Services & Supplies  —  2 .6%
Republic Services, Inc. ..................... 97 16,599
Rollins, Inc. ............................. 151 6,540
Veralto Corp. ............................ 1,133 86,890
Waste Management, Inc. .................... 842 156,300
266,329
a
Communications Equipment  —  3 .6%
Cisco Systems, Inc. ....................... 3,018 151,443
F5, Inc.
(a)
.............................. 61 11,206
Juniper Networks, Inc. ..................... 1,558 57,584
Motorola Solutions, Inc. .................... 456 145,692
365,925
a
Consumer Staples Distribution & Retail  —  1 .0%
Kroger Co. (The) ......................... 2,171 100,170
a
Containers & Packaging  —  0 .7%
Amcor PLC ............................. 7,015 66,151
a
Distributors  —  0 .4%
LKQ Corp. ............................. 914 42,656
a
Security Shares Value
a
Diversified Telecommunication Services  —  1 .9%
AT&T, Inc. .............................. 2,049 $ 36,247
Verizon Communications, Inc. ................ 3,777 159,956
196,203
a
Electric Utilities  —  1 .7%
Eversource Energy ....................... 1,693 91,794
Exelon Corp. ............................ 1,125 39,161
NextEra Energy, Inc. ...................... 747 43,797
174,752
a
Electronic Equipment, Instruments & Components  —  1 .0%
Keysight Technologies, Inc.
(a)
................. 630 96,554
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 913 125,611
a
Financial Services  —  2 .7%
Fiserv, Inc.
(a)
............................ 182 25,820
Jack Henry & Associates, Inc. ................ 234 38,804
Mastercard, Inc. , Class A .................... 216 97,034
Visa, Inc. , Class A ........................ 420 114,769
276,427
a
Food Products  —  4 .0%
Campbell Soup Co. ....................... 937 41,818
General Mills, Inc. ........................ 2,272 147,476
Hormel Foods Corp. ....................... 1,458 44,280
J M Smucker Co. (The) ..................... 129 16,970
Kellanova .............................. 1,328 72,721
Kraft Heinz Co. (The) ...................... 1,271 47,192
McCormick & Co., Inc. , NVS ................. 439 29,922
400,379
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 108 42,230
a
Health Care Equipment & Supplies  —  0 .6%
Hologic, Inc.
(a)
........................... 757 56,351
a
Health Care Providers & Services  —  6 .0%
Cardinal Health, Inc. ....................... 82 8,954
Cencora, Inc. ........................... 373 86,790
Cigna Group (The) ........................ 156 46,948
Elevance Health, Inc. ...................... 149 73,522
Humana, Inc. ........................... 127 48,014
McKesson Corp. ......................... 259 129,471
Quest Diagnostics, Inc. ..................... 544 69,866
UnitedHealth Group, Inc. .................... 273 139,705
603,270
a
Health Care REITs  —  0 .3%
Welltower, Inc. ........................... 379 32,787
a
Hotels, Restaurants & Leisure  —  1 .9%
Domino's Pizza, Inc. ....................... 79 33,671
McDonald's Corp. ........................ 406 118,844
Yum! Brands, Inc. ........................ 342 44,286
196,801
a
Household Products  —  3 .9%
Church & Dwight Co., Inc. ................... 428 42,736
Clorox Co. (The) ......................... 232 33,698
Colgate-Palmolive Co. ..................... 1,747 147,097
Kimberly-Clark Corp. ...................... 472 57,098
Procter & Gamble Co. (The) ................. 721 113,298
393,927
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 769 $ 72,555
Honeywell International, Inc. ................. 350 70,791
143,346
a
Insurance  —  4 .6%
Aon PLC , Class A ........................ 18 5,372
Arthur J Gallagher & Co. .................... 104 24,145
Assurant, Inc. ........................... 99 16,627
Marsh & McLennan Companies, Inc. ............ 733 142,085
Progressive Corp. (The) .................... 608 108,376
Travelers Companies, Inc. (The) ............... 746 157,674
Willis Towers Watson PLC ................... 62 15,270
469,549
a
IT Services  —  5 .4%
Accenture PLC , Class A .................... 435 158,288
Akamai Technologies, Inc.
(a)
.................. 393 48,429
Cognizant Technology Solutions Corp. , Class A ..... 447 34,472
Gartner, Inc.
(a)
........................... 161 73,648
GoDaddy, Inc. , Class A
(a)
.................... 118 12,586
International Business Machines Corp. .......... 944 173,375
VeriSign, Inc.
(a)
.......................... 210 41,765
542,563
a
Leisure Products  —  0 .3%
Hasbro, Inc. ............................ 560 27,412
a
Machinery  —  1 .0%
CNH Industrial N.V. ....................... 4,853 58,236
Otis Worldwide Corp. ...................... 237 20,960
Xylem, Inc. ............................. 238 26,761
105,957
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 237 11,030
a
Metals & Mining  —  1 .1%
Newmont Corp. .......................... 3,168 109,328
a
Multi-Utilities  —  3 .7%
CMS Energy Corp. ........................ 976 55,788
Consolidated Edison, Inc. ................... 1,512 137,441
Public Service Enterprise Group, Inc. ........... 2,276 131,985
Sempra ............................... 662 47,373
372,587
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 624 102,330
Chevron Corp. ........................... 248 36,563
Hess Corp. ............................. 173 24,312
Marathon Petroleum Corp. .................. 376 62,265
ONEOK, Inc. ............................ 1,278 87,223
Phillips 66 .............................. 286 41,273
Valero Energy Corp. ....................... 42 5,834
359,800
a
Pharmaceuticals  —  5 .3%
Bristol-Myers Squibb Co. .................... 1,888 92,267
Eli Lilly & Co. ........................... 153 98,778
Johnson & Johnson ....................... 739 117,427
Merck & Co., Inc. ......................... 1,246 150,492
Zoetis, Inc. , Class A ....................... 417 78,317
537,281
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 559 137,391
Broadridge Financial Solutions, Inc. ............ 160 32,672
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 82 $ 9,059
179,122
a
Real Estate Management & Development  —  0 .4%
CBRE Group, Inc. , Class A
(a)
................. 451 38,926
a
Semiconductors & Semiconductor Equipment  —  2 .0%
Intel Corp. ............................. 381 16,414
NXP Semiconductors NV ................... 167 35,165
Texas Instruments, Inc. ..................... 937 150,032
201,611
a
Software  —  10 .3%
Adobe, Inc.
(a)
............................ 217 134,058
Aspen Technology, Inc.
(a)
.................... 81 15,551
Autodesk, Inc.
(a)
.......................... 86 21,828
Cadence Design Systems, Inc.
(a)
.............. 429 123,749
Fair Isaac Corp.
(a)
......................... 28 33,567
Gen Digital, Inc. .......................... 2,784 65,368
Intuit, Inc. .............................. 33 20,834
Microsoft Corp. .......................... 386 153,466
Oracle Corp. ............................ 730 81,541
PTC, Inc.
(a)
............................. 478 86,351
Roper Technologies, Inc. .................... 278 149,286
Salesforce, Inc.
(a)
......................... 266 74,770
ServiceNow, Inc.
(a)
........................ 17 13,012
Synopsys, Inc.
(a)
......................... 72 38,401
Workday, Inc. , Class A
(a)
.................... 110 32,018
1,043,800
a
Specialized REITs  —  0 .8%
Equinix, Inc. ............................ 94 77,998
a
Specialty Retail  —  3 .3%
AutoZone, Inc.
(a)
......................... 15 41,432
Best Buy Co., Inc. ........................ 94 6,814
Home Depot, Inc. (The) .................... 397 140,125
Lowe's Companies, Inc. .................... 397 84,497
TJX Companies, Inc. (The) .................. 54 5,125
Tractor Supply Co. ........................ 113 25,380
Ulta Beauty, Inc.
(a)
........................ 58 29,119
332,492
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 265 48,866
Hewlett Packard Enterprise Co. ............... 6,221 95,119
NetApp, Inc. ............................ 143 12,470
156,455
a
Trading Companies & Distributors  —  3 .3%
Fastenal Co. ............................ 113 7,710
Ferguson PLC ........................... 879 165,129
WW Grainger, Inc. ........................ 180 161,215
334,054
a
Water Utilities  —  0 .7%
American Water Works Co., Inc. ............... 597 74,040
a
Wireless Telecommunication Services  —  0 .9%
T-Mobile U.S., Inc. ........................ 582 93,836
a
Total Long-Term Investments — 99.8%
(Cost: $ 9,643,475 ) .................................. 10,116,417

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(b) (c)
............................ 82,101 $ 82,101
a
Total Short-Term Securities — 0.8%
(Cost: $ 82,101 ) .................................... 82,101
Total Investments — 100.6%
(Cost: $ 9,725,576 ) .................................. 10,198,518
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (65,099)
Net Assets — 100.0% ................................. $ 10,133,419
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 106,858 $ — $ (106,857)
(b)
$ (1) $ — $ — — $ 190
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 12,074 70,027
(b)
— — — 82,101 82,101 627 —
$ (1) $ —
$ 82,101
$ 817 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (690) $ — $ — $ — $ (690)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
10
2024
iShares Semi-Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,116,417  $ —  $ —  $ 10,116,417
Short-Term Securities
Money Market Funds ...................................... 82,101  —  —  82,101
$ 10,198,518  $ —  $ —  $ 10,198,518

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .4%
General Dynamics Corp. .................... 58,278 $ 15,443,087
Lockheed Martin Corp. ..................... 464,086 199,283,169
Northrop Grumman Corp. ................... 285,852 127,707,240
RTX Corp. ............................. 215,957 19,678,002
362,111,498
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 1,322,863 111,239,550
Expeditors International of Washington, Inc.
(a)
...... 867,917 109,643,954
220,883,504
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 458,092 27,251,893
Keurig Dr Pepper, Inc. ..................... 5,659,498 177,934,617
PepsiCo, Inc. ........................... 1,942,915 327,439,465
532,625,975
a
Biotechnology  —  6 .2%
AbbVie, Inc. ............................ 1,876,440 308,486,736
Amgen, Inc. ............................ 632,054 198,629,290
BioMarin Pharmaceutical, Inc.
(b)
............... 1,071,318 94,361,690
Gilead Sciences, Inc. ...................... 3,973,967 311,002,657
Incyte Corp.
(b)
........................... 2,366,388 139,072,623
Neurocrine Biosciences, Inc.
(b)
................ 814,345 113,821,001
Regeneron Pharmaceuticals, Inc.
(b)
............. 238,567 224,916,196
United Therapeutics Corp.
(b)
.................. 113,758 24,432,943
Vertex Pharmaceuticals, Inc.
(b)
................ 461,464 199,989,268
1,614,712,404
a
Capital Markets  —  1 .9%
Cboe Global Markets, Inc. ................... 1,310,118 240,865,195
CME Group, Inc. , Class A ................... 698,075 143,691,758
Intercontinental Exchange, Inc. ............... 536,546 68,318,402
Tradeweb Markets, Inc. , Class A ............... 435,526 41,544,825
494,420,180
a
Chemicals  —  1 .2%
Air Products and Chemicals, Inc. .............. 282,115 72,139,627
CF Industries Holdings, Inc. .................. 1,297,439 97,969,619
Corteva, Inc. ............................ 1,938,004 88,140,422
Linde PLC ............................. 109,756 44,432,521
302,682,189
a
Commercial Services & Supplies  —  5 .0%
Republic Services, Inc. ..................... 2,338,491 400,162,580
Rollins, Inc. ............................. 2,199,291 95,251,293
Waste Connections, Inc. .................... 2,656,666 412,473,963
Waste Management, Inc. .................... 2,178,881 404,465,680
1,312,353,516
a
Communications Equipment  —  4 .0%
Cisco Systems, Inc. ....................... 7,726,990 387,740,358
F5, Inc.
(b)
.............................. 736,385 135,273,925
Juniper Networks, Inc. ..................... 3,991,065 147,509,762
Motorola Solutions, Inc. .................... 1,167,674 373,071,843
1,043,595,888
a
Consumer Staples Distribution & Retail  —  1 .8%
Kroger Co. (The) ......................... 3,134,829 144,641,010
Walmart, Inc. ............................ 2,055,477 339,667,574
484,308,584
a
Containers & Packaging  —  0 .6%
Amcor PLC ............................. 10,371,348 97,801,812
International Paper Co. ..................... 379,206 13,586,951
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 251,400 $ 41,702,232
153,090,995
a
Diversified Telecommunication Services  —  2 .2%
AT&T, Inc. .............................. 9,820,035 173,716,419
Verizon Communications, Inc. ................ 9,665,699 409,342,353
583,058,772
a
Electric Utilities  —  4 .2%
Alliant Energy Corp. ....................... 477,944 23,256,755
American Electric Power Co., Inc. .............. 1,210,325 94,574,795
Duke Energy Corp. ....................... 4,035,765 386,747,360
Evergy, Inc. ............................. 275,829 14,003,838
Eversource Energy ....................... 717,416 38,898,296
Southern Co. (The) ....................... 4,596,880 319,575,098
Xcel Energy, Inc. ......................... 3,574,609 214,011,841
1,091,067,983
a
Electronic Equipment, Instruments & Components  —  3 .8%
Amphenol Corp. , Class A ................... 3,821,401 386,343,641
CDW Corp. ............................. 609,314 138,143,670
Corning, Inc. ............................ 1,988,944 64,620,791
Keysight Technologies, Inc.
(a) (b)
................ 1,485,391 227,651,025
TE Connectivity Ltd. ....................... 135,910 19,325,043
Teledyne Technologies, Inc.
(a) (b)
............... 366,722 153,462,155
989,546,325
a
Entertainment  —  0 .8%
Electronic Arts, Inc. ....................... 1,608,370 221,279,545
a
Financial Services  —  3 .8%
Berkshire Hathaway, Inc. , Class B
(b)
............ 1,032,253 396,116,766
Fiserv, Inc.
(a) (b)
........................... 968,717 137,431,881
Jack Henry & Associates, Inc. ................ 225,570 37,406,273
Mastercard, Inc. , Class A .................... 403,518 181,272,391
Visa, Inc. , Class A ........................ 861,494 235,411,851
987,639,162
a
Food Products  —  4 .7%
Campbell Soup Co. ....................... 2,399,728 107,099,861
General Mills, Inc. ........................ 3,142,266 203,964,486
Hershey Co. (The) ........................ 1,322,454 255,947,747
Hormel Foods Corp. ....................... 3,727,940 113,217,538
J M Smucker Co. (The) ..................... 511,508 67,288,877
Kellanova .............................. 3,400,640 186,219,046
Kraft Heinz Co. (The) ...................... 3,676,191 136,496,972
Mondelez International, Inc. , Class A ............ 2,074,225 156,126,916
1,226,361,443
a
Gas Utilities  —  0 .0%
Atmos Energy Corp. ....................... 109,468 12,472,784
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 232,957 26,359,085
Becton Dickinson & Co. .................... 762,940 182,197,701
Hologic, Inc.
(b)
........................... 758,637 56,472,938
Medtronic PLC .......................... 471,711 41,293,581
306,323,305
a
Health Care Providers & Services  —  4 .8%
Cencora, Inc. ........................... 829,558 193,021,555
Cigna Group (The) ........................ 80,962 24,365,514
CVS Health Corp. ........................ 180,956 13,457,698
Elevance Health, Inc. ...................... 148,581 73,315,809
Humana, Inc. ........................... 433,738 163,978,988
McKesson Corp. ......................... 598,614 299,241,152

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(b)
.................... 191,934 $ 68,412,955
Quest Diagnostics, Inc. ..................... 559,892 71,906,930
UnitedHealth Group, Inc. .................... 697,039 356,702,738
1,264,403,339
a
Hotels, Restaurants & Leisure  —  2 .4%
Domino's Pizza, Inc. ....................... 252,171 107,480,324
McDonald's Corp. ........................ 1,286,073 376,459,289
Yum! Brands, Inc. ........................ 1,137,095 147,242,431
631,182,044
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 590,303 70,535,305
a
Household Products  —  2 .4%
Church & Dwight Co., Inc. ................... 1,069,075 106,747,139
Colgate-Palmolive Co. ..................... 1,318,393 111,008,691
Kimberly-Clark Corp. ...................... 542,051 65,571,909
Procter & Gamble Co. (The) ................. 2,158,892 339,248,289
622,576,028
a
Industrial Conglomerates  —  0 .3%
Honeywell International, Inc. ................. 323,869 65,505,744
a
Insurance  —  9 .8%
American Financial Group, Inc. ............... 768,220 92,493,688
Aon PLC , Class A ........................ 420,007 125,342,689
Arch Capital Group Ltd.
(b)
................... 702,680 57,921,912
Arthur J Gallagher & Co. .................... 1,301,144 302,073,591
Assurant, Inc. ........................... 664,603 111,620,074
Chubb Ltd. ............................. 1,265,499 310,047,255
Erie Indemnity Co. , Class A , NVS .............. 314,750 108,849,993
Everest Group Ltd. ........................ 351,351 135,259,594
Hartford Financial Services Group, Inc. (The) ...... 308,783 26,851,770
Loews Corp.
(a)
........................... 1,014,386 73,908,164
Markel Group, Inc.
(a) (b)
...................... 61,162 91,585,814
Marsh & McLennan Companies, Inc. ............ 1,508,938 292,492,542
Progressive Corp. (The) .................... 2,084,158 371,501,163
Travelers Companies, Inc. (The) ............... 1,324,427 279,930,891
W R Berkley Corp. ........................ 1,017,965 83,350,974
Willis Towers Watson PLC ................... 377,910 93,079,233
2,556,309,347
a
Interactive Media & Services  —  0 .1%
Alphabet, Inc. , Class C , NVS
(a) (b)
............... 200,435 28,421,683
a
IT Services  —  6 .5%
Accenture PLC , Class A .................... 1,091,945 397,336,946
Akamai Technologies, Inc.
(b)
.................. 1,357,866 167,329,827
Cognizant Technology Solutions Corp. , Class A ..... 2,974,722 229,410,561
Gartner, Inc.
(b)
........................... 200,497 91,715,348
GoDaddy, Inc. , Class A
(b)
.................... 1,430,774 152,606,355
International Business Machines Corp. .......... 2,416,491 443,812,737
VeriSign, Inc.
(b)
.......................... 1,097,270 218,225,057
1,700,436,831
a
Machinery  —  0 .1%
Otis Worldwide Corp. ...................... 197,249 17,444,701
a
Media  —  0 .5%
Comcast Corp. , Class A .................... 2,756,202 128,273,641
Fox Corp. , Class B ........................ 468,380 14,056,084
142,329,725
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 5,348,014 184,559,963
a
Security Shares Value
a
Multi-Utilities  —  2 .7%
Ameren Corp. ........................... 792,760 $ 55,152,313
CMS Energy Corp. ........................ 851,625 48,678,885
Consolidated Edison, Inc. ................... 3,492,436 317,462,432
Dominion Energy, Inc. ...................... 1,188,901 54,356,554
DTE Energy Co. ......................... 488,521 51,499,884
WEC Energy Group, Inc. .................... 2,350,998 189,866,599
717,016,667
a
Oil, Gas & Consumable Fuels  —  2 .2%
Cheniere Energy, Inc. ...................... 600,527 98,480,423
Chevron Corp. ........................... 636,905 93,898,904
Exxon Mobil Corp. ........................ 1,148,200 118,046,442
Marathon Petroleum Corp. .................. 1,028,334 170,292,110
Phillips 66 .............................. 130,598 18,846,597
Valero Energy Corp. ....................... 183,901 25,543,849
Williams Companies, Inc. (The) ............... 1,560,775 54,096,462
579,204,787
a
Pharmaceuticals  —  4 .8%
Bristol-Myers Squibb Co. .................... 4,156,657 203,135,827
Eli Lilly & Co. ........................... 287,729 185,760,720
Johnson & Johnson ....................... 2,309,830 367,031,987
Merck & Co., Inc. ......................... 3,632,488 438,731,901
Pfizer, Inc. ............................. 2,439,237 66,054,538
1,260,714,973
a
Professional Services  —  1 .2%
Automatic Data Processing, Inc. ............... 90,810 22,319,282
Booz Allen Hamilton Holding Corp. , Class A ....... 841,215 118,417,835
Broadridge Financial Solutions, Inc. ............ 275,096 56,174,603
Verisk Analytics, Inc. ....................... 447,945 108,192,156
305,103,876
a
Semiconductors & Semiconductor Equipment  —  3 .5%
Analog Devices, Inc. ....................... 325,552 62,623,183
Broadcom, Inc. .......................... 444,671 524,711,780
Texas Instruments, Inc. ..................... 2,119,567 339,385,068
926,720,031
a
Software  —  6 .0%
Aspen Technology, Inc.
(a) (b)
................... 283,839 54,494,249
Cadence Design Systems, Inc.
(b)
.............. 55,408 15,982,992
Dropbox, Inc. , Class A
(b)
.................... 2,154,628 68,258,615
Fair Isaac Corp.
(b)
......................... 77,355 92,735,495
Gen Digital, Inc. .......................... 7,147,589 167,825,390
Microsoft Corp. .......................... 988,156 392,871,062
Oracle Corp. ............................ 2,073,824 231,646,141
PTC, Inc.
(b)
............................. 817,945 147,761,764
Roper Technologies, Inc. .................... 710,847 381,724,839
Synopsys, Inc.
(b)
......................... 45,383 24,205,023
1,577,505,570
a
Specialty Retail  —  3 .1%
AutoZone, Inc.
(a) (b)
........................ 94,658 261,457,701
Home Depot, Inc. (The) .................... 598,931 211,398,686
Lowe's Companies, Inc. .................... 172,438 36,701,704
O'Reilly Automotive, Inc.
(b)
................... 169,019 172,914,888
TJX Companies, Inc. (The) .................. 1,117,750 106,085,652
Ulta Beauty, Inc.
(b)
........................ 30,536 15,330,599
803,889,230
a
Technology Hardware, Storage & Peripherals  —  1 .3%
Apple, Inc. ............................. 1,300,204 239,757,617
Dell Technologies, Inc. , Class C ............... 636,835 52,780,885
NetApp, Inc. ............................ 536,453 46,778,702
339,317,204
a

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .0%
American Water Works Co., Inc. ............... 94,442 $ 11,712,697
a
Wireless Telecommunication Services  —  1 .5%
T-Mobile U.S., Inc. ........................ 2,511,682 404,958,489
a
Total Long-Term Investments — 99.8%
(Cost: $ 24,437,439,927 ) .............................. 26,148,382,286
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 85,392,314 85,443,549
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 29,826,675 29,826,675
a
Total Short-Term Securities — 0.4%
(Cost: $ 115,253,424 ) ................................ 115,270,224
Total Investments — 100.2%
(Cost: $ 24,552,693,351 ) .............................. 26,263,652,510
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (57,687,599)
Net Assets — 100.0% ................................. $ 26,205,964,911
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 128,134,115 $ — $ (42,712,698)
(a)
$ 74,018 $ (51,886) $ 85,443,549 85,392,314 $ 712,439
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 51,122,900 — (21,296,225)
(a)
— — 29,826,675 29,826,675 1,804,736 —
$ 74,018 $ (51,886)
$ 115,270,224
$ 2,517,175 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 228 03/15/24 $ 7,672 $ (371,677)
E-Mini S&P 500 Index .................................................................. 183 03/15/24 44,565 727,540
$ 355,863

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
14
2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 727,540 $ — $ — $ — $ 727,540
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 371,677 $ — $ — $ — $ 371,677
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 4,957,116 $ — $ — $ — $ 4,957,116
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,466,500) $ — $ — $ — $ (1,466,500)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 59,709,511
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 26,148,382,286  $ —  $ —  $ 26,148,382,286
Short-Term Securities
Money Market Funds ...................................... 115,270,224  —  —  115,270,224
$ 26,263,652,510  $ —  $ —  $ 26,263,652,510
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 727,540  $ —  $ —  $ 727,540
Liabilities
Equity Contracts ........................................... (371,677) —  —  (371,677)
$ 355,863  $ —  $ —  $ 355,863
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Statements
Statements of Assets and Liabilities
(unaudited)
January 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 10,116,417  $ 26,148,382,286
Investments, at value — affiliated
(c)
........................................................................ 82,101  115,270,224
Cash pledged:
Futures contracts .................................................................................. —  2,932,000
Receivables:
Securities lending income — affiliated .................................................................... —  7,951
Capital shares sold ................................................................................. —  78,138
Dividends — unaffiliated ............................................................................. 11,810  29,491,911
Dividends — affiliated ............................................................................... 103  171,504
Total assets .......................................................................................
10,210,431  26,296,334,014
LIABILITIES
Due to broker ...................................................................................... 49,684  46,085
Collateral on securities loaned ........................................................................... —  85,494,640
Payables:
Investments purchased .............................................................................. 25,980  —
Capital shares redeemed ............................................................................. —  625,841
Investment advisory fees ............................................................................. 1,348  3,399,842
Variation margin on futures contracts ..................................................................... —  802,695
Total liabilities ......................................................................................
77,012  90,369,103
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 10,133,419  $ 26,205,964,911
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 9,915,142  $ 25,051,801,178
Accumulated earnings ................................................................................ 218,277  1,154,163,733
NET ASSETS ......................................................................................
$ 10,133,419  $ 26,205,964,911
NET ASSET VALUE
Shares outstanding .................................................................................. 400,000  328,700,000
Net asset value ..................................................................................... $ 25.33  $ 79.73
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ —  $ 80,435,281
(b)
Investments, at cost — unaffiliated ...................................................................... $ 9,643,475  $ 24,437,439,927
(c)
Investments, at cost — affiliated ........................................................................ $ 82,101  $ 115,253,424

2024
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 94,174  $ 289,704,997
Dividends — affiliated .............................................................................. 627  1,804,736
Interest — unaffiliated .............................................................................. 96  483,948
Securities lending income — affiliated — net ............................................................... 190  712,439
Foreign taxes withheld ............................................................................. (47) (245,289)
Total investment income ..............................................................................
95,040  292,460,831
EXPENSES
Investment advisory ............................................................................... 8,058  20,961,542
Total expenses .................................................................................... 8,058  20,961,542
Net investment income ...............................................................................
86,982  271,499,289
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (1,221) 99,005,713
Investments — affiliated ........................................................................... (1) 74,018
Futures contracts ............................................................................... (690) 4,957,116
In-kind redemptions — unaffiliated
(a)
................................................................... 123,654  2,083,033,972
121,742  2,187,070,819
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 260,006  (626,568,700)
Investments — affiliated ........................................................................... —  (51,886)
Futures contracts ............................................................................... —  (1,466,500)
260,006  (628,087,086)
Net realized and unrealized gain ........................................................................
381,748  1,558,983,733
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 468,730  $ 1,830,483,022
(a)
See Note 2 of the Notes to Financial Statements.

Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 86,982  $ 103,183  $ 271,499,289  $ 500,083,899
Net realized gain (loss) ....................................... 121,742  (229,821) 2,187,070,819  1,112,154,857
Net change in unrealized appreciation (depreciation) ................... 260,006  503,602  (628,087,086) (442,618,740)
Net increase in net assets resulting from operations ......................
468,730  376,964  1,830,483,022  1,169,620,016
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(92,183)
(b)
(96,930) (296,130,448)
(b)
(511,852,164)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
1,292,449  3,548,303  (4,134,641,476) (504,311,560)
NET ASSETS
Total increase (decrease) in net assets .............................. 1,668,996  3,828,337  (2,600,288,902) 153,456,292
Beginning of period ...........................................
8,464,423  4,636,086  28,806,253,813  28,652,797,521
End of period ...............................................
$ 10,133,419  $ 8,464,423  $ 26,205,964,911  $ 28,806,253,813
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period .....................................................
$ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
............................................................. 0 .23  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
...................................................
1 .17  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations ............................................
1 .40  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
................................................... ( 0 .25 )
(e)
( 0 .41 ) ( 0 .22 )
Net asset value, end of period ..........................................................
$ 25.33  $ 24.18  $ 23.18
Total Return
(f)
– – –
Based on net asset value ..............................................................
5 .84%
(g)
6 .27% ( 6 .83 ) %
(g)
Ratios to Average Net Assets
(h)
– – –
Total expenses .....................................................................
0 .18%
(i)
0 .18% 0 .18%
(i)
Net investment income ................................................................
1 .94%
(i)
1 .86% 1 .51%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................................
$ 10,133  $ 8,464  $ 4,636
Portfolio turnover rate
(j)
................................................................
14% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 75.33  $ 73.77  $ 76.19  $ 63.37  $ 62.75  $ 54.90
Net investment income
(a)
............... 0 .74  1 .25  1 .13  1 .08  1 .29  1 .23
Net realized and unrealized gain (loss)
(b)
.....
4 .48  1 .59  ( 2 .52 ) 12.84  0 .62  7 .77
Net increase (decrease) from investment
operations .........................
5 .22  2 .84  ( 1 .39 ) 13.92  1 .91  9 .00
Distributions from net investment income
(c)
..... ( 0 .82 )
(d)
( 1 .28 ) ( 1 .03 ) ( 1 .10 ) ( 1 .29 ) ( 1 .15 )
Net asset value, end of period ............
$ 79.73  $ 75.33  $ 73.77  $ 76.19  $ 63.37  $ 62.75
Total Return
(e)
– – – – – –
Based on net asset value ................
7 .00%
(f)
3 .97% ( 1 .85 ) % 22.23% 3 .18% 16.61%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .94%
(h)
1 .72% 1 .50% 1 .59% 2 .06% 2 .12%
Supplemental Data
Net assets, end of period (000) ............
$ 26,205,965  $ 28,806,254  $ 28,652,798  $ 28,470,987  $ 34,512,060  $ 30,646,395
Portfolio turnover rate
(i)
..................
14% 23% 20% 23% 22% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor ........................................................................................... Non-diversified
MSCI USA Min Vol Factor ............................................................................................... Diversified

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI USA Min Vol Factor
Barclays Capital, Inc. ......................................... $ 3,787,929  $ (3,787,929) $ —  $ —
BofA Securities, Inc. .......................................... 16,836,613  (16,836,613) —  —
Citigroup Global Markets, Inc. .................................... 19,307,289  (19,307,289) —  —
Goldman Sachs & Co. LLC ..................................... 940,751  (940,751) —  —
HSBC Bank PLC ............................................ 9,115,029  (9,115,029) —  —
ING Financial Markets LLC ..................................... 21,858  (21,858) —  —
J.P. Morgan Securities LLC ..................................... 4,642,033  (4,642,033) —  —
Jefferies LLC ............................................... 91,956  (91,956) —  —
RBC Capital Markets LLC ...................................... 88,557  (88,557) —  —
SG Americas Securities LLC .................................... 25,603,266  (25,603,266) —  —
$ 80,435,281  $ (80,435,281)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended January 31, 2024, in-kind transactions were as follows:
iShares ETF Amounts
ESG MSCI USA Min Vol Factor .......................................................................................... $ 57
MSCI USA Min Vol Factor .............................................................................................. 200,818
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 284,618,685  $ 251,230,911  $ (47,609,282)
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,297,974  $ 1,236,115
MSCI USA Min Vol Factor ............................................................................ 3,936,670,560  3,812,071,057
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 2,447,975  $ 1,142,053
MSCI USA Min Vol Factor ............................................................................ 6,532,204,174  10,625,072,370

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF
Non-Expiring Capital
Loss Carryforwards
ESG MSCI USA Min Vol Factor .........................................................................................
$ (375,364)
MSCI USA Min Vol Factor .............................................................................................
(2,711,240,772)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 9,738,221  $ 874,724  $ (414,427) $ 460,297
MSCI USA Min Vol Factor ........................................ 24,616,848,448  2,933,504,660  (1,286,344,735) 1,647,159,925

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
ESG MSCI USA Min Vol Factor
Shares sold ............................................... 100,000  $ 2,459,269  150,000  $ 3,548,303
Shares redeemed ........................................... (50,000) (1,166,820) —  —
50,000  $ 1,292,449  150,000  $ 3,548,303
MSCI USA Min Vol Factor
Shares sold ............................................... 89,900,000  $ 6,659,719,075  108,200,000  $ 7,737,374,222
Shares redeemed ........................................... (143,600,000) (10,794,360,551) (114,200,000) (8,241,685,782)
(53,700,000) $ (4,134,641,476) (6,000,000) $ (504,311,560)

Statement Regarding Liquidity Risk Management Program
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG MSCI USA Min Vol Factor ETF and iShares MSCI USA Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
ESG MSCI USA Min Vol Factor
(a)
........ $ 0 .243769  $ —  $ 0 .003193  $ 0 .246962  99% — % 1% 100%
MSCI USA Min Vol Factor
(a)
............ 0 .804576  —  0 .012327  0 .816903  98 — 2 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information

2024
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-717-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2024
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel.
The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-
duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 9.28
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

iShares
®
MSCI USA Momentum Factor ETF
4
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 13.50% 15.96% 10.64% 12.35% 15.96% 65.80% 220.39%
Fund Market ..................
13.48 15.89 10.64 12.34 – % 15.89 65.79 220.15
Index ....................... 13.60 16.12 10.86 12.56 16.12 67.44 226.50
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,135.00  $ 0.81  $ 1,000.00  $ 1,024.38  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 42.0%
Communication Services ........................... 14.5
Industrials ..................................... 13.8
Consumer Discretionary ........................... 10.5
Health Care ................................... 8.3
Financials ..................................... 5.4
Materials ..................................... 2.7
Other (each representing less than 1%) ................. 2.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Broadcom, Inc. ................................. 5.6%
NVIDIA Corp. .................................. 5.6
Meta Platforms, Inc., Class A ........................ 5.2
Eli Lilly & Co. .................................. 4.9
Microsoft Corp. ................................. 4.8
Amazon.com, Inc. ............................... 4.7
Adobe, Inc. .................................... 4.3
Advanced Micro Devices, Inc. ....................... 2.8
Netflix, Inc. .................................... 2.6
Alphabet, Inc., Class A ............................ 2.5
aaa aa

iShares
®
MSCI USA Quality Factor ETF
5
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI
USA Sector Neutral Quality Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 8.40% 25.00% 14.36% 12.61% 25.00% 95.63% 227.82%
Fund Market ..................
8.35 24.95 14.36 12.61 – % 24.95 95.56 227.79
Index ....................... 8.48 25.24 14.58 12.80 25.24 97.45 233.37
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,084.00  $ 0.79  $ 1,000.00  $ 1,024.38  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 30.4%
Financials ..................................... 12.6
Health Care ................................... 12.3
Consumer Discretionary ........................... 10.7
Communication Services ........................... 9.0
Industrials ..................................... 8.5
Consumer Staples ............................... 6.0
Energy ....................................... 3.7
Real Estate .................................... 2.5
Materials ..................................... 2.2
Utilities ....................................... 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NVIDIA Corp. .................................. 5.1%
Visa, Inc., Class A ............................... 4.9
Microsoft Corp. ................................. 4.4
Mastercard , Inc., Class A ........................... 4.2
Apple, Inc. .................................... 4.0
Meta Platforms, Inc., Class A ........................ 3.9
Broadcom, Inc. ................................. 3.7
Eli Lilly & Co. .................................. 3.5
Nike, Inc., Class B ............................... 2.6
ConocoPhillips ................................. 2.3
aaa aa

iShares
®
MSCI USA Size Factor ETF
6
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
.
Performance
Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 3.01% 7.86% 10.86% 10.72% 7.86% 67.41% 176.96%
Fund Market ..................
3.04 7.90 10.85 10.72 – % 7.90 67.35 176.87
Index ....................... 3.02 7.93 10.99 10.87 7.93 68.43 180.57
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,030.10  $ 0.77  $ 1,000.00  $ 1,024.38  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 16.0%
Industrials ..................................... 15.6
Financials ..................................... 14.9
Health Care ................................... 12.3
Consumer Discretionary ........................... 9.8
Consumer Staples ............................... 6.5
Real Estate .................................... 6.0
Materials ..................................... 5.3
Utilities ....................................... 4.8
Communication Services ........................... 4.7
Energy ....................................... 4.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Broadcom, Inc. ................................. 0.3%
Super Micro Computer, Inc. ......................... 0.3
Bath & Body Works, Inc. ........................... 0.2
Zillow Group, Inc., Class C, NVS ..................... 0.2
Illumina, Inc. ................................... 0.2
Burlington Stores, Inc. ............................ 0.2
DocuSign, Inc. .................................. 0.2
Juniper Networks, Inc. ............................ 0.2
Robinhood Markets, Inc., Class A ..................... 0.2
Ally Financial, Inc. ............................... 0.2
aaa aa

iShares
®
MSCI USA Value Factor ETF
7
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................... 4.60% 5.77% 7.71% 8.46% 5.77% 44.97% 125.22%
Fund Market ..................
4.56 5.72 7.70 8.46 – % 5.72 44.93 125.21
Index ....................... 4.69 5.91 7.86 8.62 5.91 46.01 128.58
Actual Hypothetical 5% Return
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,046.00  $ 0.77  $ 1,000.00  $ 1,024.38  $ 0.76  0.15%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.9%
Financials ..................................... 13.3
Consumer Discretionary ........................... 11.7
Health Care ................................... 11.7
Industrials ..................................... 9.0
Communication Services ........................... 8.9
Consumer Staples ............................... 5.7
Energy ....................................... 3.8
Real Estate .................................... 2.5
Materials ..................................... 2.4
Utilities ....................................... 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Intel Corp. .................................... 6.7%
Cisco Systems, Inc. .............................. 5.2
AT&T, Inc. ..................................... 5.1
International Business Machines Corp. ................. 3.5
General Motors Co. .............................. 3.3
Applied Materials, Inc. ............................ 2.4
Pfizer, Inc. .................................... 2.4
Ford Motor Co. ................................. 2.2
CVS Health Corp. ............................... 2.0
Verizon Communications, Inc. ....................... 1.9
aaa aa

About Fund Performance
8
2024
iShares Semi-Annual Report to Shareholders
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
Axon Enterprise, Inc.
(a)
..................... 50,697 $ 12,626,595
Howmet Aerospace, Inc. .................... 263,263 14,811,176
TransDigm Group, Inc. ..................... 55,111 60,218,688
87,656,459
a
Air Freight & Logistics  —  0 .6%
FedEx Corp. ............................ 230,124 55,526,620
a
Banks  —  0 .2%
First Citizens BancShares, Inc. , Class A .......... 12,224 18,458,240
a
Beverages  —  0 .1%
Celsius Holdings, Inc.
(a) (b)
.................... 162,675 8,117,483
a
Biotechnology  —  1 .0%
Exact Sciences Corp.
(a)
..................... 153,162 10,016,795
Vertex Pharmaceuticals, Inc.
(a)
................ 186,976 81,031,659
91,048,454
a
Broadline Retail  —  5 .3%
Amazon.com, Inc.
(a)
....................... 2,745,308 426,071,801
MercadoLibre, Inc.
(a)
....................... 30,743 52,626,175
478,697,976
a
Building Products  —  1 .5%
A O Smith Corp. ......................... 93,813 7,280,827
Builders FirstSource, Inc.
(a)
.................. 136,662 23,742,289
Carrier Global Corp. ....................... 672,129 36,772,178
Lennox International, Inc. ................... 43,503 18,626,245
Owens Corning .......................... 73,449 11,129,727
Trane Technologies PLC .................... 154,106 38,842,417
136,393,683
a
Capital Markets  —  1 .6%
Ares Management Corp. , Class A .............. 137,233 16,671,065
Cboe Global Markets, Inc. ................... 120,502 22,154,293
CME Group, Inc. , Class A ................... 342,571 70,514,814
Coinbase Global, Inc. , Class A
(a)
............... 199,319 25,552,696
Tradeweb Markets, Inc. , Class A ............... 152,455 14,542,682
149,435,550
a
Chemicals  —  1 .8%
Linde PLC ............................. 400,559 162,158,300
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 76,200 46,068,234
Copart, Inc.
(a)
........................... 991,062 47,610,618
93,678,852
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 299,114 77,374,810
a
Construction Materials  —  0 .6%
Martin Marietta Materials, Inc. ................ 52,131 26,504,443
Vulcan Materials Co. ...................... 111,499 25,199,889
51,704,332
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 86,415 14,334,520
a
Electric Utilities  —  0 .6%
Constellation Energy Corp. .................. 456,877 55,738,994
a
Security Shares Value
a
Electrical Equipment  —  1 .7%
Eaton Corp. PLC ......................... 498,995 $ 122,792,690
Vertiv Holdings Co. , Class A ................. 582,515 32,813,070
155,605,760
a
Electronic Equipment, Instruments & Components  —  0 .6%
CDW Corp. ............................. 117,654 26,674,515
Jabil, Inc. .............................. 222,642 27,894,816
54,569,331
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 823,539 23,470,862
a
Entertainment  —  2 .6%
Netflix, Inc.
(a)
............................ 422,961 238,596,530
a
Financial Services  —  0 .4%
Apollo Global Management, Inc. ............... 401,195 40,279,978
a
Ground Transportation  —  1 .9%
Old Dominion Freight Line, Inc. ............... 97,397 38,084,175
Uber Technologies, Inc.
(a)
................... 2,084,814 136,075,810
174,159,985
a
Health Care Equipment & Supplies  —  0 .8%
Boston Scientific Corp.
(a)
.................... 899,939 56,930,141
STERIS PLC ............................ 80,300 17,581,685
74,511,826
a
Health Care Providers & Services  —  1 .3%
Cardinal Health, Inc. ....................... 196,461 21,451,577
Cencora, Inc. ........................... 139,339 32,421,398
McKesson Corp. ......................... 136,692 68,330,964
122,203,939
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 463,314 40,081,294
a
Hotels, Restaurants & Leisure  —  2 .8%
Booking Holdings, Inc.
(a)
.................... 33,222 116,525,168
Carnival Corp.
(a)
.......................... 798,111 13,232,680
Chipotle Mexican Grill, Inc.
(a)
................. 17,838 42,967,639
DoorDash, Inc. , Class A
(a)
................... 327,408 34,115,914
DraftKings, Inc. , Class A
(a)
................... 389,576 15,212,943
Royal Caribbean Cruises Ltd.
(a)
............... 248,764 31,717,410
253,771,754
a
Household Durables  —  1 .1%
DR Horton, Inc. .......................... 215,098 30,739,655
Lennar Corp. , Class A ...................... 166,826 24,998,876
NVR, Inc.
(a)
............................. 2,029 14,355,763
PulteGroup, Inc. ......................... 267,933 28,015,075
98,109,369
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 416,438 17,086,451
a
Industrial Conglomerates  —  2 .0%
General Electric Co. ....................... 1,375,259 182,111,797
a
Insurance  —  3 .1%
Aflac, Inc. .............................. 487,973 41,155,643
Arch Capital Group Ltd.
(a) (b)
.................. 467,379 38,526,051
Arthur J Gallagher & Co. .................... 212,115 49,244,618
Assurant, Inc. ........................... 45,341 7,615,021
Erie Indemnity Co. , Class A , NVS .............. 22,679 7,843,079
Everest Group Ltd. ........................ 32,551 12,531,158
Loews Corp. ............................ 141,730 10,326,448

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Insurance (continued)
Markel Group, Inc.
(a) (b)
...................... 10,426 $ 15,612,205
Progressive Corp. (The) .................... 556,650 99,222,863
282,077,086
a
Interactive Media & Services  —  10 .1%
Alphabet, Inc. , Class A
(a)
.................... 1,595,453 223,522,965
Alphabet, Inc. , Class C , NVS
(a) (b)
............... 1,420,374 201,409,033
Meta Platforms, Inc. , Class A
(a) (b)
............... 1,214,062 473,654,149
Pinterest, Inc. , Class A
(a) (b)
................... 499,211 18,705,436
917,291,583
a
IT Services  —  0 .6%
Akamai Technologies, Inc.
(a)
.................. 149,612 18,436,687
MongoDB, Inc. , Class A
(a)
................... 79,760 31,945,475
50,382,162
a
Life Sciences Tools & Services  —  0 .2%
West Pharmaceutical Services, Inc. ............ 47,353 17,664,090
a
Machinery  —  1 .5%
Ingersoll Rand, Inc. ....................... 295,278 23,580,901
PACCAR, Inc. ........................... 474,667 47,651,820
Parker-Hannifin Corp. ...................... 115,236 53,527,122
Pentair PLC ............................ 130,706 9,563,758
134,323,601
a
Media  —  1 .7%
Comcast Corp. , Class A .................... 3,121,914 145,293,878
News Corp. , Class A , NVS .................. 335,266 8,260,954
153,554,832
a
Metals & Mining  —  0 .1%
Reliance Steel & Aluminum Co. ............... 42,979 12,267,066
a
Oil, Gas & Consumable Fuels  —  0 .7%
Marathon Petroleum Corp. .................. 397,977 65,904,991
a
Pharmaceuticals  —  4 .9%
Eli Lilly & Co. ........................... 690,669 445,902,813
a
Professional Services  —  1 .0%
Booz Allen Hamilton Holding Corp. , Class A ....... 121,189 17,059,776
Broadridge Financial Solutions, Inc. ............ 102,646 20,960,313
Jacobs Solutions, Inc. ...................... 109,616 14,772,948
Verisk Analytics, Inc. ....................... 137,762 33,273,656
86,066,693
a
Semiconductors & Semiconductor Equipment  —  19 .5%
Advanced Micro Devices, Inc.
(a)
............... 1,528,344 256,288,005
Applied Materials, Inc. ..................... 808,790 132,884,197
Broadcom, Inc. .......................... 432,547 510,405,460
Intel Corp. ............................. 3,769,811 162,403,458
KLA Corp. .............................. 138,229 82,113,555
Lam Research Corp. ...................... 116,177 95,865,775
Monolithic Power Systems, Inc. ............... 29,166 17,578,932
NVIDIA Corp. ........................... 818,786 503,774,462
1,761,313,844
a
Software  —  19 .5%
Adobe, Inc.
(a)
............................ 622,843 384,779,948
Bentley Systems, Inc. , Class B ................ 185,400 9,344,160
Cadence Design Systems, Inc.
(a)
.............. 306,510 88,415,875
Confluent, Inc. , Class A
(a) (b)
.................. 155,210 3,470,496
Crowdstrike Holdings, Inc. , Class A
(a)
............ 207,661 60,740,842
Dropbox, Inc. , Class A
(a)
.................... 264,143 8,368,050
Fair Isaac Corp.
(a) (b)
....................... 29,047 34,822,415
HubSpot, Inc.
(a)
.......................... 35,652 21,783,372
Security Shares Value
a
Software (continued)
Manhattan Associates, Inc.
(a)
................. 70,821 $ 17,178,342
Microsoft Corp. .......................... 1,080,276 429,496,132
Oracle Corp. ............................ 1,448,727 161,822,806
Palantir Technologies, Inc. , Class A
(a)
........... 2,319,164 37,315,349
Palo Alto Networks, Inc.
(a) (b)
.................. 336,191 113,804,015
PTC, Inc.
(a)
............................. 92,277 16,669,840
ServiceNow, Inc.
(a)
........................ 206,863 158,332,940
Splunk, Inc.
(a)
........................... 242,290 37,160,017
Synopsys, Inc.
(a)
......................... 192,714 102,784,012
Workday, Inc. , Class A
(a)
.................... 184,639 53,742,874
Zscaler, Inc.
(a)
........................... 91,183 21,489,098
1,761,520,583
a
Specialized REITs  —  0 .5%
Digital Realty Trust, Inc. .................... 308,935 43,393,010
a
Specialty Retail  —  1 .0%
TJX Companies, Inc. (The) .................. 985,813 93,563,512
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Dell Technologies, Inc. , Class C ............... 414,909 34,387,658
Seagate Technology Holdings PLC ............. 179,551 15,383,929
Super Micro Computer, Inc.
(a)
................. 81,452 43,137,794
92,909,381
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 33,739 25,430,096
a
Trading Companies & Distributors  —  1 .6%
Fastenal Co. ............................ 460,176 31,397,808
Ferguson PLC ........................... 182,662 34,314,883
United Rentals, Inc. ....................... 55,467 34,689,062
Watsco, Inc.
(b)
........................... 24,802 9,697,086
WW Grainger, Inc. ........................ 34,540 30,935,406
141,034,245
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,402,105,726 ) ............................... 9,039,482,737
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 32,425,145 32,444,600
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 17,221,769 17,221,769
a
Total Short-Term Securities — 0.6%
(Cost: $ 49,663,628 ) ................................. 49,666,369
Total Investments — 100.4%
(Cost: $ 7,451,769,354 ) ............................... 9,089,149,106
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (33,888,051)
Net Assets — 100.0% ................................. $ 9,055,261,055
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 91,379,648  $ —  $ (58,975,830)
(a)
$ 35,245  $ 5,537  $ 32,444,600  32,425,145  $ 77,656
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 27,659,226  —  (10,437,457)
(a)
—  —  17,221,769  17,221,769  520,491  —
$ 35,245  $ 5,537
$ 49,666,369
$ 598,147  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 57 03/15/24 $ 13,881 $ 217,135
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 217,135 $ — $ — $ — $ 217,135
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 1,208,480 $ — $ — $ — $ 1,208,480
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,288,164) $ — $ — $ — $ (1,288,164)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
12
2024
iShares Semi-Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 14,417,206
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,039,482,737  $ —  $ —  $ 9,039,482,737
Short-Term Securities
Money Market Funds ...................................... 49,666,369  —  —  49,666,369
$ 9,089,149,106  $ —  $ —  $ 9,089,149,106
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 217,135  $ —  $ —  $ 217,135
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Lockheed Martin Corp. ..................... 1,049,737 $ 450,767,565
a
Air Freight & Logistics  —  0 .2%
Expeditors International of Washington, Inc.
(a)
...... 549,842 69,461,540
a
Beverages  —  3 .3%
Coca-Cola Co. (The) ...................... 9,026,379 536,979,287
Monster Beverage Corp.
(b)
................... 1,808,908 99,526,118
PepsiCo, Inc. ........................... 3,058,126 515,385,975
1,151,891,380
a
Biotechnology  —  1 .8%
AbbVie, Inc. ............................ 2,713,239 446,056,491
Vertex Pharmaceuticals, Inc.
(b)
................ 425,234 184,287,911
630,344,402
a
Building Products  —  0 .3%
Lennox International, Inc. ................... 226,289 96,887,898
a
Capital Markets  —  2 .0%
Ameriprise Financial, Inc. ................... 339,826 131,454,891
BlackRock, Inc.
(c)
......................... 412,380 319,309,958
FactSet Research Systems, Inc. ............... 110,800 52,731,936
LPL Financial Holdings, Inc. .................. 278,590 66,635,942
MarketAxess Holdings, Inc. .................. 119,402 26,926,345
SEI Investments Co. ....................... 351,715 22,242,457
T Rowe Price Group, Inc. ................... 673,003 72,987,175
692,288,704
a
Chemicals  —  1 .9%
Air Products and Chemicals, Inc. .............. 511,612 130,824,304
Albemarle Corp. ......................... 258,948 29,711,694
CF Industries Holdings, Inc. .................. 592,043 44,705,167
FMC Corp. ............................. 261,724 14,708,889
Linde PLC ............................. 1,098,677 444,777,410
664,727,464
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 278,036 168,092,225
Rollins, Inc. ............................. 912,395 39,515,827
207,608,052
a
Communications Equipment  —  1 .9%
Arista Networks, Inc.
(b)
..................... 651,946 168,645,391
Cisco Systems, Inc. ....................... 10,180,247 510,844,795
679,490,186
a
Consumer Staples Distribution & Retail  —  2 .1%
Costco Wholesale Corp. .................... 1,064,251 739,526,735
a
Containers & Packaging  —  0 .1%
Packaging Corp. of America ................. 211,709 35,118,289
a
Distributors  —  0 .3%
Pool Corp.
(a)
............................ 291,124 108,079,785
a
Electronic Equipment, Instruments & Components  —  0 .5%
Amphenol Corp. , Class A ................... 1,204,782 121,803,460
Keysight Technologies, Inc.
(a) (b)
................ 368,249 56,437,842
178,241,302
a
Security Shares Value
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 492,823 $ 67,802,588
Netflix, Inc.
(b)
............................ 766,011 432,114,465
499,917,053
a
Financial Services  —  9 .2%
Jack Henry & Associates, Inc. ................ 232,924 38,625,787
Mastercard, Inc. , Class A
(a)
.................. 3,301,092 1,482,949,559
Visa, Inc. , Class A ........................ 6,228,852 1,702,096,098
3,223,671,444
a
Food Products  —  0 .5%
Archer-Daniels-Midland Co. .................. 1,000,782 55,623,464
Hershey Co. (The) ........................ 380,599 73,661,130
Lamb Weston Holdings, Inc. ................. 306,000 31,346,640
160,631,234
a
Gas Utilities  —  0 .4%
Atmos Energy Corp. ....................... 1,226,687 139,768,717
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 353,938 138,396,837
a
Health Care Equipment & Supplies  —  0 .7%
Edwards Lifesciences Corp.
(a) (b)
............... 1,147,019 90,006,581
IDEXX Laboratories, Inc.
(b)
................... 191,245 98,506,475
ResMed, Inc. ........................... 236,283 44,941,026
233,454,082
a
Health Care Providers & Services  —  2 .7%
Cencora, Inc. ........................... 653,443 152,043,117
Molina Healthcare, Inc.
(b)
.................... 100,355 35,770,536
UnitedHealth Group, Inc. .................... 1,513,610 774,574,782
962,388,435
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(b)
............... 240,509 49,883,972
a
Hotels, Restaurants & Leisure  —  1 .3%
Chipotle Mexican Grill, Inc.
(b)
................. 195,822 471,690,159
a
Household Durables  —  3 .1%
DR Horton, Inc. .......................... 2,178,278 311,297,709
Garmin Ltd. ............................. 1,084,901 129,634,820
Lennar Corp. , Class A ...................... 1,683,496 252,271,875
NVR, Inc.
(b)
............................. 29,092 205,834,337
PulteGroup, Inc. ......................... 1,716,269 179,453,087
1,078,491,828
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 3,032,135 286,081,937
a
Industrial REITs  —  0 .9%
Prologis, Inc. ............................ 2,360,185 299,011,838
a
Insurance  —  1 .4%
Aflac, Inc. .............................. 1,724,456 145,440,619
American Financial Group, Inc. ............... 199,424 24,010,650
Erie Indemnity Co. , Class A , NVS .............. 85,104 29,431,516
Globe Life, Inc. .......................... 266,603 32,744,181
Marsh & McLennan Companies, Inc. ............ 1,364,192 264,434,977
496,061,943
a
Interactive Media & Services  —  7 .4%
Alphabet, Inc. , Class A
(b)
.................... 4,609,064 645,729,866
Alphabet, Inc. , Class C , NVS
(b)
................ 4,055,982 575,138,248

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Interactive Media & Services (continued)
Meta Platforms, Inc. , Class A
(b)
................ 3,492,489 $ 1,362,559,658
2,583,427,772
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 1,661,534 604,598,992
a
Life Sciences Tools & Services  —  0 .4%
Agilent Technologies, Inc. ................... 487,692 63,448,729
Waters Corp.
(a) (b)
......................... 111,462 35,412,592
West Pharmaceutical Services, Inc. ............ 122,790 45,804,354
144,665,675
a
Machinery  —  1 .0%
Graco, Inc. ............................. 512,711 43,734,248
Illinois Tool Works, Inc. ..................... 1,144,306 298,549,436
342,283,684
a
Media  —  0 .2%
Fox Corp. , Class A , NVS .................... 444,794 14,366,846
Fox Corp. , Class B ........................ 251,182 7,537,972
Interpublic Group of Companies, Inc. (The) ....... 725,488 23,933,849
Omnicom Group, Inc. ...................... 398,232 35,992,208
81,830,875
a
Metals & Mining  —  0 .2%
Reliance Steel & Aluminum Co. ............... 134,499 38,388,705
Steel Dynamics, Inc. ....................... 338,315 40,831,237
79,219,942
a
Multi-Utilities  —  1 .7%
Public Service Enterprise Group, Inc. ........... 4,099,831 237,749,200
Sempra ............................... 4,893,210 350,158,107
587,907,307
a
Oil, Gas & Consumable Fuels  —  3 .7%
ConocoPhillips .......................... 7,194,454 804,843,569
Coterra Energy, Inc. ....................... 4,432,879 110,290,030
Devon Energy Corp. ....................... 3,660,472 153,813,033
EQT Corp. ............................. 2,583,141 91,443,191
HF Sinclair Corp. ......................... 734,816 41,509,756
Texas Pacific Land Corp. .................... 60,527 88,449,921
1,290,349,500
a
Personal Care Products  —  0 .2%
Kenvue, Inc. ............................ 3,384,108 70,254,082
a
Pharmaceuticals  —  6 .5%
Eli Lilly & Co. ........................... 1,875,089 1,210,576,209
Johnson & Johnson ....................... 4,385,426 696,844,191
Pfizer, Inc. ............................. 8,657,723 234,451,139
Zoetis, Inc. , Class A ....................... 787,434 147,887,980
2,289,759,519
a
Professional Services  —  2 .6%
Automatic Data Processing, Inc. ............... 2,341,875 575,586,037
Paychex, Inc. ........................... 1,401,796 170,640,627
Robert Half, Inc. ......................... 325,255 25,870,783
Verisk Analytics, Inc. ....................... 574,373 138,728,311
910,825,758
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a) (b)
................ 988,827 85,345,658
CoStar Group, Inc.
(b)
....................... 1,279,720 106,831,026
192,176,684
a
Security Shares Value
a
Residential REITs  —  0 .4%
AvalonBay Communities, Inc. ................ 378,596 $ 67,772,470
Equity Residential ........................ 856,726 51,566,338
Mid-America Apartment Communities, Inc. ........ 272,918 34,491,377
153,830,185
a
Semiconductors & Semiconductor Equipment  —  14 .1%
Applied Materials, Inc. ..................... 2,259,508 371,237,164
Broadcom, Inc. .......................... 1,104,801 1,303,665,180
KLA Corp. .............................. 412,995 245,335,550
Lam Research Corp. ...................... 389,219 321,171,842
Monolithic Power Systems, Inc. ............... 106,569 64,231,268
NVIDIA Corp. ........................... 2,906,221 1,788,110,595
QUALCOMM, Inc. ........................ 2,727,193 405,015,432
Teradyne, Inc.
(a)
.......................... 342,232 33,056,189
Texas Instruments, Inc. ..................... 2,673,073 428,012,449
4,959,835,669
a
Software  —  7 .7%
Adobe, Inc.
(b)
............................ 1,109,684 685,540,581
Cadence Design Systems, Inc.
(b)
.............. 672,220 193,908,581
Fortinet, Inc.
(b)
........................... 3,231,595 208,405,562
Manhattan Associates, Inc.
(a) (b)
................ 266,986 64,760,124
Microsoft Corp. .......................... 3,881,419 1,543,174,566
2,695,789,414
a
Specialized REITs  —  0 .6%
Public Storage ........................... 784,246 222,090,625
a
Specialty Retail  —  1 .6%
Best Buy Co., Inc. ........................ 1,537,909 111,483,023
Dick's Sporting Goods, Inc. .................. 398,927 59,468,048
Tractor Supply Co. ........................ 814,683 182,977,802
Ulta Beauty, Inc.
(b)
........................ 430,724 216,244,984
570,173,857
a
Technology Hardware, Storage & Peripherals  —  4 .3%
Apple, Inc. ............................. 7,652,217 1,411,068,815
NetApp, Inc. ............................ 600,894 52,397,957
Super Micro Computer, Inc.
(a) (b)
................ 115,688 61,269,522
1,524,736,294
a
Textiles, Apparel & Luxury Goods  —  4 .4%
Deckers Outdoor Corp.
(a) (b)
................... 216,555 163,224,000
Lululemon Athletica, Inc.
(b)
................... 1,043,251 473,448,169
Nike, Inc. , Class B ........................ 8,843,391 897,869,488
1,534,541,657
a
Trading Companies & Distributors  —  1 .3%
Fastenal Co. ............................ 1,976,944 134,886,889
Ferguson PLC ........................... 651,760 122,439,634
Watsco, Inc. ............................ 103,169 40,337,016
WW Grainger, Inc. ........................ 193,549 173,350,226
471,013,765
a
Total Long-Term Investments — 99.8%
(Cost: $ 29,115,573,319 ) .............................. 35,053,194,037

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 113,607,839 $ 113,676,003
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 41,433,944 41,433,944
a
Total Short-Term Securities — 0.5%
(Cost: $ 155,026,262 ) ................................ 155,109,947
Total Investments — 100.3%
(Cost: $ 29,270,599,581 ) .............................. 35,208,303,984
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (94,215,265)
Net Assets — 100.0% ................................. $ 35,114,088,719
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 190,194,678 $ — $ (76,614,612)
(a)
$ 47,687 $ 48,250 $ 113,676,003 113,607,839 $ 1,169,699
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 55,278,792 — (13,844,848)
(a)
— — 41,433,944 41,433,944 1,476,121 —
BlackRock, Inc. ... 269,297,526 68,422,635 (37,197,087) 6,265,125 12,521,759 319,309,958 412,380 4,087,330 —
$ 6,312,812 $ 12,570,009
$ 474,419,905
$ 6,733,150 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 207 03/15/24 $ 50,410 $ 2,370,568

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Quality Factor ETF
16
2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,370,568 $ — $ — $ — $ 2,370,568
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 3,940,872 $ — $ — $ — $ 3,940,872
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (971,017) $ — $ — $ — $ (971,017)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 48,056,294
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 35,053,194,037  $ —  $ —  $ 35,053,194,037
Short-Term Securities
Money Market Funds ...................................... 155,109,947  —  —  155,109,947
$ 35,208,303,984  $ —  $ —  $ 35,208,303,984
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,370,568  $ —  $ —  $ 2,370,568
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited)
January 31, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 2,850 $ 709,821
Boeing Co. (The)
(a)
........................ 2,719 573,818
General Dynamics Corp. .................... 2,477 656,380
HEICO Corp. ........................... 1,566 281,238
HEICO Corp. , Class A ...................... 2,690 380,554
Howmet Aerospace, Inc. .................... 12,337 694,080
Huntington Ingalls Industries, Inc. .............. 2,749 711,771
L3Harris Technologies, Inc. .................. 3,335 695,081
Lockheed Martin Corp. ..................... 1,343 576,698
Northrop Grumman Corp. ................... 1,303 582,128
RTX Corp. ............................. 7,488 682,306
Textron, Inc. ............................ 8,308 703,771
TransDigm Group, Inc. ..................... 637 696,037
7,943,683
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 8,055 677,345
Expeditors International of Washington, Inc. ....... 5,477 691,909
FedEx Corp. ............................ 2,378 573,788
United Parcel Service, Inc. , Class B ............ 3,953 560,931
2,503,973
a
Automobile Components  —  0 .5%
Aptiv PLC
(a)
............................. 7,815 635,594
BorgWarner, Inc. ......................... 19,168 649,795
Lear Corp. ............................. 4,955 658,520
1,943,909
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 60,114 704,536
General Motors Co. ....................... 21,722 842,814
Lucid Group, Inc.
(a) (b)
....................... 151,284 511,340
Rivian Automotive, Inc. , Class A
(a) (b)
............. 37,977 581,428
Tesla, Inc.
(a)
............................. 2,357 441,442
3,081,560
a
Banks  —  2 .4%
Bank of America Corp. ..................... 19,283 655,815
Citigroup, Inc. ........................... 13,239 743,635
Citizens Financial Group, Inc. ................ 23,499 768,417
Fifth Third Bancorp ....................... 23,066 789,780
First Citizens BancShares, Inc. , Class A .......... 437 659,870
Huntington Bancshares, Inc. ................. 58,039 738,837
JPMorgan Chase & Co. .................... 3,700 645,132
KeyCorp ............................... 53,491 777,224
M&T Bank Corp. ......................... 5,034 695,195
PNC Financial Services Group, Inc. (The) ........ 4,701 710,838
Regions Financial Corp. .................... 39,491 737,297
Truist Financial Corp. ...................... 19,259 713,739
U.S. Bancorp ........................... 16,297 676,977
Wells Fargo & Co. ........................ 13,746 689,774
10,002,530
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 10,633 583,752
Celsius Holdings, Inc.
(a) (b)
.................... 12,103 603,940
Coca-Cola Co. (The) ...................... 10,025 596,387
Constellation Brands, Inc. , Class A ............. 2,622 642,600
Keurig Dr Pepper, Inc. ..................... 19,385 609,464
Molson Coors Beverage Co. , Class B ........... 11,000 679,690
Monster Beverage Corp.
(a)
................... 11,112 611,382
PepsiCo, Inc. ........................... 3,466 584,125
4,911,340
a
Security Shares Value
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 4,162 $ 684,233
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,867 668,643
Amgen, Inc. ............................ 2,214 695,772
Biogen, Inc.
(a)
........................... 2,709 668,202
BioMarin Pharmaceutical, Inc.
(a)
............... 7,373 649,414
Exact Sciences Corp.
(a)
..................... 9,724 635,950
Gilead Sciences, Inc. ...................... 7,865 615,515
Incyte Corp.
(a)
........................... 11,889 698,716
Moderna, Inc.
(a) (b)
......................... 7,937 802,034
Neurocrine Biosciences, Inc.
(a)
................ 5,978 835,545
Regeneron Pharmaceuticals, Inc.
(a)
............. 750 707,085
United Therapeutics Corp.
(a)
.................. 2,875 617,492
Vertex Pharmaceuticals, Inc.
(a)
................ 1,682 728,945
9,007,546
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 3,692 572,998
eBay, Inc. .............................. 16,186 664,759
Etsy, Inc.
(a)
............................. 9,192 611,820
MercadoLibre, Inc.
(a)
....................... 404 691,571
2,541,148
a
Building Products  —  1 .9%
A O Smith Corp. ......................... 8,565 664,730
Allegion PLC ............................ 6,223 770,968
Builders FirstSource, Inc.
(a)
.................. 4,777 829,908
Carlisle Companies, Inc. .................... 2,374 746,053
Carrier Global Corp. ....................... 11,486 628,399
Fortune Brands Innovations, Inc. .............. 9,997 775,667
Johnson Controls International PLC ............ 11,930 628,592
Lennox International, Inc. ................... 1,591 681,203
Masco Corp. ............................ 10,760 724,040
Owens Corning .......................... 5,014 759,771
Trane Technologies PLC .................... 2,698 680,031
7,889,362
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 1,785 690,492
Ares Management Corp. , Class A .............. 5,912 718,190
Bank of New York Mellon Corp. (The) ........... 13,171 730,464
BlackRock, Inc.
(c)
......................... 824 638,031
Blackstone, Inc. , NVS ...................... 5,667 705,258
Carlyle Group, Inc. (The) .................... 20,453 818,529
Cboe Global Markets, Inc. ................... 3,635 668,295
Charles Schwab Corp. (The) ................. 10,525 662,233
CME Group, Inc. , Class A ................... 2,839 584,380
Coinbase Global, Inc. , Class A
(a)
............... 5,987 767,533
FactSet Research Systems, Inc. ............... 1,409 670,571
Franklin Resources, Inc. .................... 26,878 715,761
Goldman Sachs Group, Inc. (The) ............. 1,751 672,402
Intercontinental Exchange, Inc. ............... 5,413 689,237
KKR & Co., Inc. .......................... 8,941 774,112
LPL Financial Holdings, Inc. .................. 2,861 684,323
MarketAxess Holdings, Inc. .................. 2,890 651,724
Moody's Corp. ........................... 1,683 659,803
Morgan Stanley .......................... 7,442 649,240
MSCI, Inc. , Class A ....................... 1,186 709,963
Nasdaq, Inc. ............................ 11,630 671,865
Northern Trust Corp. ....................... 8,486 675,825
Raymond James Financial, Inc. ............... 6,106 672,759
Robinhood Markets, Inc. , Class A
(a)
............. 82,145 882,237
S&P Global, Inc. ......................... 1,436 643,831
SEI Investments Co. ....................... 11,386 720,051
State Street Corp. ........................ 9,060 669,262
T Rowe Price Group, Inc. ................... 6,418 696,032

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
18
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 6,860 $ 654,375
20,146,778
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 2,252 575,859
Albemarle Corp. ......................... 4,976 570,946
Celanese Corp. .......................... 4,953 724,574
CF Industries Holdings, Inc. .................. 8,373 632,245
Corteva, Inc. ............................ 13,294 604,611
Dow, Inc. .............................. 12,018 644,165
DuPont de Nemours, Inc. ................... 8,775 542,295
Eastman Chemical Co. ..................... 8,013 669,486
Ecolab, Inc. ............................ 3,328 659,676
FMC Corp. ............................. 12,493 702,107
International Flavors & Fragrances, Inc. .......... 8,637 696,833
Linde PLC ............................. 1,427 577,693
LyondellBasell Industries NV , Class A ........... 6,484 610,274
Mosaic Co. (The) ......................... 17,964 551,675
PPG Industries, Inc. ....................... 4,604 649,348
RPM International, Inc. ..................... 6,353 677,611
Sherwin-Williams Co. (The) .................. 2,226 677,550
Westlake Corp. .......................... 4,969 687,461
11,454,409
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 1,113 672,886
Copart, Inc.
(a)
........................... 12,077 580,179
Republic Services, Inc. ..................... 3,842 657,443
Rollins, Inc. ............................. 16,134 698,763
Veralto Corp. ............................ 9,097 697,649
Waste Connections, Inc. .................... 4,637 719,941
Waste Management, Inc. .................... 3,533 655,831
4,682,692
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 2,818 728,960
Cisco Systems, Inc. ....................... 12,035 603,916
F5, Inc.
(a)
.............................. 4,022 738,841
Juniper Networks, Inc. ..................... 24,509 905,853
Motorola Solutions, Inc. .................... 1,929 616,316
3,593,886
a
Construction & Engineering  —  0 .3%
AECOM ............................... 7,490 660,543
Quanta Services, Inc. ...................... 3,440 667,532
1,328,075
a
Construction Materials  —  0 .3%
Martin Marietta Materials, Inc. ................ 1,379 701,111
Vulcan Materials Co. ...................... 3,004 678,934
1,380,045
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 23,962 878,926
American Express Co. ..................... 3,613 725,274
Capital One Financial Corp. .................. 5,772 781,067
Discover Financial Services .................. 7,299 770,190
Synchrony Financial ....................... 21,900 851,253
4,006,710
a
Consumer Staples Distribution & Retail  —  1 .5%
Albertsons Companies, Inc. , Class A ............ 31,034 658,541
Costco Wholesale Corp. .................... 993 690,016
Dollar General Corp. ...................... 5,191 685,575
Dollar Tree, Inc.
(a)
......................... 5,458 712,924
Kroger Co. (The) ......................... 14,568 672,168
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Sysco Corp. ............................ 8,770 $ 709,756
Target Corp. ............................ 4,722 656,736
Walgreens Boots Alliance, Inc. ................ 30,568 689,920
Walmart, Inc. ............................ 3,637 601,014
6,076,650
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 69,065 651,283
Avery Dennison Corp. ...................... 3,396 677,332
Ball Corp. .............................. 12,183 675,547
Crown Holdings, Inc. ...................... 7,937 702,425
International Paper Co. ..................... 20,105 720,362
Packaging Corp. of America ................. 4,243 703,829
Westrock Co. ........................... 17,994 724,438
4,855,216
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 4,670 654,874
LKQ Corp. ............................. 14,304 667,567
Pool Corp. ............................. 1,867 693,124
2,015,565
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 6,576 710,123
a
Diversified Telecommunication Services  —  0 .5%
AT&T, Inc. .............................. 36,842 651,735
Liberty Global, Ltd. , Class C
(a) (b)
............... 38,302 802,044
Verizon Communications, Inc. ................ 15,960 675,906
2,129,685
a
Electric Utilities  —  2 .4%
Alliant Energy Corp. ....................... 13,227 643,626
American Electric Power Co., Inc. .............. 8,063 630,043
Constellation Energy Corp. .................. 5,096 621,712
Duke Energy Corp. ....................... 6,779 649,632
Edison International ....................... 9,652 651,317
Entergy Corp. ........................... 6,421 640,559
Evergy, Inc. ............................. 12,911 655,491
Eversource Energy ....................... 10,907 591,378
Exelon Corp. ............................ 15,852 551,808
FirstEnergy Corp. ........................ 17,067 626,018
NextEra Energy, Inc. ...................... 10,330 605,648
NRG Energy, Inc. ......................... 13,806 732,270
PG&E Corp. ............................ 35,235 594,414
PPL Corp. ............................. 24,368 638,442
Southern Co. (The) ....................... 8,681 603,503
Xcel Energy, Inc. ......................... 10,442 625,162
10,061,023
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 4,017 650,955
Eaton Corp. PLC ......................... 2,639 649,405
Emerson Electric Co. ...................... 6,938 636,423
Hubbell, Inc. ............................ 2,137 717,113
Rockwell Automation, Inc. ................... 2,309 584,824
Vertiv Holdings Co. , Class A ................. 14,410 811,715
4,050,435
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 6,821 689,603
CDW Corp. ............................. 2,888 654,767
Corning, Inc. ............................ 22,315 725,014
Jabil, Inc. .............................. 4,840 606,404
Keysight Technologies, Inc.
(a)
................. 4,715 722,621
TE Connectivity Ltd. ....................... 4,713 670,141

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc.
(a)
................. 1,635 $ 684,198
Trimble, Inc.
(a)
........................... 14,968 761,273
Zebra Technologies Corp. , Class A
(a)
............ 2,974 712,422
6,226,443
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 18,385 523,972
Halliburton Co. .......................... 16,301 581,131
Schlumberger Ltd. ........................ 11,511 560,586
1,665,689
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 4,588 631,217
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 9,869 663,690
Live Nation Entertainment, Inc.
(a)
.............. 7,110 631,723
Netflix, Inc.
(a)
............................ 1,223 689,907
ROBLOX Corp. , Class A
(a)
................... 16,802 652,086
Roku, Inc. , Class A
(a)
...................... 6,860 604,092
Take-Two Interactive Software, Inc.
(a)
............ 4,037 665,822
Walt Disney Co. (The) ..................... 6,135 589,267
Warner Bros Discovery, Inc. , Series A
(a)
.......... 58,608 587,252
5,715,056
a
Financial Services  —  2 .2%
Apollo Global Management, Inc. ............... 6,941 696,876
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,533 588,273
Block, Inc. , Class A
(a)
...................... 10,542 685,335
Equitable Holdings, Inc. .................... 19,525 638,272
Fidelity National Information Services, Inc. ........ 11,388 709,017
Fiserv, Inc.
(a)
............................ 4,857 689,063
FleetCor Technologies, Inc.
(a)
................. 2,734 792,669
Global Payments, Inc. ..................... 5,530 736,762
Jack Henry & Associates, Inc. ................ 4,273 708,592
Mastercard, Inc. , Class A .................... 1,407 632,067
PayPal Holdings, Inc.
(a)
..................... 10,658 653,868
Toast, Inc. , Class A
(a)
...................... 45,865 815,021
Visa, Inc. , Class A
(b)
....................... 2,245 613,469
8,959,284
a
Food Products  —  2 .4%
Archer-Daniels-Midland Co. .................. 8,400 466,872
Bunge Global SA ......................... 5,969 525,809
Campbell Soup Co. ....................... 16,059 716,713
Conagra Brands, Inc. ...................... 23,041 671,645
Darling Ingredients, Inc.
(a)
................... 15,393 666,517
General Mills, Inc. ........................ 9,725 631,250
Hershey Co. (The) ........................ 3,205 620,296
Hormel Foods Corp. ....................... 19,994 607,218
J M Smucker Co. (The) ..................... 5,798 762,727
Kellanova .............................. 12,170 666,429
Kraft Heinz Co. (The) ...................... 18,277 678,625
Lamb Weston Holdings, Inc. ................. 6,679 684,197
McCormick & Co., Inc. , NVS ................. 9,750 664,560
Mondelez International, Inc. , Class A ............ 8,424 634,074
Tyson Foods, Inc. , Class A .................. 13,229 724,420
9,721,352
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 5,676 646,723
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 18,939 676,122
JB Hunt Transport Services, Inc. .............. 3,609 725,337
Knight-Swift Transportation Holdings, Inc. , Class A .. 12,953 743,243
Norfolk Southern Corp. ..................... 2,895 681,020
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ............... 1,537 $ 600,998
Uber Technologies, Inc.
(a)
................... 10,841 707,592
U-Haul Holding Co. , Series N , NVS ............. 12,448 795,054
Union Pacific Corp. ....................... 2,686 655,196
5,584,562
a
Health Care Equipment & Supplies  —  3 .2%
Abbott Laboratories ....................... 5,772 653,102
Align Technology, Inc.
(a)
..................... 2,990 799,287
Baxter International, Inc. .................... 17,953 694,602
Becton Dickinson & Co. .................... 2,590 618,518
Boston Scientific Corp.
(a)
.................... 11,042 698,517
Cooper Companies, Inc. (The) ................ 1,906 710,995
Dexcom, Inc.
(a) (b)
......................... 5,672 688,297
Edwards Lifesciences Corp.
(a)
................ 9,257 726,397
GE HealthCare Technologies, Inc.
(b)
............ 8,500 623,560
Hologic, Inc.
(a)
........................... 8,955 666,610
IDEXX Laboratories, Inc.
(a)
................... 1,312 675,785
Insulet Corp.
(a)
........................... 3,588 684,842
Intuitive Surgical, Inc.
(a)
..................... 1,916 724,669
Medtronic PLC .......................... 7,934 694,542
ResMed, Inc. ........................... 4,199 798,650
STERIS PLC ............................ 3,192 698,888
Stryker Corp. ........................... 2,058 690,418
Teleflex, Inc. ............................ 3,072 745,974
Zimmer Biomet Holdings, Inc. ................ 5,657 710,519
13,304,172
a
Health Care Providers & Services  —  2 .5%
Cardinal Health, Inc. ....................... 5,986 653,611
Cencora, Inc. ........................... 3,174 738,526
Centene Corp.
(a)
......................... 8,506 640,587
Cigna Group (The) ........................ 2,117 637,111
CVS Health Corp. ........................ 8,772 652,374
DaVita, Inc.
(a)
............................ 6,799 735,380
Elevance Health, Inc. ...................... 1,273 628,149
HCA Healthcare, Inc. ...................... 2,442 744,566
Henry Schein, Inc.
(a) (b)
...................... 9,655 722,580
Humana, Inc. ........................... 1,215 459,343
Laboratory Corp. of America Holdings ........... 3,024 672,235
McKesson Corp. ......................... 1,347 673,352
Molina Healthcare, Inc.
(a)
.................... 1,790 638,028
Quest Diagnostics, Inc. ..................... 4,779 613,767
UnitedHealth Group, Inc. .................... 1,052 538,350
Universal Health Services, Inc. , Class B ......... 4,839 768,482
10,516,441
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 39,801 736,318
Ventas, Inc. ............................ 14,227 659,991
Welltower, Inc. ........................... 6,945 600,812
1,997,121
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 3,514 728,839
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 37,115 713,350
a
Hotels, Restaurants & Leisure  —  3 .4%
Airbnb, Inc. , Class A
(a)
...................... 4,659 671,548
Booking Holdings, Inc.
(a)
.................... 188 659,404
Caesars Entertainment, Inc.
(a)
................ 14,178 621,989
Carnival Corp.
(a)
.......................... 44,283 734,212
Chipotle Mexican Grill, Inc.
(a)
................. 275 662,412
Darden Restaurants, Inc. ................... 4,147 674,219

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc. ....................... 1,769 $ 753,983
DoorDash, Inc. , Class A
(a)
................... 6,479 675,112
DraftKings, Inc. , Class A
(a)
................... 16,544 646,043
Expedia Group, Inc.
(a)
...................... 4,724 700,711
Hilton Worldwide Holdings, Inc. ............... 3,644 695,858
Hyatt Hotels Corp. , Class A .................. 5,650 725,291
Las Vegas Sands Corp. .................... 12,587 615,756
Marriott International, Inc. , Class A ............. 2,942 705,286
McDonald's Corp. ........................ 2,079 608,565
MGM Resorts International .................. 16,040 695,655
Royal Caribbean Cruises Ltd.
(a)
............... 5,976 761,940
Starbucks Corp. .......................... 5,672 527,666
Vail Resorts, Inc. ......................... 2,939 652,458
Wynn Resorts Ltd. ........................ 7,570 714,835
Yum! Brands, Inc. ........................ 4,850 628,027
14,130,970
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 4,799 685,825
Garmin Ltd. ............................. 5,276 630,429
Lennar Corp. , Class A ...................... 4,844 725,873
NVR, Inc.
(a)
............................. 103 728,755
PulteGroup, Inc. ......................... 7,226 755,551
3,526,433
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 6,925 691,462
Clorox Co. (The) ......................... 4,705 683,401
Colgate-Palmolive Co. ..................... 8,051 677,894
Kimberly-Clark Corp. ...................... 5,159 624,084
Procter & Gamble Co. (The) ................. 3,778 593,675
3,270,516
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 38,107 635,625
Vistra Corp. ............................ 18,703 767,384
1,403,009
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 6,479 611,294
General Electric Co. ....................... 4,913 650,579
Honeywell International, Inc. ................. 3,081 623,163
1,885,036
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 5,365 679,692
a
Insurance  —  4 .2%
Aflac, Inc. .............................. 7,610 641,827
Allstate Corp. (The) ....................... 4,649 721,757
American Financial Group, Inc. ............... 6,066 730,347
American International Group, Inc. ............. 9,560 664,516
Aon PLC , Class A ........................ 1,840 549,111
Arch Capital Group Ltd.
(a)
................... 7,444 613,609
Arthur J Gallagher & Co. .................... 2,499 580,168
Assurant, Inc. ........................... 4,015 674,319
Brown & Brown, Inc. ....................... 8,706 675,237
Chubb Ltd. ............................. 2,701 661,745
Cincinnati Financial Corp. ................... 6,418 711,114
Erie Indemnity Co. , Class A , NVS .............. 2,287 790,913
Everest Group Ltd. ........................ 1,616 622,112
Fidelity National Financial, Inc. ................ 10,834 578,947
Globe Life, Inc. .......................... 5,560 682,879
Hartford Financial Services Group, Inc. (The) ...... 8,330 724,377
Loews Corp. ............................ 9,599 699,383
Markel Group, Inc.
(a)
....................... 454 679,833
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 3,025 $ 586,366
MetLife, Inc. ............................ 9,891 685,644
Principal Financial Group, Inc. ................ 8,873 701,854
Progressive Corp. (The) .................... 3,779 673,607
Prudential Financial, Inc. .................... 6,602 692,748
Travelers Companies, Inc. (The) ............... 3,614 763,855
W R Berkley Corp. ........................ 9,237 756,326
Willis Towers Watson PLC ................... 2,565 631,760
17,494,354
a
Interactive Media & Services  —  0 .9%
Alphabet, Inc. , Class A
(a)
.................... 2,080 291,408
Alphabet, Inc. , Class C , NVS
(a)
................ 1,830 259,494
Match Group, Inc.
(a)
....................... 20,213 775,775
Meta Platforms, Inc. , Class A
(a)
................ 1,620 632,027
Pinterest, Inc. , Class A
(a)
.................... 19,770 740,782
Snap, Inc. , Class A , NVS
(a)
.................. 52,746 838,134
3,537,620
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,754 638,246
Akamai Technologies, Inc.
(a) (b)
................. 5,732 706,354
Cloudflare, Inc. , Class A
(a)
................... 8,675 685,759
Cognizant Technology Solutions Corp. , Class A ..... 8,904 686,676
EPAM Systems, Inc.
(a)
...................... 2,478 689,157
Gartner, Inc.
(a)
........................... 1,473 673,809
GoDaddy, Inc. , Class A
(a)
.................... 7,030 749,820
International Business Machines Corp. .......... 3,818 701,214
MongoDB, Inc. , Class A
(a)
................... 1,552 621,607
Okta, Inc. , Class A
(a)
....................... 9,049 747,900
Snowflake, Inc. , Class A
(a) (b)
.................. 3,691 722,107
Twilio, Inc. , Class A
(a)
...................... 10,250 720,882
VeriSign, Inc.
(a)
.......................... 3,011 598,828
8,942,359
a
Leisure Products  —  0 .2%
Hasbro, Inc. ............................ 14,986 733,565
a
Life Sciences Tools & Services  —  2 .5%
Agilent Technologies, Inc. ................... 5,471 711,777
Avantor, Inc.
(a)
........................... 33,525 770,740
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 2,182 700,182
Bio-Techne Corp. ......................... 10,328 726,265
Charles River Laboratories International, Inc.
(a)
..... 3,450 746,166
Danaher Corp. .......................... 2,777 666,230
Illumina, Inc.
(a)
........................... 6,635 948,871
IQVIA Holdings, Inc.
(a)
...................... 3,021 629,063
Mettler-Toledo International, Inc.
(a)
............. 608 727,892
Repligen Corp.
(a)
......................... 4,271 808,927
Revvity, Inc. ............................ 7,417 794,954
Thermo Fisher Scientific, Inc. ................. 1,246 671,569
Waters Corp.
(a)
.......................... 2,476 786,650
West Pharmaceutical Services, Inc. ............ 1,810 675,184
10,364,470
a
Machinery  —  3 .4%
Caterpillar, Inc. .......................... 2,375 713,236
CNH Industrial N.V. ....................... 60,811 729,732
Cummins, Inc. ........................... 2,797 669,322
Deere & Co. ............................ 1,564 615,559
Dover Corp. ............................ 4,615 691,235
Fortive Corp. ............................ 9,332 729,576
Graco, Inc. ............................. 8,068 688,200
IDEX Corp. ............................. 3,315 701,123
Illinois Tool Works, Inc. ..................... 2,520 657,468
Ingersoll Rand, Inc. ....................... 8,903 710,994

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Nordson Corp. ........................... 2,770 $ 697,264
Otis Worldwide Corp. ...................... 7,378 652,510
PACCAR, Inc. ........................... 6,684 671,007
Parker-Hannifin Corp. ...................... 1,426 662,377
Pentair PLC ............................ 10,467 765,870
Snap-on, Inc. ........................... 2,354 682,495
Stanley Black & Decker, Inc. ................. 7,058 658,512
Toro Co. (The) ........................... 7,750 716,720
Westinghouse Air Brake Technologies Corp. ....... 5,495 722,977
Xylem, Inc. ............................. 6,300 708,372
13,844,549
a
Media  —  1 .8%
Charter Communications, Inc. , Class A
(a)
......... 1,486 550,875
Comcast Corp. , Class A .................... 13,587 632,339
Fox Corp. , Class A , NVS .................... 13,793 445,514
Fox Corp. , Class B ........................ 7,795 233,928
Interpublic Group of Companies, Inc. (The) ....... 21,350 704,336
Liberty Broadband Corp. , Class C , NVS
(a)
........ 7,754 608,301
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
24,950 757,482
News Corp. , Class A , NVS .................. 30,550 752,752
Omnicom Group, Inc. ...................... 8,126 734,428
Paramount Global , Class B , NVS .............. 47,591 694,353
Sirius XM Holdings, Inc.
(b)
................... 123,975 631,033
Trade Desk, Inc. (The) , Class A
(a)
.............. 9,327 638,247
7,383,588
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 38,682 775,574
Freeport-McMoRan, Inc. .................... 16,808 667,110
Newmont Corp. .......................... 16,987 586,221
Nucor Corp. ............................ 3,947 737,813
Reliance Steel & Aluminum Co. ............... 2,384 680,441
Steel Dynamics, Inc. ....................... 5,715 689,743
4,136,902
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 37,107 712,083
a
Multi-Utilities  —  1 .5%
Ameren Corp. ........................... 8,329 579,449
CenterPoint Energy, Inc. .................... 23,197 648,124
CMS Energy Corp. ........................ 11,289 645,279
Consolidated Edison, Inc. ................... 6,914 628,483
Dominion Energy, Inc. ...................... 13,342 609,996
DTE Energy Co. ......................... 6,172 650,652
NiSource, Inc. ........................... 25,079 651,302
Public Service Enterprise Group, Inc. ........... 9,756 565,750
Sempra ............................... 8,497 608,045
WEC Energy Group, Inc. .................... 7,746 625,567
6,212,647
a
Office REITs  —  0 .4%
Alexandria Real Estate Equities, Inc. ............ 6,157 744,381
Boston Properties, Inc. ..................... 12,040 800,660
1,545,041
a
Oil, Gas & Consumable Fuels  —  3 .7%
APA Corp. ............................. 17,742 555,857
Cheniere Energy, Inc. ...................... 3,578 586,756
Chesapeake Energy Corp. .................. 7,995 616,494
Chevron Corp. ........................... 3,970 585,297
ConocoPhillips .......................... 5,102 570,761
Coterra Energy, Inc. ....................... 23,855 593,512
Devon Energy Corp. ....................... 13,729 576,893
Diamondback Energy, Inc. ................... 4,022 618,342
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 4,828 $ 549,378
EQT Corp. ............................. 16,004 566,542
Exxon Mobil Corp. ........................ 5,402 555,380
Hess Corp. ............................. 4,266 599,501
HF Sinclair Corp. ......................... 12,094 683,190
Kinder Morgan, Inc. , Class P ................. 36,597 619,221
Marathon Oil Corp. ........................ 25,323 578,631
Marathon Petroleum Corp. .................. 4,088 676,973
Occidental Petroleum Corp. .................. 9,998 575,585
ONEOK, Inc. ............................ 9,316 635,817
Ovintiv, Inc. ............................. 14,565 617,847
Phillips 66 .............................. 5,215 752,577
Pioneer Natural Resources Co. ............... 2,573 591,353
Targa Resources Corp. ..................... 7,380 627,005
Texas Pacific Land Corp. .................... 395 577,225
Valero Energy Corp. ....................... 4,936 685,610
Williams Companies, Inc. (The) ............... 17,317 600,207
15,195,954
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 17,330 678,296
Southwest Airlines Co. ..................... 25,806 771,341
1,449,637
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 5,032 664,174
Kenvue, Inc. ............................ 31,389 651,635
1,315,809
a
Pharmaceuticals  —  1 .6%
Bristol-Myers Squibb Co. .................... 12,161 594,308
Catalent, Inc.
(a)
.......................... 16,758 865,383
Eli Lilly & Co. ........................... 936 604,291
Jazz Pharmaceuticals PLC
(a)
................. 5,533 679,010
Johnson & Johnson ....................... 3,784 601,278
Merck & Co., Inc. ......................... 5,598 676,126
Pfizer, Inc. ............................. 19,478 527,464
Royalty Pharma PLC , Class A ................ 24,169 686,158
Viatris, Inc. ............................. 69,278 815,402
Zoetis, Inc. , Class A ....................... 3,413 640,996
6,690,416
a
Professional Services  —  2 .3%
Automatic Data Processing, Inc. ............... 2,579 633,867
Booz Allen Hamilton Holding Corp. , Class A ....... 5,032 708,355
Broadridge Financial Solutions, Inc. ............ 3,456 705,715
Dayforce, Inc.
(a) (b)
......................... 9,365 651,055
Equifax, Inc. ............................ 3,012 735,952
Jacobs Solutions, Inc. ...................... 4,676 630,184
Leidos Holdings, Inc. ...................... 6,097 673,536
Paychex, Inc. ........................... 5,226 636,161
Paycom Software, Inc. ..................... 3,585 682,010
Paylocity Holding Corp.
(a) (b)
.................. 4,337 687,024
Robert Half, Inc. ......................... 8,054 640,615
SS&C Technologies Holdings, Inc. ............. 11,803 720,219
TransUnion ............................. 10,883 752,995
Verisk Analytics, Inc. ....................... 2,621 633,050
9,490,738
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 8,131 701,787
CoStar Group, Inc.
(a)
....................... 7,504 626,434
Zillow Group, Inc. , Class C , NVS
(a)
............. 17,117 972,930
2,301,151
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
22
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Residential REITs  —  1 .6%
American Homes 4 Rent , Class A .............. 18,067 $ 633,248
AvalonBay Communities, Inc. ................ 3,696 661,621
Camden Property Trust ..................... 7,425 696,762
Equity LifeStyle Properties, Inc. ............... 9,382 635,068
Equity Residential ........................ 11,328 681,832
Essex Property Trust, Inc. ................... 3,050 711,474
Invitation Homes, Inc. ...................... 18,978 624,946
Mid-America Apartment Communities, Inc. ........ 5,275 666,654
Sun Communities, Inc. ..................... 5,212 653,324
UDR, Inc. .............................. 19,655 707,973
6,672,902
a
Retail REITs  —  0 .6%
Kimco Realty Corp. ....................... 34,799 702,940
Realty Income Corp. ....................... 11,653 633,807
Regency Centers Corp. .................... 10,562 661,920
Simon Property Group, Inc. .................. 5,040 698,594
2,697,261
a
Semiconductors & Semiconductor Equipment  —  3 .9%
Advanced Micro Devices, Inc.
(a)
............... 4,781 801,726
Analog Devices, Inc. ....................... 3,259 626,901
Applied Materials, Inc. ..................... 3,900 640,770
Broadcom, Inc. .......................... 1,081 1,275,580
Enphase Energy, Inc.
(a) (b)
.................... 6,594 686,633
Entegris, Inc. ............................ 6,154 724,326
First Solar, Inc.
(a)
......................... 4,029 589,443
Intel Corp. ............................. 13,018 560,815
KLA Corp. .............................. 1,080 641,563
Lam Research Corp. ...................... 834 688,192
Lattice Semiconductor Corp.
(a)
................ 11,151 678,650
Marvell Technology, Inc. .................... 10,891 737,321
Microchip Technology, Inc. ................... 7,260 618,407
Micron Technology, Inc. ..................... 7,629 654,187
Monolithic Power Systems, Inc. ............... 1,148 691,923
NVIDIA Corp. ........................... 1,083 666,337
NXP Semiconductors NV ................... 3,012 634,237
ON Semiconductor Corp.
(a)
.................. 8,858 630,069
Qorvo, Inc.
(a)
............................ 6,919 690,101
QUALCOMM, Inc. ........................ 4,537 673,790
Skyworks Solutions, Inc. .................... 6,802 710,537
Teradyne, Inc. ........................... 6,938 670,141
Texas Instruments, Inc. ..................... 3,782 605,574
15,897,223
a
Software  —  6 .2%
Adobe, Inc.
(a)
............................ 937 578,860
ANSYS, Inc.
(a)
........................... 2,081 682,214
Aspen Technology, Inc.
(a)
.................... 3,511 674,077
Atlassian Corp. , Class A
(a)
................... 3,302 824,740
Autodesk, Inc.
(a) (b)
......................... 2,818 715,237
Bentley Systems, Inc. , Class B ................ 12,142 611,957
BILL Holdings, Inc.
(a)
....................... 10,325 805,866
Cadence Design Systems, Inc.
(a)
.............. 2,250 649,035
Confluent, Inc. , Class A
(a) (b)
.................. 34,833 778,866
Crowdstrike Holdings, Inc. , Class A
(a)
............ 2,952 863,460
Datadog, Inc. , Class A
(a)
.................... 5,595 696,242
DocuSign, Inc.
(a)
......................... 15,142 922,451
Dropbox, Inc. , Class A
(a)
.................... 23,750 752,400
Dynatrace, Inc.
(a)
......................... 12,454 709,878
Fair Isaac Corp.
(a)
......................... 605 725,292
Fortinet, Inc.
(a)
........................... 11,911 768,140
Gen Digital, Inc. .......................... 31,168 731,825
HubSpot, Inc.
(a)
.......................... 1,329 812,019
Intuit, Inc. .............................. 1,047 661,002
Security Shares Value
a
Software (continued)
Manhattan Associates, Inc.
(a)
................. 2,907 $ 705,122
Microsoft Corp. .......................... 1,395 554,624
Oracle Corp. ............................ 4,872 544,202
Palantir Technologies, Inc. , Class A
(a)
........... 28,865 464,438
Palo Alto Networks, Inc.
(a)
................... 2,316 783,989
PTC, Inc.
(a)
............................. 4,106 741,749
Roper Technologies, Inc. .................... 1,173 629,901
Salesforce, Inc.
(a)
......................... 2,584 726,337
ServiceNow, Inc.
(a)
........................ 888 679,675
Splunk, Inc.
(a)
........................... 4,164 638,633
Synopsys, Inc.
(a)
......................... 1,114 594,152
Tyler Technologies, Inc.
(a)
................... 1,558 658,644
UiPath, Inc. , Class A
(a) (b)
.................... 35,454 814,733
Unity Software, Inc.
(a) (b)
..................... 22,167 718,211
Workday, Inc. , Class A
(a)
.................... 2,569 747,759
Zoom Video Communications, Inc. , Class A
(a)
...... 9,718 627,880
Zscaler, Inc.
(a)
........................... 3,273 771,348
25,364,958
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 3,001 587,146
Crown Castle, Inc. ........................ 5,899 638,567
Digital Realty Trust, Inc. .................... 4,547 638,671
Equinix, Inc. ............................ 772 640,582
Extra Space Storage, Inc. ................... 4,854 701,112
Gaming and Leisure Properties, Inc. ............ 14,475 660,784
Iron Mountain, Inc. ........................ 10,165 686,341
Public Storage ........................... 2,386 675,691
SBA Communications Corp. , Class A ............ 2,686 601,288
VICI Properties, Inc. ....................... 21,917 660,140
Weyerhaeuser Co. ........................ 19,618 642,882
7,133,204
a
Specialty Retail  —  2 .3%
AutoZone, Inc.
(a)
......................... 236 651,863
Bath & Body Works, Inc. .................... 23,074 984,337
Best Buy Co., Inc. ........................ 9,517 689,887
Burlington Stores, Inc.
(a)
.................... 4,847 926,504
CarMax, Inc.
(a) (b)
.......................... 10,076 717,210
Dick's Sporting Goods, Inc. .................. 5,537 825,401
Home Depot, Inc. (The) .................... 1,867 658,976
Lowe's Companies, Inc. .................... 2,897 616,597
O'Reilly Automotive, Inc.
(a)
................... 624 638,383
Ross Stores, Inc. ......................... 4,767 668,715
TJX Companies, Inc. (The) .................. 6,658 631,911
Tractor Supply Co. ........................ 3,173 712,656
Ulta Beauty, Inc.
(a) (b)
....................... 1,570 788,218
9,510,658
a
Technology Hardware, Storage & Peripherals  —  1 .4%
Apple, Inc. ............................. 2,751 507,284
Dell Technologies, Inc. , Class C ............... 8,329 690,308
Hewlett Packard Enterprise Co. ............... 40,179 614,337
HP, Inc. ............................... 22,426 643,850
NetApp, Inc. ............................ 8,290 722,888
Seagate Technology Holdings PLC ............. 8,391 718,941
Super Micro Computer, Inc.
(a)
................. 2,119 1,122,244
Western Digital Corp.
(a)
..................... 13,605 778,886
5,798,738
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 1,023 771,066
Lululemon Athletica, Inc.
(a)
................... 1,430 648,963
Nike, Inc. , Class B ........................ 5,538 562,273

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 39,192 $ 645,100
2,627,402
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 14,877 596,865
Philip Morris International, Inc. ................ 6,363 578,079
1,174,944
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 10,211 696,696
Ferguson PLC ........................... 3,760 706,354
United Rentals, Inc. ....................... 1,322 826,779
Watsco, Inc. ............................ 1,657 647,854
WW Grainger, Inc. ........................ 768 687,851
3,565,534
a
Water Utilities  —  0 .3%
American Water Works Co., Inc. ............... 4,826 598,521
Essential Utilities, Inc. ...................... 18,770 673,092
1,271,613
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 3,952 $ 637,181
a
Total Long-Term Investments — 99.7%
(Cost: $ 398,607,560 ) ................................ 410,693,532
a
Short-Term Securities
Money Market Funds  —  3 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 12,132,952 12,140,232
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 960,172 960,172
a
Total Short-Term Securities — 3.2%
(Cost: $ 13,089,477 ) ................................. 13,100,404
Total Investments — 102.9%
(Cost: $ 411,697,037 ) ................................ 423,793,936
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (11,862,122)
Net Assets — 100.0% ................................. $ 411,931,814
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,067,783 $ — $ (2,932,296)
(a)
$ 2,116 $ 2,629 $ 12,140,232 12,132,952 $ 92,488
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 453,882 506,290
(a)
— — — 960,172 960,172 18,624 —
BlackRock, Inc. .. 489,119 192,095 (62,583) 1,664 17,736 638,031 824 6,845 —
$ 3,780 $ 20,365
$ 13,738,435
$ 117,957 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Size Factor ETF
24
2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 3  03/15/24 $ 293  $ (11,578)
E-Mini S&P 500 Index .................................................................. 1  03/15/24 244  11,452
E-Mini S&P MidCap 400 Index ............................................................ 2  03/15/24 549  5,260
$ 5,134
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 16,712 $ — $ — $ — $ 16,712
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 11,578 $ — $ — $ — $ 11,578
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (19,523) $ — $ — $ — $ (19,523)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (26,914) $ — $ — $ — $ (26,914)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 786,670
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
25
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 410,693,532  $ —  $ —  $ 410,693,532
Short-Term Securities
Money Market Funds ...................................... 13,100,404  —  —  13,100,404
$ 423,793,936  $ —  $ —  $ 423,793,936
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 16,712  $ —  $ —  $ 16,712
Liabilities
Equity Contracts ........................................... (11,578) —  —  (11,578)
$ 5,134  $ —  $ —  $ 5,134
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
January 31, 2024
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
26
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Huntington Ingalls Industries, Inc. .............. 37,546 $ 9,721,410
L3Harris Technologies, Inc. .................. 178,034 37,105,846
RTX Corp. ............................. 1,315,681 119,884,853
Textron, Inc. ............................ 231,814 19,636,964
186,349,073
a
Air Freight & Logistics  —  1 .1%
FedEx Corp. ............................ 314,163 75,804,390
a
Automobile Components  —  0 .6%
BorgWarner, Inc. ......................... 689,649 23,379,101
Lear Corp. ............................. 148,513 19,737,378
43,116,479
a
Automobiles  —  5 .5%
Ford Motor Co. .......................... 13,142,785 154,033,440
General Motors Co. ....................... 5,905,249 229,123,661
383,157,101
a
Banks  —  7 .4%
Bank of America Corp. ..................... 3,285,279 111,732,339
Citigroup, Inc. ........................... 2,326,403 130,674,057
Citizens Financial Group, Inc. ................ 515,985 16,872,710
Fifth Third Bancorp ....................... 430,622 14,744,497
Huntington Bancshares, Inc. ................. 655,754 8,347,748
KeyCorp ............................... 605,739 8,801,388
M&T Bank Corp. ......................... 114,650 15,833,165
Regions Financial Corp. .................... 682,084 12,734,508
Truist Financial Corp. ...................... 984,740 36,494,464
U.S. Bancorp ........................... 585,533 24,323,041
Wells Fargo & Co. ........................ 2,609,463 130,942,853
511,500,770
a
Beverages  —  0 .4%
Molson Coors Beverage Co. , Class B ........... 453,507 28,022,198
a
Biotechnology  —  1 .1%
Gilead Sciences, Inc. ...................... 943,232 73,817,336
United Therapeutics Corp.
(a)
.................. 25,033 5,376,588
79,193,924
a
Building Products  —  1 .5%
Builders FirstSource, Inc.
(a)
.................. 210,145 36,508,491
Fortune Brands Innovations, Inc. .............. 133,453 10,354,618
Johnson Controls International PLC ............ 611,917 32,241,907
Owens Corning .......................... 175,251 26,555,784
105,660,800
a
Capital Markets  —  1 .9%
Bank of New York Mellon Corp. (The) ........... 540,005 29,948,677
Franklin Resources, Inc. .................... 182,457 4,858,830
Goldman Sachs Group, Inc. (The) ............. 216,627 83,186,934
State Street Corp. ........................ 210,909 15,579,848
133,574,289
a
Chemicals  —  1 .1%
Albemarle Corp. ......................... 65,509 7,516,503
CF Industries Holdings, Inc. .................. 125,196 9,453,550
Dow, Inc. .............................. 403,078 21,604,981
Eastman Chemical Co. ..................... 62,431 5,216,110
LyondellBasell Industries NV , Class A ........... 184,291 17,345,469
Mosaic Co. (The) ......................... 395,155 12,135,210
Westlake Corp. .......................... 30,676 4,244,024
77,515,847
a
Security Shares Value
a
Communications Equipment  —  5 .8%
Cisco Systems, Inc. ....................... 7,172,365 $ 359,909,276
F5, Inc.
(a)
.............................. 103,366 18,988,334
Juniper Networks, Inc. ..................... 595,955 22,026,497
400,924,107
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 281,131 10,311,885
Capital One Financial Corp. .................. 335,410 45,387,681
Synchrony Financial ....................... 324,201 12,601,693
68,301,259
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 391,655 8,310,919
Kroger Co. (The) ......................... 1,008,452 46,529,976
Walgreens Boots Alliance, Inc. ................ 1,878,595 42,399,889
97,240,784
a
Containers & Packaging  —  0 .2%
International Paper Co. ..................... 195,053 6,988,749
Westrock Co. ........................... 234,755 9,451,236
16,439,985
a
Distributors  —  0 .3%
LKQ Corp. ............................. 503,462 23,496,572
a
Diversified Telecommunication Services  —  7 .3%
AT&T, Inc. .............................. 20,199,133 357,322,663
Liberty Global, Ltd. , Class C
(a) (b)
............... 886,928 18,572,272
Verizon Communications, Inc. ................ 3,180,918 134,711,877
510,606,812
a
Electric Utilities  —  1 .5%
Evergy, Inc. ............................. 286,347 14,537,837
Eversource Energy ....................... 218,178 11,829,611
NRG Energy, Inc. ......................... 337,438 17,897,712
PG&E Corp. ............................ 2,105,012 35,511,553
PPL Corp. ............................. 793,467 20,788,835
100,565,548
a
Electronic Equipment, Instruments & Components  —  2 .0%
Corning, Inc. ............................ 1,776,395 57,715,074
Jabil, Inc. .............................. 106,337 13,322,963
TE Connectivity Ltd. ....................... 461,128 65,567,790
136,605,827
a
Entertainment  —  0 .7%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,151,825 51,621,287
a
Financial Services  —  0 .8%
Equitable Holdings, Inc. .................... 247,215 8,081,458
Fidelity National Information Services, Inc. ........ 421,560 26,246,326
Global Payments, Inc. ..................... 172,639 23,000,694
57,328,478
a
Food Products  —  2 .8%
Archer-Daniels-Midland Co. .................. 831,757 46,229,054
Conagra Brands, Inc. ...................... 680,990 19,850,859
Darling Ingredients, Inc.
(a) (b)
.................. 131,730 5,703,909
J M Smucker Co. (The) ..................... 149,842 19,711,715
Kraft Heinz Co. (The) ...................... 1,807,467 67,111,250
Tyson Foods, Inc. , Class A .................. 623,541 34,145,105
192,751,892
a

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Ground Transportation  —  0 .4%
Knight-Swift Transportation Holdings, Inc. , Class A .. 278,616 $ 15,986,986
U-Haul Holding Co. , Series N , NVS
(b)
........... 157,292 10,046,240
26,033,226
a
Health Care Providers & Services  —  5 .8%
Centene Corp.
(a)
......................... 652,111 49,110,480
Cigna Group (The) ........................ 302,174 90,939,265
CVS Health Corp. ........................ 1,858,920 138,247,880
DaVita, Inc.
(a)
............................ 39,223 4,242,360
Elevance Health, Inc. ...................... 171,614 84,681,212
Laboratory Corp. of America Holdings ........... 77,594 17,249,146
Quest Diagnostics, Inc. ..................... 87,597 11,250,083
Universal Health Services, Inc. , Class B ......... 65,230 10,359,176
406,079,602
a
Hotels, Restaurants & Leisure  —  0 .5%
Expedia Group, Inc.
(a)
...................... 221,091 32,794,428
a
Household Durables  —  4 .4%
DR Horton, Inc. .......................... 754,284 107,794,726
Lennar Corp. , Class A ...................... 807,289 120,972,257
PulteGroup, Inc. ......................... 711,289 74,372,378
303,139,361
a
Insurance  —  2 .1%
American International Group, Inc. ............. 619,225 43,042,330
Everest Group Ltd. ........................ 26,329 10,135,875
Fidelity National Financial, Inc. ................ 123,654 6,211,425
Hartford Financial Services Group, Inc. (The) ...... 166,512 14,479,884
Loews Corp. ............................ 130,322 9,495,261
MetLife, Inc. ............................ 470,423 32,609,722
Prudential Financial, Inc. .................... 288,623 30,285,211
146,259,708
a
IT Services  —  4 .8%
Cognizant Technology Solutions Corp. , Class A ..... 993,530 76,621,033
International Business Machines Corp. .......... 1,340,004 246,105,135
Twilio, Inc. , Class A
(a)
...................... 130,661 9,189,388
331,915,556
a
Machinery  —  1 .8%
CNH Industrial N.V. ....................... 1,021,267 12,255,204
Cummins, Inc. ........................... 126,439 30,256,853
PACCAR, Inc. ........................... 500,541 50,249,311
Snap-on, Inc. ........................... 44,836 12,999,301
Westinghouse Air Brake Technologies Corp. ....... 162,047 21,320,524
127,081,193
a
Media  —  0 .8%
Fox Corp. , Class A , NVS .................... 561,394 18,133,026
Fox Corp. , Class B ........................ 303,046 9,094,411
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
234,578 7,121,788
Paramount Global , Class B , NVS .............. 1,604,324 23,407,087
57,756,312
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 538,663 10,800,193
Nucor Corp. ............................ 224,712 42,005,414
Steel Dynamics, Inc. ....................... 139,735 16,864,617
69,670,224
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 486,253 9,331,195
a
Security Shares Value
a
Multi-Utilities  —  0 .7%
Consolidated Edison, Inc. ................... 283,976 $ 25,813,418
Dominion Energy, Inc. ...................... 470,509 21,511,672
47,325,090
a
Oil, Gas & Consumable Fuels  —  3 .7%
APA Corp. ............................. 499,550 15,650,901
Chesapeake Energy Corp. .................. 166,843 12,865,264
Coterra Energy, Inc. ....................... 1,207,345 30,038,744
Diamondback Energy, Inc. ................... 326,923 50,261,142
EQT Corp. ............................. 546,020 19,329,108
HF Sinclair Corp. ......................... 270,684 15,290,939
Marathon Oil Corp. ........................ 1,306,287 29,848,658
Ovintiv, Inc. ............................. 604,277 25,633,430
Valero Energy Corp. ....................... 442,062 61,402,412
260,320,598
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 301,057 11,783,371
Southwest Airlines Co. ..................... 289,779 8,661,494
20,444,865
a
Pharmaceuticals  —  4 .7%
Bristol-Myers Squibb Co. .................... 2,294,656 112,139,839
Jazz Pharmaceuticals PLC
(a)
................. 77,518 9,513,009
Pfizer, Inc. ............................. 6,139,534 166,258,581
Royalty Pharma PLC , Class A ................ 405,134 11,501,754
Viatris, Inc. ............................. 2,440,720 28,727,274
328,140,457
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 102,978 11,375,980
SS&C Technologies Holdings, Inc. ............. 273,198 16,670,542
28,046,522
a
Real Estate Management & Development  —  0 .9%
CBRE Group, Inc. , Class A
(a)
................. 508,803 43,914,787
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 369,118 20,980,667
64,895,454
a
Retail REITs  —  0 .8%
Simon Property Group, Inc. .................. 419,743 58,180,577
a
Semiconductors & Semiconductor Equipment  —  12 .7%
Applied Materials, Inc. ..................... 1,018,300 167,306,690
First Solar, Inc.
(a) (b)
........................ 92,077 13,470,865
Intel Corp. ............................. 10,784,937 464,615,086
Microchip Technology, Inc. ................... 397,709 33,876,853
NXP Semiconductors NV ................... 417,890 87,995,097
ON Semiconductor Corp.
(a)
.................. 772,363 54,938,180
Qorvo, Inc.
(a)
............................ 202,839 20,231,162
Skyworks Solutions, Inc. .................... 385,046 40,221,905
882,655,838
a
Software  —  0 .7%
Aspen Technology, Inc.
(a) (b)
................... 63,563 12,203,460
Gen Digital, Inc. .......................... 877,697 20,608,326
Zoom Video Communications, Inc. , Class A
(a)
...... 209,464 13,533,469
46,345,255
a
Specialized REITs  —  0 .8%
Weyerhaeuser Co. ........................ 1,579,695 51,766,605
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 387,810 28,112,347
a

Schedule of Investments
(unaudited) (continued)
January 31, 2024
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
28
2024
iShares Semi-Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  3 .0%
Dell Technologies, Inc. , Class C ............... 505,124 $ 41,864,677
Hewlett Packard Enterprise Co. ............... 4,760,654 72,790,400
HP, Inc. ............................... 2,230,793 64,046,067
NetApp, Inc. ............................ 324,082 28,259,950
206,961,094
a
Tobacco  —  1 .1%
Altria Group, Inc. ......................... 1,954,416 78,411,170
a
Trading Companies & Distributors  —  0 .8%
United Rentals, Inc. ....................... 92,036 57,559,314
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,236,375,575 ) ............................... 6,949,003,413
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.51%
(c) (d) (e)
...................... 24,990,829 $ 25,005,823
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(c) (d)
............................ 14,397,379 14,397,379
a
Total Short-Term Securities — 0.6%
(Cost: $ 39,399,067 ) ................................. 39,403,202
Total Investments — 100.4%
(Cost: $ 7,275,774,642 ) ............................... 6,988,406,615
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (26,309,369)
Net Assets — 100.0% ................................. $ 6,962,097,246
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 33,397,964 $ — $ (8,403,154)
(a)
$ 10,646 $ 367 $ 25,005,823 24,990,829 $ 39,956
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 11,508,688 2,888,691
(a)
— — — 14,397,379 14,397,379 324,982 —
$ 10,646 $ 367
$ 39,403,202
$ 364,938 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 56 03/15/24 $ 5,477 $ 185,751
E-Mini S&P 500 Index ................................................................... 27 03/15/24 6,575 300,537
$ 486,288

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
29
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 486,288 $ — $ — $ — $ 486,288
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 744,927 $ — $ — $ — $ 744,927
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (332,587) $ — $ — $ — $ (332,587)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,952,554
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,949,003,413  $ —  $ —  $ 6,949,003,413
Short-Term Securities
Money Market Funds ...................................... 39,403,202  —  —  39,403,202
$ 6,988,406,615  $ —  $ —  $ 6,988,406,615
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 486,288  $ —  $ —  $ 486,288
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
January 31, 2024
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 9,039,482,737  $ 34,733,884,079  $ 410,055,501  $ 6,949,003,413
Investments, at value — affiliated
(c)
........................................ 49,666,369  474,419,905  13,738,435  39,403,202
Cash ............................................................ —  476,828  —  368,200
Cash pledged:
Futures contracts .................................................. 853,000  2,714,000  69,000  1,300,000
Receivables:
Investments sold .................................................. 10,686,747  —  —  —
Securities lending income — affiliated .................................... 10,431  35,024  23,083  6,176
Capital shares sold ................................................. 70,535  —  —  —
Dividends — unaffiliated ............................................. 745,438  21,160,357  258,654  15,118,253
Dividends — affiliated ............................................... 99,233  220,216  3,578  48,193
Total assets .......................................................
9,101,614,490  35,232,910,409  424,148,251  7,005,247,437
LIABILITIES
Due to broker ...................................................... 2,059  —  6,787  —
Collateral on securities loaned ........................................... 32,521,375  113,272,121  12,135,648  25,050,684
Payables:
Investments purchased .............................................. 12,476,112  —  —  16,935,370
Capital shares redeemed ............................................. —  91,306  —  32,460
Investment advisory fees ............................................. 1,092,044  4,625,088  51,957  883,002
Variation margin on futures contracts ..................................... 261,845  833,175  22,045  248,675
Total liabilities ......................................................
46,353,435  118,821,690  12,216,437  43,150,191
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 9,055,261,055  $ 35,114,088,719  $ 411,931,814  $ 6,962,097,246
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 11,222,801,558  $ 29,598,547,667  $ 461,422,559  $ 8,129,837,647
Accumulated earnings (loss) ............................................ (2,167,540,503) 5,515,541,052  (49,490,745) (1,167,740,401)
NET ASSETS ......................................................
$ 9,055,261,055  $ 35,114,088,719  $ 411,931,814  $ 6,962,097,246
NET ASSET VALUE
Shares outstanding .................................................. 54,650,000  233,300,000  3,150,000  69,400,000
Net asset value ..................................................... $ 165.70  $ 150.51  $ 130.77  $ 100.32
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 31,217,490  $ 109,107,147  $ 11,633,450  $ 23,902,833
(b)
Investments, at cost — unaffiliated ...................................... $ 7,402,105,726  $ 28,837,966,383  $ 397,996,943  $ 7,236,375,575
(c)
Investments, at cost — affiliated ........................................ $ 49,663,628  $ 432,633,198  $ 13,700,094  $ 39,399,067

Financial Statements
Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 45,434,578  $ 257,291,839  $ 3,008,386  $ 96,465,914
Dividends — affiliated .............................................. 520,491  5,563,451  25,469  324,982
Interest — unaffiliated .............................................. 62,364  163,923  2,439  41,598
Securities lending income — affiliated — net ............................... 77,656  1,169,699  92,488  39,956
Foreign taxes withheld ............................................. —  —  (1,043) (115,840)
Total investment income ..............................................
46,095,089  264,188,912  3,127,739  96,756,610
EXPENSES
Investment advisory ............................................... 6,311,161  25,171,176  246,196  4,927,884
Total expenses .................................................... 6,311,161  25,171,176  246,196  4,927,884
Net investment income ...............................................
39,783,928  239,017,736  2,881,543  91,828,726
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 125,425,966  (289,722,521) (8,974,406) (167,318,783)
Investments — affiliated ........................................... 35,245  (10,914) 1,185  10,646
Futures contracts ............................................... 1,208,480  3,940,872  (19,523) 744,927
In-kind redemptions — unaffiliated
(a)
................................... 153,682,652  2,270,574,979  5,173,528  36,443,420
In-kind redemptions — affiliated
(a)
.................................... —  6,323,726  2,595  —
280,352,343  1,991,106,142  (3,816,621) (130,119,790)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 707,296,828  762,648,307  11,544,226  322,520,337
Investments — affiliated ........................................... 5,537  12,570,009  20,365  367
Futures contracts ............................................... (1,288,164) (971,017) (26,914) (332,587)
706,014,201  774,247,299  11,537,677  322,188,117
Net realized and unrealized gain ........................................
986,366,544  2,765,353,441  7,721,056  192,068,327
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 1,026,150,472  $ 3,004,371,177  $ 10,602,599  $ 283,897,053
(a)
See Note 2 of the Notes to Financial Statements.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 39,783,928  $ 205,732,135  $ 239,017,736  $ 327,884,291
Net realized gain (loss) ......................................... 280,352,343  (685,284,925) 1,991,106,142  (277,715,346)
Net change in unrealized appreciation (depreciation) ..................... 706,014,201  878,019,235  774,247,299  4,501,082,052
Net increase in net assets resulting from operations ........................
1,026,150,472  398,466,445  3,004,371,177  4,551,250,997
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(43,313,840) (232,076,086) (253,982,632) (325,161,698)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,041,173,132) (1,094,647,687) 728,931,965  7,171,562,698
NET ASSETS
Total increase (decrease) in net assets ................................ (58,336,500) (928,257,328) 3,479,320,510  11,397,651,997
Beginning of period .............................................
9,113,597,555  10,041,854,883  31,634,768,209  20,237,116,212
End of period .................................................
$ 9,055,261,055  $ 9,113,597,555  $ 35,114,088,719  $ 31,634,768,209
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................ $ 2,881,543  $ 4,984,961  $ 91,828,726  $ 221,175,573
Net realized loss ............................................ (3,816,621) (17,399,584) (130,119,790) (118,128,586)
Net change in unrealized appreciation (depreciation) .................... 11,537,677  37,890,122  322,188,117  120,774,959
Net increase in net assets resulting from operations .......................
10,602,599  25,475,499  283,897,053  223,821,946
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .............
(2,747,606) (4,723,437) (92,497,645)
(b)
(231,097,546)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .....
84,053,696  (47,798,497) (149,960,397) (2,196,245,190)
NET ASSETS
Total increase (decrease) in net assets ............................... 91,908,689  (27,046,435) 41,439,011  (2,203,520,790)
Beginning of period ............................................
320,023,125  347,069,560  6,920,658,235  9,124,179,025
End of period ................................................
$ 411,931,814  $ 320,023,125  $ 6,962,097,246  $ 6,920,658,235
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 146.76  $ 143.35  $ 175.04  $ 140.10  $ 120.79  $ 111.68
Net investment income
(a)
............... 0 .70  2 .79  1 .79  0 .85  1 .50  1 .67
Net realized and unrealized gain (loss)
(b)
.....
19.01  3 .83  (31.95) 34.86  19.53  9 .03
Net increase (decrease) from investment
operations .........................
19.71  6 .62  (30.16) 35.71  21.03  10.70
Distributions from net investment income
(c)
..... ( 0 .77 ) ( 3 .21 ) ( 1 .53 ) ( 0 .77 ) ( 1 .72 ) ( 1 .59 )
Net asset value, end of period ............
$ 165.70  $ 146.76  $ 143.35  $ 175.04  $ 140.10  $ 120.79
Total Return
(d)
– – – – – –
Based on net asset value ................
13.50%
(e)
4 .80% (17.35) % 25.57% 17.71% 9 .71%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
0 .94%
(g)
1 .95% 1 .07% 0 .53% 1 .22% 1 .49%
Supplemental Data
Net assets, end of period (000) ............
$ 9,055,261  $ 9,113,598  $ 10,041,855  $ 14,493,017  $ 10,647,455  $ 10,176,170
Portfolio turnover rate
(h)
..................
45% 111% 125% 107% 160% 138%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 139.91  $ 121.95  $ 137.31  $ 100.59  $ 92.73  $ 86.55
Net investment income
(a)
............... 1 .00  1 .79  1 .68  1 .70  1 .72  1 .61
Net realized and unrealized gain (loss)
(b)
.....
10.66  17.93  (15.41) 36.79  7 .71  6 .16
Net increase (decrease) from investment
operations .........................
11.66  19.72  (13.73) 38.49  9 .43  7 .77
Distributions from net investment income
(c)
..... ( 1 .06 ) ( 1 .76 ) ( 1 .63 ) ( 1 .77 ) ( 1 .57 ) ( 1 .59 )
Net asset value, end of period ............
$ 150.51  $ 139.91  $ 121.95  $ 137.31  $ 100.59  $ 92.73
Total Return
(d)
– – – – – –
Based on net asset value ................
8 .40%
(e)
16.47% (10.09) % 38.63% 10.38% 9 .13%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .42%
(g)
1 .46% 1 .27% 1 .45% 1 .82% 1 .85%
Supplemental Data
Net assets, end of period (000) ............
$ 35,114,089  $ 31,634,768  $ 20,237,116  $ 23,966,830  $ 18,851,143  $ 10,913,780
Portfolio turnover rate
(h)
..................
12% 58% 41% 47% 45% 41%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

36
2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .......
$ 128.01  $ 119.68  $ 131.04  $ 92.12  $ 91.99  $ 86.61
Net investment income
(a)
............... 1 .09  1 .83  1 .69  1 .50  1 .73  1 .52
Net realized and unrealized gain (loss)
(b)
.....
2 .69  8 .24  (11.21) 38.96  ( 0 .13 ) 5 .49
Net increase (decrease) from investment
operations .........................
3 .78  10.07  ( 9 .52 ) 40.46  1 .60  7 .01
Distributions from net investment income
(c)
..... ( 1 .02 ) ( 1 .74 ) ( 1 .84 ) ( 1 .54 ) ( 1 .47 ) ( 1 .63 )
Net asset value, end of period ............
$ 130.77  $ 128.01  $ 119.68  $ 131.04  $ 92.12  $ 91.99
Total Return
(d)
– – – – – –
Based on net asset value ................
3 .01%
(e)
8 .62% ( 7 .35 ) % 44.28% 1 .91% 8 .26%
Ratios to Average Net Assets
(f)
– – – – – –
Total expenses .......................
0 .15%
(g)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .75%
(g)
1 .56% 1 .31% 1 .34% 1 .93% 1 .74%
Supplemental Data
Net assets, end of period (000) ............
$ 411,932  $ 320,023  $ 347,070  $ 674,864  $ 741,572  $ 377,167
Portfolio turnover rate
(h)
..................
10% 22% 25% 23% 29% 30%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

37
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ......
$ 97.27  $ 95.84  $ 104.29  $ 72.97  $ 82.49  $ 85.39
Net investment income
(a)
.............. 1 .33  2 .74  2 .66  2 .33  2 .37  2 .23
Net realized and unrealized gain (loss)
(b)
....
3 .06  1 .53  ( 8 .22 ) 30.96  ( 9 .65 ) ( 2 .92 )
Net increase (decrease) from investment
operations ........................
4 .39  4 .27  ( 5 .56 ) 33.29  ( 7 .28 ) ( 0 .69 )
Distributions from net investment income
(c)
.... ( 1 .34 )
(d)
( 2 .84 ) ( 2 .89 ) ( 1 .97 ) ( 2 .24 ) ( 2 .21 )
Net asset value, end of period ...........
$ 100.32  $ 97.27  $ 95.84  $ 104.29  $ 72.97  $ 82.49
Total Return
(e)
– – – – – –
Based on net asset value ...............
4 .60%
(f)
4 .77% ( 5 .48 ) % 46.10% ( 8 .83 ) % ( 0 .68 ) %
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income .................
2 .79%
(h)
2 .96% 2 .57% 2 .47% 3 .04% 2 .74%
Supplemental Data
Net assets, end of period (000) ...........
$ 6,962,097  $ 6,920,658  $ 9,124,179  $ 15,945,689  $ 5,611,044  $ 3,485,258
Portfolio turnover rate
(i)
.................
14% 23% 17% 28% 33% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
38
2024
iShares Semi-Annual Report to Shareholders
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) ( continued)
39
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
(unaudited) (continued)
40
2024
iShares Semi-Annual Report to Shareholders
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 442,433 $ (442,433) $ — $ —
BofA Securities, Inc. .............................................. 1,395,776 (1,395,776) — —
Citigroup Global Markets, Inc. ........................................ 8,012,743 (8,012,743) — —
J.P. Morgan Securities LLC ......................................... 13,670,440 (13,670,440) — —
Jefferies LLC ................................................... 361,096 (361,096) — —
SG Americas Securities LLC ........................................ 76,997 (76,997) — —
State Street Bank & Trust Co. ........................................ 1,230 (1,230) — —
UBS AG ...................................................... 6,451,170 (6,451,170) — —
Virtu Americas LLC ............................................... 805,605 (805,605) — —
$ 31,217,490 $ (31,217,490)
$ —
$ —
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 3,071,738 (3,045,640) — 26,098
BofA Securities, Inc. .............................................. 4,901,561 (4,901,561) — —
Citigroup Global Markets, Inc. ........................................ 13,859,463 (13,859,463) — —
Goldman Sachs & Co. LLC ......................................... 285,939 (285,939) — —
J.P. Morgan Securities LLC ......................................... 30,095,933 (30,095,933) — —
Jefferies LLC ................................................... 837,207 (837,207) — —
Morgan Stanley ................................................. 30,256,875 (30,256,875) — —
RBC Capital Markets LLC .......................................... 5,428,906 (5,428,906) — —
SG Americas Securities LLC ........................................ 6,344,547 (6,175,703) — 168,844
UBS AG ...................................................... 4,257,314 (4,257,314) — —
Virtu Americas LLC ............................................... 2,108,077 (2,108,077) — —
Wells Fargo Bank NA ............................................. 7,659,587 (7,659,587) — —
$ 109,107,147 $ (108,912,205)
$ —
$ 194,942
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 1,219,889 (1,219,889) — —
Barclays Capital, Inc. ............................................. 955,802 (955,802) — —
BNP Paribas SA ................................................. 1,330,390 (1,330,390) — —
BofA Securities, Inc. .............................................. 66,973 (66,973) — —
Citigroup Global Markets, Inc. ........................................ 2,250,014 (2,250,014) — —
Goldman Sachs & Co. LLC ......................................... 1,008,554 (1,008,554) — —
HSBC Bank PLC ................................................ 542,480 (542,480) — —
J.P. Morgan Securities LLC ......................................... 2,882,332 (2,882,332) — —
Morgan Stanley ................................................. 547,586 (547,586) — —
RBC Capital Markets LLC .......................................... 160,522 (160,522) — —
SG Americas Securities LLC ........................................ 607,184 (607,184) — —
Toronto-Dominion Bank ............................................ 61,724 (61,724) — —
$ 11,633,450 $ (11,633,450)
$ —
$ —
a

Notes to Financial Statements
(unaudited) ( continued)
41
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Value Factor
Barclays Bank PLC ............................................... $ 3,890,146 $ (3,890,146) $ — $ —
Barclays Capital, Inc. ............................................. 334,969 (334,969) — —
BofA Securities, Inc. .............................................. 2,873,893 (2,873,893) — —
Goldman Sachs & Co. LLC ......................................... 345,582 (345,582) — —
J.P. Morgan Securities LLC ......................................... 16,450,289 (16,450,289) — —
Toronto-Dominion Bank ............................................ 167 (167) — —
UBS AG ...................................................... 7,787 (7,787) — —
$ 23,902,833 $ (23,902,833)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of January 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
(unaudited) (continued)
42
2024
iShares Semi-Annual Report to Shareholders
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended January 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 32,216
MSCI USA Quality Factor .............................................................................................. 327,220
MSCI USA Size Factor ................................................................................................ 24,194
MSCI USA Value Factor ............................................................................................... 16,158
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 374,312,243  $ 277,936,621  $ 14,799,839
MSCI USA Quality Factor .......................................................... 251,060,066  456,376,081  (14,190,185)
MSCI USA Size Factor ............................................................ 14,505,489  13,456,430  (3,751,202)
MSCI USA Value Factor ........................................................... 237,452,298  50,009,474  (12,382,552)
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 3,779,916,133  $ 3,773,304,922
MSCI USA Quality Factor ............................................................................ 4,053,643,591  4,078,148,418
MSCI USA Size Factor .............................................................................. 34,303,358  33,441,202
MSCI USA Value Factor ............................................................................. 895,231,721  894,700,974

Notes to Financial Statements
(unaudited) ( continued)
43
Notes to Financial Statements
For the six months ended January 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 396,123,661  $ 1,433,862,087
MSCI USA Quality Factor ............................................................................ 7,671,058,946  6,915,901,711
MSCI USA Size Factor .............................................................................. 118,731,985  35,635,128
MSCI USA Value Factor ............................................................................. 356,902,789  506,340,467
iShares ETF
Non-Expiring Capital
Loss Carryforwards
MSCI USA Momentum Factor ..........................................................................................
$ (4,084,116,161)
MSCI USA Quality Factor .............................................................................................
(2,395,144,859)
MSCI USA Size Factor ...............................................................................................
(57,475,306)
MSCI USA Value Factor ..............................................................................................
(736,816,445)
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 7,453,203,750  $ 1,665,193,134  $ (29,030,643) $ 1,636,162,491
MSCI USA Quality Factor ........................................ 29,308,760,789  6,583,455,695  (681,541,932) 5,901,913,763
MSCI USA Size Factor .......................................... 412,378,742  46,014,346  (34,594,018) 11,420,328
MSCI USA Value Factor ......................................... 7,306,248,929  611,596,844  (928,952,870) (317,356,026)

Notes to Financial Statements
(unaudited) (continued)
44
2024
iShares Semi-Annual Report to Shareholders
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares  Amount  Shares  Amount
MSCI USA Momentum Factor
Shares sold ............................................... 2,500,000  $ 397,175,698  22,150,000  $ 3,116,739,507
Shares redeemed ........................................... (9,950,000) (1,438,348,830) (30,100,000) (4,211,387,194)
(7,450,000) $ (1,041,173,132) (7,950,000) $ (1,094,647,687)
MSCI USA Quality Factor
Shares sold ............................................... 55,400,000  $ 7,692,654,134  99,950,000  $ 12,117,158,431
Shares redeemed ........................................... (48,200,000) (6,963,722,169) (39,800,000) (4,945,595,733)
7,200,000  $ 728,931,965  60,150,000  $ 7,171,562,698
MSCI USA Size Factor
Shares sold ............................................... 950,000  $ 120,036,096  100,000  $ 10,676,106
Shares redeemed ........................................... (300,000) (35,982,400) (500,000) (58,474,603)
650,000  $ 84,053,696  (400,000) $ (47,798,497)

Notes to Financial Statements
(unaudited) ( continued)
45
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Value Factor
Shares sold ............................................... 3,700,000  $ 359,015,124  4,100,000  $ 384,517,796
Shares redeemed ........................................... (5,450,000) (508,975,521) (28,150,000) (2,580,762,986)
(1,750,000) $ (149,960,397) (24,050,000) $ (2,196,245,190)

Statement Regarding Liquidity Risk Management Program
(unaudited)
46
2024
iShares Semi-Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor
ETF and iShares MSCI USA Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
47
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
MSCI USA Momentum Factor .......... $ 0 .768098  $ —  $ —  $ 0 .768098  100% — % — % 100%
MSCI USA Quality Factor ............. 1 .055772  —  —  1 .055772  100 — — 100
MSCI USA Size Factor ............... 1 .018918  —  —  1 .018918  100 — — 100
MSCI USA Value Factor
(a)
............. 1 .335616  —  0 .000107  1 .335723  100 — —
(b)
100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

General Information
48
2024
iShares Semi-Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
49
Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-718-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

January 31, 2024
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2025 ETF | ITDA | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca
2024 Semi-Annual Report
(Unaudited)

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel.
The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-
capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-
duration U.S. Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation.
Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-
friendly policies generate increased investor interest, although we maintain an underweight stance on
European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of January 31, 2024
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities
(MSCI Europe, Australasia,
Far East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.18 9.28
2
This Page is not Part of Your Fund Report

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

4
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2025, 2030,
2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath ETFs” or the "Funds", will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

iShares LifePath
®
Retirement ETF
5
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Retirement ETF (“LifePath Retirement” or the “Fund”) seeks to provide exposure to a conservative, broad portfolio of ETFs covering global asset classes.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 8.86%
Fund Market ......................................................................................................
– % 8.77
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Russell 1000 Index ................................................................................................. 11.37
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,088.60  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 59.9%
Domestic Equity .................................. 26.0
International Equity ................................ 14.1
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 24.1%
iShares U.S. Treasury Bond ETF ....................... 19.6
iShares MBS ETF ................................. 14.7
iShares Core MSCI International Developed Markets ETF ...... 9.5
iShares 0-5 Year TIPS Bond ETF ....................... 8.9

iShares LifePath
®
Target Date 2025 ETF
6
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2025 ETF (“ LifePath Target Date 2025” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 9.10%
Fund Market ......................................................................................................
– % 9.02
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Russell 1000 Index ................................................................................................. 11.37
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,091.00  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 57.0%
Domestic Equity .................................. 27.7
International Equity ................................ 15.3
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 25.6%
iShares U.S. Treasury Bond ETF ....................... 15.0
iShares MBS ETF ................................. 14.0
iShares Core MSCI International Developed Markets ETF ...... 10.3
iShares 0-5 Year TIPS Bond ETF ....................... 8.5

iShares LifePath
®
Target Date 2030 ETF
7
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2030 ETF (“ LifePath Target Date 2030” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 9.55%
Fund Market ......................................................................................................
– % 9.52
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,095.50  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Fixed Income ............................. 44.2%
Domestic Equity .................................. 35.5
International Equity ................................ 20.3
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 32.5%
iShares Core MSCI International Developed Markets ETF ...... 13.5
iShares MBS ETF ................................. 10.7
iShares U.S. Treasury Bond ETF ....................... 8.4
iShares 10-20 Year Treasury Bond ETF ................... 7.2

iShares LifePath
®
Target Date 2035 ETF
8
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2035 ETF (“ LifePath Target Date 2035” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 9.94%
Fund Market ......................................................................................................
– % 9.92
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,099.40  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 42.8%
Domestic Fixed Income ............................. 32.4
International Equity ................................ 24.8
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 38.7%
iShares Core MSCI International Developed Markets ETF ...... 16.6
iShares MBS ETF ................................. 8.9
iShares U.S. Treasury Bond ETF ....................... 8.4
iShares Core MSCI Emerging Markets ETF ................ 6.4

iShares LifePath
®
Target Date 2040 ETF
9
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2040 ETF (“ LifePath Target Date 2040” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.16%
Fund Market ......................................................................................................
– % 10.18
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,101.60  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 49.7%
International Equity ................................ 29.1
Domestic Fixed Income ............................. 21.2
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 44.5%
iShares Core MSCI International Developed Markets ETF ...... 19.6
iShares Core MSCI Emerging Markets ETF ................ 7.6
iShares MBS ETF ................................. 5.9
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 4.2

iShares LifePath
®
Target Date 2045 ETF
10
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2045 ETF (“ LifePath Target Date 2045” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.37%
Fund Market ......................................................................................................
– % 10.48
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,103.70  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 57.1%
International Equity ................................ 32.1
Domestic Fixed Income ............................. 10.8
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 50.8%
iShares Core MSCI International Developed Markets ETF ...... 23.1
iShares Core MSCI Emerging Markets ETF ................ 9.0
iShares Core U.S. REIT ETF .......................... 4.1
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 4.1

iShares LifePath
®
Target Date 2050 ETF
11
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2050 ETF (“ LifePath Target Date 2050” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.32%
Fund Market ......................................................................................................
– % 10.33
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,103.20  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 60.0%
International Equity ................................ 36.0
Domestic Fixed Income ............................. 4.0
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 57.0%
iShares Core MSCI International Developed Markets ETF ...... 25.9
iShares Core MSCI Emerging Markets ETF ................ 10.1
iShares Russell 2000 ETF ............................ 3.0
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 2.9

iShares LifePath
®
Target Date 2055 ETF
12
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2055 ETF (“ LifePath Target Date 2055” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.23%
Fund Market ......................................................................................................
– % 10.28
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,102.30  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 61.8%
International Equity ................................ 37.2
Domestic Fixed Income ............................. 1.0
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 58.7%
iShares Core MSCI International Developed Markets ETF ...... 26.7
iShares Core MSCI Emerging Markets ETF ................ 10.5
iShares Russell 2000 ETF ............................ 3.1
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 1.0

iShares LifePath
®
Target Date 2060 ETF
13
Fund Summary
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2060 ETF (“ LifePath Target Date 2060” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.23%
Fund Market ......................................................................................................
– % 10.28
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,102.30  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 61.8%
International Equity ................................ 37.2
Domestic Fixed Income ............................. 1.0
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 58.7%
iShares Core MSCI International Developed Markets ETF ...... 26.7
iShares Core MSCI Emerging Markets ETF ................ 10.5
iShares Russell 2000 ETF ............................ 3.1
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 1.0

iShares LifePath
®
Target Date 2065 ETF
14
2024
iShares Semi-Annual Report to Shareholders
Fund Summary
as of January 31, 2024
Investment Objective
The iShares LifePath Target Date 2065 ETF (“ LifePath Target Date 2065” or the “Fund”) seeks to provide retirement outcomes through exposure to a broad portfolio of
ETFs which adjusts its allocation as it approaches its target date.
Performance
The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Cumulative
Total Returns
Since Inception
Fund NAV ........................................................................................................ 10.23%
Fund Market ......................................................................................................
– % 10.28
Russell 1000 Index ................................................................................................. 11.37
Bloomberg U.S. Aggregate Bond Index .................................................................................... 8.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/17/23)
(a)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,102.30  $ —  $ 1,000.00  $ 1,025.14  $ —  0.00%
(a)
Commencement of operations.
(b)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/366 for actual expenses and 184/366 for hypothetical expenses
(to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information. BFA is responsible for substantially all expenses of the Fund, except management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses. The Fund may incur acquired fund fees and expenses which are excluded from operating expenses paid by BFA under its Investment Advisory
Agreement.
PORTFOLIO COMPOSITION
Asset Class
Percent of Total
Investments
(a)
Domestic Equity .................................. 61.8%
International Equity ................................ 37.2
Domestic Fixed Income ............................. 1.0
(a)
Excludes money market funds.
FIVE LARGEST HOLDINGS
Security
Percent of Total
Investments
(a)
iShares Russell 1000 ETF ............................ 58.7%
iShares Core MSCI International Developed Markets ETF ...... 26.7
iShares Core MSCI Emerging Markets ETF ................ 10.5
iShares Russell 2000 ETF ............................ 3.1
iShares 10+ Year Investment Grade Corporate Bond ETF ....... 1.0

About Fund Performance
15
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  26 .0%
iShares Core U.S. REIT ETF ................. 775 $ 40,261
iShares Russell 1000 ETF ................... 2,941 781,629
iShares Russell 2000 ETF ................... 95 18,324
840,214
a
Domestic Fixed Income  —  59 .9%
iShares 0-5 Year TIPS Bond ETF .............. 2,902 287,356
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 1,280 67,123
iShares 10-20 Year Treasury Bond ETF .......... 1,693 181,016
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,491 179,717
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,243 116,636
iShares MBS ETF ........................ 5,056 474,253
iShares U.S. Treasury Bond ETF .............. 27,553 633,719
1,939,820
a
International Equity  —  14 .1%
iShares Core MSCI Emerging Markets ETF ....... 2,464 119,381
iShares Core MSCI International Developed Markets
ETF ................................ 4,846 306,363
Security Shares Value
a
International Equity — 14.1% (continued)
iShares Global Infrastructure ETF .............. 688 $ 31,215
456,959
a
Total Long-Term Investments — 100.0%
(Cost: $ 3,046,708 ) .................................. 3,236,993
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 800 800
a
Total Short-Term Securities — 0.0%
(Cost: $ 800 ) ...................................... 800
Total Investments — 100.0%
(Cost: $ 3,047,508 ) .................................. 3,237,793
Other Assets Less Liabilities — 0 .0% ..................... 3
Net Assets — 100.0% ................................. $ 3,237,796
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 800
(b)
$ — $ — $ — $ 800 800 $ 39 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 282,009 — — 5,347 287,356 2,902 1,484 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 65,929 (7,059) 930 7,323 67,123 1,280 746 —
iShares 10-20 Year
Treasury Bond ETF — 211,801 (54,775) 6,634 17,356 181,016 1,693 2,019 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 174,152 — — 5,565 179,717 3,491 1,276 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 108,732 — — 7,904 116,636 2,243 955 —
iShares Core MSCI
Emerging Markets
ETF .......... — 118,271 — — 1,110 119,381 2,464 1,895 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 288,204 (2,673) 230 20,602 306,363 4,846 3,543 —
iShares Core U.S. REIT
ETF .......... — 41,742 (4,722) 574 2,667 40,261 775 407 —
iShares Global
Infrastructure ETF — 32,718 (3,199) 282 1,414 31,215 688 581 —

iShares LifePath
®
Retirement ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares MBS ETF .. $ — $ 448,999 $ (5,720) $ 400 $ 30,574 $ 474,253 5,056 $ 3,540 $ —
iShares Russell 1000
ETF .......... — 720,072 (1,523) 85 62,995 781,629 2,941 2,394 —
iShares Russell 2000
ETF .......... — 23,080 (7,025) 902 1,367 18,324 95 84 —
iShares U.S. Treasury
Bond ETF ...... — 608,499 (861) 20 26,061 633,719 27,553 3,462 —
$ 10,057 $ 190,285
$ 3,237,793
$ 22,425 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,236,993  $ —  $ —  $ 3,236,993
Short-Term Securities
Money Market Funds ...................................... 800  —  —  800
$ 3,237,793  $ —  $ —  $ 3,237,793

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2025 ETF
(Percentages shown are based on Net Assets)
18
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  27 .7%
iShares Core U.S. REIT ETF ................. 748 $ 38,859
iShares Russell 1000 ETF ................... 2,602 691,533
iShares Russell 2000 ETF ................... 93 17,938
748,330
a
Domestic Fixed Income  —  57 .0%
iShares 0-5 Year TIPS Bond ETF .............. 2,313 229,033
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 1,172 61,460
iShares 10-20 Year Treasury Bond ETF .......... 1,862 199,085
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,181 163,758
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,030 105,560
iShares MBS ETF ........................ 4,022 377,264
iShares U.S. Treasury Bond ETF .............. 17,617 405,190
1,541,350
a
International Equity  —  15 .3%
iShares Core MSCI Emerging Markets ETF ....... 2,220 107,559
iShares Core MSCI International Developed Markets
ETF ................................ 4,385 277,220
Security Shares Value
a
International Equity — 15.3% (continued)
iShares Global Infrastructure ETF .............. 632 $ 28,674
413,453
a
Total Long-Term Investments — 100.0%
(Cost: $ 2,509,228 ) .................................. 2,703,133
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 667 667
a
Total Short-Term Securities — 0.0%
(Cost: $ 667 ) ...................................... 667
Total Investments — 100.0%
(Cost: $ 2,509,895 ) .................................. 2,703,800
Other Assets Less Liabilities — 0 .0% ..................... 3
Net Assets — 100.0% ................................. $ 2,703,803
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 667
(b)
$ — $ — $ — $ 667 667 $ 59 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 225,471 (1,479) 22 5,019 229,033 2,313 1,436 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 69,919 (18,807) 2,478 7,870 61,460 1,172 950 —
iShares 10-20 Year
Treasury Bond ETF — 212,310 (40,048) 4,846 21,977 199,085 1,862 2,351 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 158,501 — — 5,257 163,758 3,181 1,205 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 98,033 — — 7,527 105,560 2,030 928 —
iShares Core MSCI
Emerging Markets
ETF .......... — 106,008 — — 1,551 107,559 2,220 2,099 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 259,733 (5,156) 444 22,199 277,220 4,385 3,878 —
iShares Core U.S. REIT
ETF .......... — 37,466 (2,063) 251 3,205 38,859 748 436 —

iShares LifePath
®
Target Date 2025 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global
Infrastructure ETF $ — $ 29,974 $ (3,152) $ 278 $ 1,574 $ 28,674 632 $ 634 $ —
iShares MBS ETF .. — 349,345 — — 27,919 377,264 4,022 3,279 —
iShares Russell 1000
ETF .......... — 638,664 (16,778) 1,444 68,203 691,533 2,602 2,603 —
iShares Russell 2000
ETF .......... — 22,566 (7,225) 927 1,670 17,938 93 95 —
iShares U.S. Treasury
Bond ETF ...... — 385,256 — — 19,934 405,190 17,617 2,751 —
$ 10,690 $ 193,905
$ 2,703,800
$ 22,704 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,703,133 $ — $ — $ 2,703,133
Short-Term Securities
Money Market Funds ...................................... 667 — — 667
$ 2,703,800 $ — $ — $ 2,703,800

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  35 .6%
iShares Core U.S. REIT ETF ................. 1,767 $ 91,796
iShares Russell 1000 ETF ................... 5,322 1,414,427
iShares Russell 2000 ETF ................... 214 41,276
1,547,499
a
Domestic Fixed Income  —  44 .1%
iShares 0-5 Year TIPS Bond ETF .............. 3,063 303,298
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 3,283 172,161
iShares 10-20 Year Treasury Bond ETF .......... 2,919 312,099
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,587 184,659
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,264 117,728
iShares MBS ETF ........................ 4,952 464,498
iShares U.S. Treasury Bond ETF .............. 15,905 365,815
1,920,258
a
International Equity  —  20 .3%
iShares Core MSCI Emerging Markets ETF ....... 4,711 228,248
iShares Core MSCI International Developed Markets
ETF ................................ 9,330 589,843
Security Shares Value
a
International Equity — 20.3% (continued)
iShares Global Infrastructure ETF .............. 1,482 $ 67,238
885,329
a
Total Long-Term Investments — 100.0%
(Cost: $ 4,133,014 ) .................................. 4,353,086
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,569 1,569
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,569 ) ..................................... 1,569
Total Investments — 100.0%
(Cost: $ 4,134,583 ) .................................. 4,354,655
Other Assets Less Liabilities — 0 .0% ..................... 8
Net Assets — 100.0% ................................. $ 4,354,663
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ — $ 1,569
(b)
$ — $ — $ — $ 1,569 1,569 $ 69 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 304,867 (6,309) (2) 4,742 303,298 3,063 1,211 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 177,874 (21,864) 63 16,088 172,161 3,283 1,459 —
iShares 10-20 Year
Treasury Bond ETF — 303,084 (13,964) 69 22,910 312,099 2,919 2,019 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 180,575 — — 4,084 184,659 3,587 827 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 112,345 — — 5,383 117,728 2,264 628 —
iShares Core MSCI
Emerging Markets
ETF .......... — 228,032 — — 216 228,248 4,711 3,318 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 568,635 (9,675) 15 30,868 589,843 9,330 6,191 —
iShares Core U.S.
REIT ETF ...... — 95,315 (7,654) (48) 4,183 91,796 1,767 803 —

iShares LifePath
®
Target Date 2030 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global
Infrastructure ETF $ — $ 65,958 $ (329) $ (7) $ 1,616 $ 67,238 1,482 $ 1,014 $ —
iShares MBS ETF .. — 442,296 — — 22,202 464,498 4,952 2,488 —
iShares Russell 1000
ETF .......... — 1,332,318 (10,490) (31) 92,630 1,414,427 5,322 3,930 —
iShares Russell 2000
ETF .......... — 48,839 (10,436) 12 2,861 41,276 214 151 —
iShares U.S. Treasury
Bond ETF ...... — 353,526 — — 12,289 365,815 15,905 1,620 —
$ 71 $ 220,072
$ 4,354,655
$ 25,728 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 4,353,086 $ — $ — $ 4,353,086
Short-Term Securities
Money Market Funds ...................................... 1,569 — — 1,569
$ 4,354,655 $ — $ — $ 4,354,655

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
22
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  42 .8%
iShares Core U.S. REIT ETF ................. 3,620 $ 188,059
iShares Russell 1000 ETF ................... 9,519 2,529,864
iShares Russell 2000 ETF ................... 418 80,624
2,798,547
a
Domestic Fixed Income  —  32 .4%
iShares 0-5 Year TIPS Bond ETF .............. 801 79,315
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 5,548 290,937
iShares 10-20 Year Treasury Bond ETF .......... 2,342 250,407
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 4,364 224,659
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,771 144,092
iShares MBS ETF ........................ 6,193 580,903
iShares U.S. Treasury Bond ETF .............. 23,893 549,539
2,119,852
a
International Equity  —  24 .8%
iShares Core MSCI Emerging Markets ETF ....... 8,650 419,093
iShares Core MSCI International Developed Markets
ETF ................................ 17,204 1,087,636
Security Shares Value
a
International Equity — 24.8% (continued)
iShares Global Infrastructure ETF .............. 2,505 $ 113,652
1,620,381
a
Total Long-Term Investments — 100.0%
(Cost: $ 6,174,395 ) .................................. 6,538,780
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 2,405 2,405
a
Total Short-Term Securities — 0.0%
(Cost: $ 2,405 ) ..................................... 2,405
Total Investments — 100.0%
(Cost: $ 6,176,800 ) .................................. 6,541,185
Other Assets Less Liabilities — 0 .0% ..................... 10
Net Assets — 100.0% ................................. $ 6,541,195
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ — $ 2,405
(b)
$ — $ — $ — $ 2,405 2,405 $ 82 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 103,345 (25,730) 305 1,395 79,315 801 390 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 284,175 (21,073) 1,605 26,230 290,937 5,548 2,600 —
iShares 10-20 Year
Treasury Bond ETF — 256,347 (27,603) 2,002 19,661 250,407 2,342 1,956 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 219,669 — — 4,990 224,659 4,364 1,145 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 137,289 — — 6,803 144,092 2,771 868 —
iShares Core MSCI
Emerging Markets
ETF .......... — 419,943 — — (850) 419,093 8,650 6,760 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 1,039,099 (12,985) 630 60,892 1,087,636 17,204 12,625 —
iShares Core U.S.
REIT ETF ...... — 183,499 (6,948) 732 10,776 188,059 3,620 1,746 —

iShares LifePath
®
Target Date 2035 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global
Infrastructure ETF $ — $ 116,460 $ (6,021) $ 217 $ 2,996 $ 113,652 2,505 $ 2,009 $ —
iShares MBS ETF .. — 552,567 — — 28,336 580,903 6,193 3,512 —
iShares Russell 1000
ETF .......... — 2,363,364 (13,112) 684 178,928 2,529,864 9,519 7,795 —
iShares Russell 2000
ETF .......... — 88,755 (16,057) 1,894 6,032 80,624 418 314 —
iShares U.S. Treasury
Bond ETF ...... — 531,343 — — 18,196 549,539 23,893 2,542 —
$ 8,069 $ 364,385
$ 6,541,185
$ 44,344 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 6,538,780 $ — $ — $ 6,538,780
Short-Term Securities
Money Market Funds ...................................... 2,405 — — 2,405
$ 6,541,185 $ — $ — $ 6,541,185

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
24
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  49 .8%
iShares Core U.S. REIT ETF ................. 3,725 $ 193,514
iShares Russell 1000 ETF ................... 9,136 2,428,074
iShares Russell 2000 ETF ................... 483 93,161
2,714,749
a
Domestic Fixed Income  —  21 .1%
iShares 0-5 Year TIPS Bond ETF .............. 389 38,519
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 4,323 226,697
iShares 10-20 Year Treasury Bond ETF .......... 1,504 160,808
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 2,143 110,323
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 1,367 71,084
iShares MBS ETF ........................ 3,427 321,452
iShares U.S. Treasury Bond ETF .............. 9,735 223,905
1,152,788
a
International Equity  —  29 .1%
iShares Core MSCI Emerging Markets ETF ....... 8,532 413,375
iShares Core MSCI International Developed Markets
ETF ................................ 16,941 1,071,010
Security Shares Value
a
International Equity — 29.1% (continued)
iShares Global Infrastructure ETF .............. 2,323 $ 105,395
1,589,780
a
Total Long-Term Investments — 100.0%
(Cost: $ 5,082,412 ) .................................. 5,457,317
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 2,081 2,081
a
Total Short-Term Securities — 0.0%
(Cost: $ 2,081 ) ..................................... 2,081
Total Investments — 100.0%
(Cost: $ 5,084,493 ) .................................. 5,459,398
Other Assets Less Liabilities — 0 .0% ..................... 8
Net Assets — 100.0% ................................. $ 5,459,406
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 2,081
(b)
$ — $ — $ — $ 2,081 2,081 $ 69 $ —
iShares 0-5 Year TIPS
Bond ETF ...... — 50,847 (13,210) 213 669 38,519 389 263 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 220,530 (19,123) 2,520 22,770 226,697 4,323 2,241 —
iShares 10-20 Year
Treasury Bond ETF — 159,247 (14,289) 1,696 14,154 160,808 1,504 1,327 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 107,603 — — 2,719 110,322 2,143 602 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 67,265 — — 3,819 71,084 1,367 451 —
iShares Core MSCI
Emerging Markets
ETF .......... — 406,620 — — 6,755 413,375 8,532 6,067 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 1,005,809 (11,330) 976 75,555 1,071,010 16,941 11,188 —
iShares Core U.S. REIT
ETF .......... — 185,665 (6,242) 759 13,332 193,514 3,725 1,616 —

iShares LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
25
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Global
Infrastructure ETF $ — $ 101,215 $ — $ — $ 4,180 $ 105,395 2,323 $ 1,426 $ —
iShares MBS ETF .. — 303,121 — — 18,332 321,453 3,427 2,043 —
iShares Russell 1000
ETF .......... — 2,240,742 (10,488) 905 196,915 2,428,074 9,136 6,729 —
iShares Russell 2000
ETF .......... — 93,333 (9,032) 1,159 7,701 93,161 483 299 —
iShares U.S. Treasury
Bond ETF ...... — 215,901 — — 8,004 223,905 9,735 1,037 —
$ 8,228 $ 374,905
$ 5,459,398
$ 35,358 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 5,457,317 $ — $ — $ 5,457,317
Short-Term Securities
Money Market Funds ...................................... 2,081 — — 2,081
$ 5,459,398 $ — $ — $ 5,459,398

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
26
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  57 .1%
iShares Core U.S. REIT ETF ................. 2,601 $ 135,122
iShares Russell 1000 ETF ................... 6,266 1,665,314
iShares Russell 2000 ETF ................... 370 71,366
1,871,802
a
Domestic Fixed Income  —  10 .8%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 2,597 136,187
iShares 10-20 Year Treasury Bond ETF .......... 422 45,120
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 450 23,166
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 253 13,156
iShares MBS ETF ........................ 1,082 101,492
iShares U.S. Treasury Bond ETF .............. 1,569 36,087
355,208
a
Security Shares Value
a
International Equity  —  32 .1%
iShares Core MSCI Emerging Markets ETF ....... 6,112 $ 296,126
iShares Core MSCI International Developed Markets
ETF ................................ 11,988 757,882
1,054,008
a
Total Long-Term Investments — 100.0%
(Cost: $ 3,042,706 ) .................................. 3,281,018
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,431 1,431
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,431 ) ..................................... 1,431
Total Investments — 100.0%
(Cost: $ 3,044,137 ) .................................. 3,282,449
Other Assets Less Liabilities — 0 .0% ..................... 6
Net Assets — 100.0% ................................. $ 3,282,455
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ — $ 1,431
(b)
$ — $ — $ — $ 1,431 1,431 $ 46 $ —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 135,089 (15,120) 81 16,137 136,187 2,597 1,493 —
iShares 10-20 Year
Treasury Bond ETF — 41,161 — — 3,959 45,120 422 359 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 22,617 — — 549 23,166 450 118 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 12,485 — — 671 13,156 253 82 —
iShares Core MSCI
Emerging Markets
ETF .......... — 293,834 — — 2,292 296,126 6,112 4,762 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 717,352 (11,075) 94 51,511 757,882 11,988 8,801 —
iShares Core U.S.
REIT ETF ...... — 127,522 — — 7,600 135,122 2,601 1,135 —
iShares MBS ETF .. — 95,366 — — 6,126 101,492 1,082 717 —
iShares Russell 1000
ETF .......... — 1,534,817 (11,802) 39 142,260 1,665,314 6,266 5,135 —

iShares LifePath
®
Target Date 2045 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
27
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Russell 2000
ETF .......... $ — $ 73,903 $ (8,429) $ (33) $ 5,925 $ 71,366 370 $ 252 $ —
iShares U.S. Treasury
Bond ETF ...... — 34,805 — — 1,282 36,087 1,569 178 —
$ 181 $ 238,312
$ 3,282,449
$ 23,078 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,281,018  $ —  $ —  $ 3,281,018
Short-Term Securities
Money Market Funds ...................................... 1,431  —  —  1,431
$ 3,282,449  $ —  $ —  $ 3,282,449

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
28
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  60 .0%
iShares Russell 1000 ETF ................... 8,211 $ 2,182,237
iShares Russell 2000 ETF ................... 600 115,728
2,297,965
a
Domestic Fixed Income  —  4 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 2,086 109,390
iShares 10-20 Year Treasury Bond ETF .......... 105 11,226
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 373 19,202
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 219 11,388
151,206
a
International Equity  —  36 .0%
iShares Core MSCI Emerging Markets ETF ....... 7,953 385,323
iShares Core MSCI International Developed Markets
ETF ................................ 15,694 992,175
1,377,498
a
Total Long-Term Investments — 100.0%
(Cost: $ 3,580,948 ) .................................. 3,826,669
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,754 $ 1,754
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,754 ) ..................................... 1,754
Total Investments — 100.0%
(Cost: $ 3,582,702 ) .................................. 3,828,423
Other Assets Less Liabilities — 0 .0% ..................... 7
Net Assets — 100.0% ................................. $ 3,828,430
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 1,754
(b)
$ — $ — $ — $ 1,754 1,754 $ 47 $ —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 99,151 — — 10,239 109,390 2,086 917 —
iShares 10-20 Year
Treasury Bond ETF — 10,705 (433) 52 902 11,226 105 83 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF — 18,670 — — 532 19,202 373 118 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF — 10,699 — — 689 11,388 219 82 —
iShares Core MSCI
Emerging Markets
ETF .......... — 384,024 — — 1,299 385,323 7,953 5,325 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 941,828 (8,084) 696 57,735 992,175 15,694 9,845 —
iShares Russell 1000
ETF .......... — 2,015,531 — — 166,706 2,182,237 8,211 5,722 —
iShares Russell 2000
ETF .......... — 113,181 (5,820) 748 7,619 115,728 600 335 —
$ 1,496 $ 245,721
$ 3,828,423
$ 22,474 $ —

iShares LifePath
®
Target Date 2050 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
29
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,826,669 $ — $ — $ 3,826,669
Short-Term Securities
Money Market Funds ...................................... 1,754 — — 1,754
$ 3,828,423 $ — $ — $ 3,828,423

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
30
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .8%
iShares Russell 1000 ETF ................... 8,450 $ 2,245,756
iShares Russell 2000 ETF ................... 617 119,007
2,364,763
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 719 37,704
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 8,251 399,761
iShares Core MSCI International Developed Markets
ETF ................................ 16,158 1,021,509
1,421,270
a
Total Long-Term Investments — 100.0%
(Cost: $ 3,587,158 ) .................................. 3,823,737
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,807 $ 1,807
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,807 ) ..................................... 1,807
Total Investments — 100.0%
(Cost: $ 3,588,965 ) .................................. 3,825,544
Other Assets Less Liabilities — 0 .0% ..................... 7
Net Assets — 100.0% ................................. $ 3,825,551
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 1,807
(b)
$ — $ — $ — $ 1,807 1,807 $ 44 $ —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 35,673 (1,738) 229 3,540 37,704 719 339 —
iShares Core MSCI
Emerging Markets
ETF .......... — 396,370 — — 3,391 399,761 8,251 5,478 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 969,180 (8,848) 762 60,415 1,021,509 16,158 10,144 —
iShares Russell 1000
ETF .......... — 2,084,295 (262) 23 161,700 2,245,756 8,450 5,895 —
iShares Russell 2000
ETF .......... — 114,273 (3,211) 412 7,533 119,007 617 335 —
$ 1,426 $ 236,579
$ 3,825,544
$ 22,235 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

iShares LifePath
®
Target Date 2055 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
31
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,823,737  $ —  $ —  $ 3,823,737
Short-Term Securities
Money Market Funds ...................................... 1,807  —  —  1,807
$ 3,825,544  $ —  $ —  $ 3,825,544

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
32
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .8%
iShares Russell 1000 ETF ................... 6,036 $ 1,604,188
iShares Russell 2000 ETF ................... 441 85,060
1,689,248
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 513 26,902
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 5,893 285,516
iShares Core MSCI International Developed Markets
ETF ................................ 11,542 729,685
1,015,201
a
Total Long-Term Investments — 100.0%
(Cost: $ 2,499,525 ) .................................. 2,731,351
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,180 $ 1,180
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,180 ) ..................................... 1,180
Total Investments — 100.0%
(Cost: $ 2,500,705 ) .................................. 2,732,531
Other Assets Less Liabilities — 0 .0% ..................... 5
Net Assets — 100.0% ................................. $ 2,732,536
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 1,180
(b)
$ — $ — $ — $ 1,180 1,180 $ 43 $ —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 24,967 (1,738) 229 3,444 26,902 513 339 —
iShares Core MSCI
Emerging Markets
ETF .......... — 281,677 — — 3,839 285,516 5,893 5,478 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 679,342 (8,848) 762 58,429 729,685 11,542 10,144 —
iShares Russell 1000
ETF .......... — 1,446,227 (262) 23 158,200 1,604,188 6,036 5,895 —
iShares Russell 2000
ETF .......... — 79,945 (3,211) 412 7,914 85,060 441 335 —
$ 1,426 $ 231,826
$ 2,732,531
$ 22,234 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

iShares LifePath
®
Target Date 2060 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
33
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,731,351  $ —  $ —  $ 2,731,351
Short-Term Securities
Money Market Funds ...................................... 1,180  —  —  1,180
$ 2,732,531  $ —  $ —  $ 2,732,531

Schedule of Investments
(unaudited)
January 31, 2024
iShares LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
34
2024
iShares Semi-Annual Report to Shareholders
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  61 .8%
iShares Russell 1000 ETF ................... 6,036 $ 1,604,188
iShares Russell 2000 ETF ................... 441 85,060
1,689,248
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF ................................ 513 26,902
a
International Equity  —  37 .2%
iShares Core MSCI Emerging Markets ETF ....... 5,893 285,516
iShares Core MSCI International Developed Markets
ETF ................................ 11,542 729,685
1,015,201
a
Total Long-Term Investments — 100.0%
(Cost: $ 2,499,525 ) .................................. 2,731,351
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.32%
(a) (b)
............................ 1,180 $ 1,180
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,180 ) ..................................... 1,180
Total Investments — 100.0%
(Cost: $ 2,500,705 ) .................................. 2,732,531
Other Assets Less Liabilities — 0 .0% ..................... 5
Net Assets — 100.0% ................................. $ 2,732,536
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
  Shares Held
at 01/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ $ — $ 1,180
(b)
$ — $ — $ — $ 1,180 1,180 $ 43 $ —
iShares 10+ Year
Investment Grade
Corporate Bond ETF — 24,967 (1,738) 229 3,444 26,902 513 339 —
iShares Core MSCI
Emerging Markets
ETF .......... — 281,677 — — 3,839 285,516 5,893 5,478 —
iShares Core MSCI
International
Developed Markets
ETF .......... — 679,342 (8,848) 762 58,429 729,685 11,542 10,144 —
iShares Russell 1000
ETF .......... — 1,446,227 (262) 23 158,200 1,604,188 6,036 5,895 —
iShares Russell 2000
ETF .......... — 79,945 (3,211) 412 7,914 85,060 441 335 —
$ 1,426 $ 231,826
$ 2,732,531
$ 22,234 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

iShares LifePath
®
Target Date 2065 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2024
35
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,731,351 $ — $ — $ 2,731,351
Short-Term Securities
Money Market Funds ...................................... 1,180 — — 1,180
$ 2,732,531 $ — $ — $ 2,732,531

2024
iShares Semi-Annual Report to Shareholders
Statements of Assets and Liabilities
(unaudited)
January 31, 2024
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2025 ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
ASSETS
Investments, at value — affiliated
(a)
.......................... $ 3,237,793  $ 2,703,800  $ 4,354,655  $ 6,541,185  $ 5,459,398
Receivables:
Dividends — affiliated ................................. 3  3  8  10  8
Total assets .........................................
3,237,796  2,703,803  4,354,663  6,541,195  5,459,406
LIABILITIES
Total liabilities ........................................
—  —  —  —  —
Commitments and contingent liabilities
NET ASSETS ........................................
$ 3,237,796  $ 2,703,803  $ 4,354,663  $ 6,541,195  $ 5,459,406
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 3,038,017  $ 2,500,000  $ 4,132,555  $ 6,170,141  $ 5,077,397
Accumulated earnings .................................. 199,779  203,803  222,108  371,054  382,009
NET ASSETS ........................................
$ 3,237,796  $ 2,703,803  $ 4,354,663  $ 6,541,195  $ 5,459,406
NET ASSET VALUE
Shares outstanding .................................... 120,000  100,000  160,000  240,000  200,000
Net asset value ....................................... $ 26.98  $ 27.04  $ 27.22  $ 27.25  $ 27.30
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Investments, at cost — affiliated .......................... $ 3,047,508  $ 2,509,895  $ 4,134,583  $ 6,176,800  $ 5,084,493

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
Financial Statements
See notes to financial statements.
iShares
LifePath Target Date
2045 ETF
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
ASSETS
Investments, at value — affiliated
(a)
.......................... $ 3,282,449  $ 3,828,423  $ 3,825,544  $ 2,732,531  $ 2,732,531
Receivables:
Dividends — affiliated ................................. 6  7  7  5  5
Total assets .........................................
3,282,455  3,828,430  3,825,551  2,732,536  2,732,536
LIABILITIES
Total liabilities ........................................
—  —  —  —  —
Commitments and contingent liabilities
NET ASSETS ........................................
$ 3,282,455  $ 3,828,430  $ 3,825,551  $ 2,732,536  $ 2,732,536
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 3,044,705  $ 3,581,932  $ 3,588,260  $ 2,500,000  $ 2,500,000
Accumulated earnings .................................. 237,750  246,498  237,291  232,536  232,536
NET ASSETS ........................................
$ 3,282,455  $ 3,828,430  $ 3,825,551  $ 2,732,536  $ 2,732,536
NET ASSET VALUE
Shares outstanding .................................... 120,000  140,000  140,000  100,000  100,000
Net asset value ....................................... $ 27.35  $ 27.35  $ 27.33  $ 27.33  $ 27.33
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Investments, at cost — affiliated .......................... $ 3,044,137  $ 3,582,702  $ 3,588,965  $ 2,500,705  $ 2,500,705

2024
iShares Semi-Annual Report to Shareholders
Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
See notes to financial statements.
iShares
LifePath Retirement
ETF
(a)
iShares
LifePath Target Date
2025 ETF
(a)
iShares
LifePath Target Date
2030 ETF
(a)
iShares
LifePath Target Date
2035 ETF
(a)
iShares
LifePath Target Date
2040 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ................................. $ 22,425  $ 22,704  $ 25,728  $ 44,344  $ 35,358
Interest — unaffiliated ................................. 1  1  1  1  1
Total investment income .................................
22,426  22,705  25,729  44,345  35,359
EXPENSES
Total expenses ....................................... —  —  —  —  —
Net investment income ..................................
22,426  22,705  25,729  44,345  35,359
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated .............................. 10,057  10,690  71  8,069  8,228
10,057  10,690  71  8,069  8,228
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................. 190,285  193,905  220,072  364,385  374,905
190,285  193,905  220,072  364,385  374,905
Net realized and unrealized gain ...........................
200,342  204,595  220,143  372,454  383,133
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..
$ 222,768  $ 227,300  $ 245,872  $ 416,799  $ 418,492
(a)
For the period from October 17, 2023 (commencement of operations) to January 31, 2024.

Statements of Operations
(unaudited) (continued)
Six Months Ended January 31, 2024
Financial Statements
See notes to financial statements.
iShares
LifePath Target Date
2045 ETF
(a)
iShares
LifePath Target Date
2050 ETF
(a)
iShares
LifePath Target Date
2055 ETF
(a)
iShares
LifePath Target Date
2060 ETF
(a)
iShares
LifePath Target Date
2065 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ................................. $ 23,078  $ 22,474  $ 22,235  $ 22,234  $ 22,234
Interest — unaffiliated ................................. 1  1  1  1  1
Total investment income .................................
23,079  22,475  22,236  22,235  22,235
EXPENSES
Total expenses ....................................... —  —  —  —  —
Net investment income ..................................
23,079  22,475  22,236  22,235  22,235
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated .............................. 181  1,496  1,426  1,426  1,426
181  1,496  1,426  1,426  1,426
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated .............................. 238,312  245,721  236,579  231,826  231,826
238,312  245,721  236,579  231,826  231,826
Net realized and unrealized gain ...........................
238,493  247,217  238,005  233,252  233,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..
$ 261,572  $ 269,692  $ 260,241  $ 255,487  $ 255,487
(a)
For the period from October 17, 2023 (commencement of operations) to January 31, 2024.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath
Retirement ETF
iShares
LifePath Target
Date 2025 ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 22,426  $ 22,705
Net realized gain .............................................................................. 10,057  10,690
Net change in unrealized appreciation (depreciation) ...................................................... 190,285  193,905
Net increase in net assets resulting from operations .........................................................
222,768  227,300
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(22,989)
(c)
(23,497)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
3,038,017  2,500,000
NET ASSETS
Total increase in net assets ......................................................................... 3,237,796  2,703,803
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 3,237,796  $ 2,703,803
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2030 ETF
iShares
LifePath Target
Date 2035 ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 25,729  $ 44,345
Net realized gain ............................................................................... 71  8,069
Net change in unrealized appreciation (depreciation) ....................................................... 220,072  364,385
Net increase in net assets resulting from operations ..........................................................
245,872  416,799
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ................................................
(23,764) (45,745)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................
4,132,555  6,170,141
NET ASSETS
Total increase in net assets .......................................................................... 4,354,663  6,541,195
Beginning of period ...............................................................................
—  —
End of period ...................................................................................
$ 4,354,663  $ 6,541,195
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2040 ETF
iShares
LifePath Target
Date 2045 ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 35,359  $ 23,079
Net realized gain .............................................................................. 8,228  181
Net change in unrealized appreciation (depreciation) ...................................................... 374,905  238,312
Net increase in net assets resulting from operations .........................................................
418,492  261,572
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(36,483)
(c)
(23,822)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
5,077,397  3,044,705
NET ASSETS
Total increase in net assets ......................................................................... 5,459,406  3,282,455
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 5,459,406  $ 3,282,455
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2050 ETF
iShares
LifePath Target
Date 2055 ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 22,475  $ 22,236
Net realized gain .............................................................................. 1,496  1,426
Net change in unrealized appreciation (depreciation) ...................................................... 245,721  236,579
Net increase in net assets resulting from operations .........................................................
269,692  260,241
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(23,194)
(c)
(22,950)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
3,581,932  3,588,260
NET ASSETS
Total increase in net assets ......................................................................... 3,828,430  3,825,551
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 3,828,430  $ 3,825,551
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2024
iShares Semi-Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2060 ETF
iShares
LifePath Target
Date 2065 ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .......................................................................... $ 22,235  $ 22,235
Net realized gain .............................................................................. 1,426  1,426
Net change in unrealized appreciation (depreciation) ...................................................... 231,826  231,826
Net increase in net assets resulting from operations .........................................................
255,487  255,487
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders ...............................................
(22,951)
(c)
(22,951)
(c)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ...............................................
2,500,000  2,500,000
NET ASSETS
Total increase in net assets ......................................................................... 2,732,536  2,732,536
Beginning of period ..............................................................................
—  —
End of period ..................................................................................
$ 2,732,536  $ 2,732,536
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Retirement ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .22
Net realized and unrealized gain
(c)
........................................................................................
1 .99
Net increase from investment operations .....................................................................................
2 .21
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 26.98
Total Return
(f)
–
Based on net asset value ...............................................................................................
8 .86%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .92%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,238
Portfolio turnover rate
(j)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2025
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .23
Net realized and unrealized gain
(c)
........................................................................................
2 .04
Net increase from investment operations .....................................................................................
2 .27
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.04
Total Return
(f)
–
Based on net asset value ...............................................................................................
9 .10%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .99%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 2,704
Portfolio turnover rate
(j)
.................................................................................................
4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2030
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .22
Net realized and unrealized gain
(c)
........................................................................................
2 .17
Net increase from investment operations .....................................................................................
2 .39
Distributions from net investment income
(d)
.................................................................................... ( 0 .17 )
Net asset value, end of period ...........................................................................................
$ 27.22
Total Return
(e)
–
Based on net asset value ...............................................................................................
9 .55%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .86%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 4,355
Portfolio turnover rate
(i)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2035
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .26
Net realized and unrealized gain
(c)
........................................................................................
2 .22
Net increase from investment operations .....................................................................................
2 .48
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.25
Total Return
(f)
–
Based on net asset value ...............................................................................................
9 .94%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
3 .32%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 6,541
Portfolio turnover rate
(j)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2040
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .23
Net realized and unrealized gain
(c)
........................................................................................
2 .31
Net increase from investment operations .....................................................................................
2 .54
Distributions from net investment income
(d)
.................................................................................... ( 0 .24 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.30
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.16%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
3 .06%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 5,459
Portfolio turnover rate
(j)
.................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2045
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .22
Net realized and unrealized gain
(c)
........................................................................................
2 .37
Net increase from investment operations .....................................................................................
2 .59
Distributions from net investment income
(d)
.................................................................................... ( 0 .24 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.35
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.37%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .82%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,282
Portfolio turnover rate
(j)
.................................................................................................
2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2050
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .21
Net realized and unrealized gain
(c)
........................................................................................
2 .37
Net increase from investment operations .....................................................................................
2 .58
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.35
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.32%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .74%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,828
Portfolio turnover rate
(j)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2055
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .21
Net realized and unrealized gain
(c)
........................................................................................
2 .35
Net increase from investment operations .....................................................................................
2 .56
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.33
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.23%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .77%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,826
Portfolio turnover rate
(j)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2060
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .22
Net realized and unrealized gain
(c)
........................................................................................
2 .34
Net increase from investment operations .....................................................................................
2 .56
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.33
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.23%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .92%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 2,733
Portfolio turnover rate
(j)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

2024
iShares Semi-Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2065
ETF
Period From
10/17/23
(a)
to 01/31/24
(unaudited)
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .22
Net realized and unrealized gain
(c)
........................................................................................
2 .34
Net increase from investment operations .....................................................................................
2 .56
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
(e)
Net asset value, end of period ...........................................................................................
$ 27.33
Total Return
(f)
–
Based on net asset value ...............................................................................................
10.23%
(g)
Ratios to Average Net Assets
(h)
–
Total expenses ......................................................................................................
0.00
(i)
Net investment income .................................................................................................
2 .92%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 2,733
Portfolio turnover rate
(j)
.................................................................................................
1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
LifePath Retirement
(a)
.................................................................................................. Diversified
LifePath Target Date 2025
(a)
.............................................................................................. Diversified
LifePath Target Date 2030
(a)
.............................................................................................. Diversified
LifePath Target Date 2035
(a)
.............................................................................................. Diversified
LifePath Target Date 2040
(a)
.............................................................................................. Diversified
LifePath Target Date 2045
(a)
.............................................................................................. Diversified
LifePath Target Date 2050
(a)
.............................................................................................. Diversified
LifePath Target Date 2055
(a)
.............................................................................................. Diversified
LifePath Target Date 2060
(a)
.............................................................................................. Diversified
LifePath Target Date 2065
(a)
.............................................................................................. Diversified
(a)
The Fund commenced operations on October 17, 2023.

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. Purchases and Sales
For the period ended January 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended January 31, 2024, in-kind transactions were as follows:
iShares ETF Purchases Sales
LifePath Retirement ................................................................................ $ 143,115 $ 87,557
LifePath Target Date 2025 ............................................................................ 149,339 94,708
LifePath Target Date 2030 ............................................................................ 141,409 80,721
LifePath Target Date 2035 ............................................................................ 179,221 129,529
LifePath Target Date 2040 ............................................................................ 130,284 83,714
LifePath Target Date 2045 ............................................................................ 90,602 46,426
LifePath Target Date 2050 ............................................................................ 56,442 14,337
LifePath Target Date 2055 ............................................................................ 55,510 14,059
LifePath Target Date 2060 ............................................................................ 55,510 14,059
LifePath Target Date 2065 ............................................................................ 55,510 14,059
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement .................................................................................. $ 2,981,093 $ —
LifePath Target Date 2025 .............................................................................. 2,443,906 —
LifePath Target Date 2030 .............................................................................. 4,072,256 —
LifePath Target Date 2035 .............................................................................. 6,116,635 —
LifePath Target Date 2040 .............................................................................. 5,027,615 —
LifePath Target Date 2045 .............................................................................. 2,998,349 —
LifePath Target Date 2050 .............................................................................. 3,537,347 —
LifePath Target Date 2055 .............................................................................. 3,544,282 —
LifePath Target Date 2060 .............................................................................. 2,456,648 —
LifePath Target Date 2065 .............................................................................. 2,456,648 —

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ............................................ $ 3,047,508  $ 190,285  $ —  $ 190,285
LifePath Target Date 2025 ........................................ 2,509,895  193,905  —  193,905
LifePath Target Date 2030 ........................................ 4,134,583  220,072  —  220,072
LifePath Target Date 2035 ........................................ 6,176,800  365,236  (851) 364,385
LifePath Target Date 2040 ........................................ 5,084,493  374,905  —  374,905
LifePath Target Date 2045 ........................................ 3,044,137  238,312  —  238,312
LifePath Target Date 2050 ........................................ 3,582,702  245,721  —  245,721
LifePath Target Date 2055 ........................................ 3,588,965  236,579  —  236,579
LifePath Target Date 2060 ........................................ 2,500,705  231,826  —  231,826
LifePath Target Date 2065 ........................................ 2,500,705  231,826  —  231,826

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Period Ended
01/31/24
iShares ETF Shares Amount
LifePath Retirement
(a)
Shares sold .................................................................................... 120,000  $ 3,038,017
Shares redeemed ................................................................................ —  —
120,000  $ 3,038,017
LifePath Target Date 2025
(a)
Shares sold .................................................................................... 100,000  $ 2,500,000
Shares redeemed ................................................................................ —  —
100,000  $ 2,500,000
LifePath Target Date 2030
(a)
Shares sold .................................................................................... 160,000  $ 4,132,555
Shares redeemed ................................................................................ —  —
160,000  $ 4,132,555
LifePath Target Date 2035
(a)
Shares sold .................................................................................... 240,000  $ 6,170,141
Shares redeemed ................................................................................ —  —
240,000  $ 6,170,141
LifePath Target Date 2040
(a)
Shares sold .................................................................................... 200,000  $ 5,077,397
Shares redeemed ................................................................................ —  —
200,000  $ 5,077,397
LifePath Target Date 2045
(a)
Shares sold .................................................................................... 120,000  $ 3,044,705
Shares redeemed ................................................................................ —  —
120,000  $ 3,044,705
LifePath Target Date 2050
(a)
Shares sold .................................................................................... 140,000  $ 3,581,932
Shares redeemed ................................................................................ —  —
140,000  $ 3,581,932
LifePath Target Date 2055
(a)
Shares sold .................................................................................... 140,000  $ 3,588,260
Shares redeemed ................................................................................ —  —
140,000  $ 3,588,260
LifePath Target Date 2060
(a)
Shares sold .................................................................................... 100,000  $ 2,500,000
Shares redeemed ................................................................................ —  —
100,000  $ 2,500,000
LifePath Target Date 2065
(a)
Shares sold .................................................................................... 100,000  $ 2,500,000
Shares redeemed ................................................................................ —  —
100,000  $ 2,500,000

Notes to Financial Statements
(unaudited) (continued)

2024
iShares Semi-Annual Report to Shareholders
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
(a)
The Fund commenced operations on October 17, 2023.

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares LifePath Retirement ETF, iShares LifePath Target Date 2025 ETF, iShares LifePath Target Date 2030 ETF, iShares LifePath Target Date 2035 ETF, iShares
LifePath Target Date 2040 ETF, iShares LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares LifePath Target Date 2055 ETF, iShares
LifePath Target Date 2060 ETF, iShares LifePath Target Date 2065 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory
Agreements. At a meeting held on September 27-28, 2023, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates;
and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the
Independent Board Members, to approve the Advisory Agreements are discussed below.
Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreements.
Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreements. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA,
BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds.
The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreements supported the Board’s approval of the Advisory Agreements.
Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreements or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.
Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the
iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.
This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreements.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the

Board Review and Approval of Investment Advisory Contract
(continued)

2024
iShares Semi-Annual Report to Shareholders
client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.
Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreements.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreements does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreements.

Statement Regarding Liquidity Risk Management Program
(unaudited)

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares LifePath Retirement ETF, iShares LifePath Target Date 2025 ETF, iShares LifePath Target Date 2030 ETF,
iShares LifePath Target Date 2035 ETF, iShares LifePath Target Date 2040 ETF, iShares LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares
LifePath Target Date 2055 ETF, iShares LifePath Target Date 2060 ETF and iShares LifePath Target Date 2065 ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

2024
iShares Semi-Annual Report to Shareholders
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
January 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
LifePath Retirement
(a)
............................. $ 0 .224220 $ — $ 0 .005671 $ 0 .229891 98% — % 2% 100%
LifePath Target Date 2025
(a)
......................... 0 .227023 — 0 .007951 0 .234974 97 — 3 100
LifePath Target Date 2035
(a)
......................... 0 .221665 — 0 .007062 0 .228727 97 — 3 100
LifePath Target Date 2040
(a)
......................... 0 .235645 — 0 .007573 0 .243218 97 — 3 100
LifePath Target Date 2045
(a)
......................... 0 .230686 — 0 .007533 0 .238219 97 — 3 100
LifePath Target Date 2050
(a)
......................... 0 .224624 — 0 .007312 0 .231936 97 — 3 100
LifePath Target Date 2055
(a)
......................... 0 .222238 — 0 .007267 0 .229505 97 — 3 100
LifePath Target Date 2060
(a)
......................... 0 .222238 — 0 .007267 0 .229505 97 — 3 100
LifePath Target Date 2065
(a)
......................... 0 .222238 — 0 .007267 0 .229505 97 — 3 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

2024
iShares Semi-Annual Report to Shareholders
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

iS-SAR-721-0124
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

Not applicable to this semi-annual report.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	March 21, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	March 21, 2024